As filed with the Securities and Exchange Commission


                               on October 26, 2005


                        Securities Act File No. 33-92982
                    Investment Company Act File No. 811-9054

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]

                         Pre Effective Amendment No.                         [ ]


                       Post Effective Amendment No. 26                       [x]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [x]


                              Amendment No. 27                               [x]


                        (Check appropriate box or boxes)

                         Credit Suisse Opportunity Funds
.................................................................................
               (Exact Name of Registrant as Specified in Charter)



         466 Lexington Avenue
         New York, New York  10017                                  10017-3140
.................................................................................
(Address of Principal Executive Offices                             (Zip Code)
Registrant's Telephone Number, including Area Code:               (212) 875-3500




                               J. Kevin Gao, Esq.
                         Credit Suisse Opportunity Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140
              ...................................................
                     (Name and Address of Agent for Service)
                                    Copy to:

                             Rose F. DiMartino, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this filing is declared effective.

It is proposed that this filing will become effective (check appropriate box):

1. [ ]  immediately upon filing pursuant to paragraph (b)
2. [ ]  on February 28, 2005 pursuant to paragraph (b)
3. [ ]  60 days after filing pursuant to paragraph (a)(1)
4. [ ]  on [date] pursuant to paragraph (a)(1)
5. [x]  75 days after filing pursuant to paragraph (a)(2)
6. [ ]  on [date] pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

7. [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CREDIT SUISSE FUNDS
Prospectus


CLASS A AND C SHARES



November 1, 2005


o      CREDIT SUISSE STRATEGIC ALLOCATION FUND--
                  CONSERVATIVE

o      CREDIT SUISSE STRATEGIC ALLOCATION FUND--
                  MODERATE

o      CREDIT SUISSE STRATEGIC ALLOCATION FUND--
                  AGGRESSIVE

As with all mutual funds, the Securities and Exchange Commission has not approved these funds, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS...............................................................4
     Overview............................................................4
     Goals and Principal Strategies......................................5
     A Word About Risk...................................................6
     Underlying Fund of Funds Structure and Expense Risk.................7
     Underlying Performance Risk.........................................7
     Investor Profile...................................................11
PERFORMANCE SUMMARY.....................................................13
INVESTOR EXPENSES.......................................................14
     Fees and Fund Expenses.............................................14
     Example............................................................17
THE FUNDS IN DETAIL.....................................................18
     The Management Firm................................................18
     Fund Information Key...............................................18
     Asset Allocation Process...........................................19
     Goal and Strategies................................................20
     Portfolio Investments..............................................23
     Risk Factors.......................................................30
Financial Highlights....................................................31
MORE ABOUT RISK.........................................................32
     Introduction.......................................................32
     Types of Investment Risk...........................................32
MEET THE MANAGERS.......................................................39
MORE ABOUT YOUR FUND....................................................40
     Share Valuation....................................................40
     Distributions......................................................40
     Taxes..............................................................41
CHOOSING A CLASS OF SHARES..............................................43
BUYING AND SELLING SHARES...............................................44
SHAREHOLDER SERVICES....................................................46
OTHER POLICIES..........................................................47
OTHER SHAREHOLDER INFORMATION...........................................49
OTHER INFORMATION.......................................................55
     About the Distributor..............................................55
FOR MORE INFORMATION............................................back cover


Each fund is a series of Credit Suisse Opportunity Funds.

                                   KEY POINTS

                                    OVERVIEW

         The funds are designed to meet the needs of investors who prefer a single investment with an investment objective that is consistent with the anticipated length of time until they will need their funds and their risk tolerance. As described in this Prospectus, each fund has its own asset allocation strategy, which gives it distinctive risk/return characteristics.

         The funds may be appropriate for your investment portfolio if you:

o    prefer simplified investment decision making

o prefer to have your asset allocation decisions made by professional money managers

o seek diversification through the allocation of assets among different asset classes to reduce volatility over the long-term

o    want a single investment that is re-balanced periodically

o seek access to share classes of Credit Suisse Funds that would otherwise not be available to you directly

         The funds invest primarily in a combination of certain Credit Suisse Funds (the "underlying Credit Suisse Funds") that, in turn, invest directly in a wide range of portfolio securities (like U.S. and foreign money market, equity, debt and commodity-linked derivative securities). Although an investor may achieve the same level of diversification by investing directly in a variety of Credit Suisse Funds, each fund provides investors with a means to simplify their investment decisions by investing through a single portfolio.

         Each fund seeks to achieve its investment objective by allocating its assets strategically among the fixed-income (including money market), equity and alternative securities funds selected from the underlying Credit Suisse Funds. The funds differ in the underlying Credit Suisse Funds in which they invest and the percentages of assets allocated to each of the underlying Credit Suisse Funds.

                         GOALS AND PRINCIPAL STRATEGIES

GOALS

         The following compares the funds' investment goals and levels of risk and return relative to one another:

o THE STRATEGIC ALLOCATION FUND -- CONSERVATIVE (THE "CONSERVATIVE ALLOCATION FUND") seeks income and modest growth to preserve purchasing power. This fund is designed for investors with shorter investment horizons and lower risk tolerances

o THE STRATEGIC ALLOCATION FUND -- MODERATE (THE "MODERATE ALLOCATION FUND") seeks total return, consisting of income and capital appreciation. This fund is designed for investors with intermediate investment horizons and moderate-to-high risk tolerances

o THE STRATEGIC ALLOCATION FUND-- AGGRESSIVE (THE "AGGRESSIVE ALLOCATION FUND") seeks capital appreciation. This fund is designed for investors with longer investment horizons and high risk tolerances

PRINCIPAL STRATEGIES

         To pursue its goal, each fund allocates its assets strategically among the fixed-income (including money market), equity and alternative securities funds selected from the underlying Credit Suisse Funds. The funds invest among the underlying Credit Suisse Funds within identified ranges. The funds differ in the underlying Credit Suisse Funds in which they invest and the percentages of assets allocated to each of the underlying Credit Suisse Funds. Each fund may also invest a portion of its assets in cash and cash equivalents.

         The table below shows each fund's current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the categories of underlying Credit Suisse Funds. These investment targets and ranges, as well as the group of underlying Credit Suisse Funds, may be changed from time to time without shareholder approval based on the assessment of the investment adviser of the funds, Credit Suisse Asset Management, LLC, of market conditions and/or changes in the economy. Any such changes will be reflected in the current Prospectus; however, it may take some time to execute those changes. CSAM will re-allocate the investments of the funds over a reasonable period of time while seeking to minimize disruptive effects and adverse costs to the funds and the underlying Credit Suisse Funds.


--------------------------------------------- -------------------------- ---------------------- ----------------------
                                                                                                     ALTERNATIVE
STRATEGIC ALLOCATION FUND                        FIXED-INCOME FUNDS          EQUITY FUNDS         SECURITIES FUNDS
--------------------------------------------- -------------------------- ---------------------- ----------------------

CONSERVATIVE
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Target                                                  70%                      30%                     0%
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Range                                               60% - 100%                0% - 40%                0% - 5%
--------------------------------------------- -------------------------- ---------------------- ----------------------
MODERATE
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Target                                                  30%                      60%                    10%
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Range                                                20% - 40%               35% - 80%               0% - 10%
--------------------------------------------- -------------------------- ---------------------- ----------------------
--------------------------------------------- -------------------------- ---------------------- ----------------------
AGGRESSIVE
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Target                                                  10%                      80%                    10%
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Range                                                 0% - 30%                55% - 100%             0% - 15%
--------------------------------------------- -------------------------- ---------------------- ----------------------


The initial target for each underlying Credit Suisse Fund is set forth in "The
Funds in Detail--Goal and Strategies--Principal Strategies."


A WORD ABOUT RISK

         All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

         The funds' principal risk factors are:

          o    Allocation risk



          o    Non-diversified status

          o    Underlying fund of funds structure and expense risk

          o    Underlying performance risk



         In addition, the funds are subject to the risks associated with the underlying Credit Suisse Funds in which they invest:

          o Commodity risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o Correlation risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o    Credit risk (All Funds)

          o Derivatives risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o Emerging markets focus (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o    Focus risk (All Funds)

          o    Foreign securities risk (All Funds)

          o    Income risk (Strategic Allocation Fund -- Conservative)

          o    Interest-rate risk (All Funds)

          o Liquidity risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o    Market risk (All Funds)

          o    Portfolio turnover risk (All Funds)

          o Special-situations companies (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o Speculative exposure risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o Start-up and other small companies (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o Tax risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

         These principal risk factors for the funds are discussed below. Before you invest, please make sure you understand the risks that apply to your fund. As with any mutual fund, you could lose money over any period of time.

         Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


FUNDS' RISK FACTORS
-------------------

ALLOCATION RISK

         The ability of each fund to achieve its investment objective depends in part on the ability of CSAM to allocate effectively the fund's assets among the underlying Credit Suisse Funds. There can be no assurance that CSAM's evaluations and assumptions regarding asset classes and the underlying Credit Suisse Funds will successfully enable the funds to achieve their investment objectives.

NON-DIVERSIFIED STATUS

         Each fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in any one underlying Credit Suisse Fund than a diversified fund. Certain of the underlying Credit Suisse Funds are also non-diversified funds. As a result, a fund may be subject to greater volatility with respect to a particular underlying Credit Suisse Fund than a fund that is diversified.

UNDERLYING FUND OF FUNDS STRUCTURE AND EXPENSE RISK

         By investing in the underlying Credit Suisse Funds indirectly through one of the funds, an investor will incur not only a proportionate share of the expenses of the underlying Credit Suisse Funds held by the fund (including operating costs and management fees), but also expenses of the fund. Consequently, an investment in a fund entails more direct and indirect expenses than a direct investment in the underlying Credit Suisse Funds. In order to minimize these expenses, the funds intend to invest in the class of shares of each underlying Credit Suisse Fund with the lowest shareholder fees and net fund operating expenses.

         Additionally, one underlying Credit Suisse Fund may buy the same securities that another underlying Credit Suisse Fund sells. If this happens, an investor in a fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, an investor in a fund may receive taxable gains from portfolio transactions by the underlying Credit Suisse Funds, as well as taxable gains from transactions in shares of the underlying Credit Suisse Funds by a fund. Certain of the underlying Credit Suisse Funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

UNDERLYING PERFORMANCE RISK

         Because each fund invests most of its assets in underlying Credit Suisse Funds, each fund's investment performance is directly related to the performance of those underlying Credit Suisse Funds. The performance of those underlying Credit Suisse Funds, in turn, depends upon the performance of the securities in which they invest. Each underlying Credit Suisse Fund has risks associated with it, which are described in this Prospectus under "The Funds in Detail--Goal and Strategies" and in that Fund's Prospectus and Statement of Additional Information.


UNDERLYING CREDIT SUISSE FUNDS' RISK FACTORS
--------------------------------------------

COMMODITY RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         The investment by Credit Suisse Commodity Return Strategy Fund (the "Commodity Fund"), one of the underlying Credit Suisse Funds, in commodity-linked derivative instruments may subject the Commodity Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

         Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Commodity Fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CORRELATION RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         The risk that changes in the value of an instrument will not match those of the investment being hedged.

CREDIT RISK
All Funds

         The issuer of a security may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         In addition to the risks described below under "Speculative Exposure Risk," there are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Certain underlying Credit Suisse Funds, such as the Commodity Fund, may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest-rate or currency risk. Certain underlying Credit Suisse Funds may also use derivatives for leverage. Their use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as commodity risk, correlation risk, leveraging, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that an underlying Credit Suisse Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EMERGING MARKETS FOCUS
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         Focusing on emerging (less developed) markets involves higher levels of risk, including increased access, currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to operational and other risks as well. Some countries may have restrictions that could limit an underlying Credit Suisse Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject an underlying Credit Suisse Fund to increased volatility or substantial declines in value.

FOCUS RISK
All Funds


         Certain underlying Credit Suisse Funds generally invest a greater proportion of their assets in the securities of a smaller number of issuers. As a result, an underlying Credit Suisse Fund may be subject to greater volatility with respect to its investments than a fund that invests in a larger number of securities. The Commodity Fund will be exposed to the performance of commodities in the DJ-AIG Index, which may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the Commodity Fund may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.


FOREIGN SECURITIES RISK
All Funds

         To the extent that the underlying Credit Suisse Funds invest in foreign securities, they carry additional risks that include:

         o CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although an underlying Credit Suisse Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

         o INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

         o POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an underlying Credit Suisse Fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INCOME RISK
Strategic Allocation Fund -- Conservative

         The income level of an underlying Credit Suisse Fund that is a money market fund or fixed-income fund may decline because of falling interest rates and other market conditions. The yield of these funds will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK
All Funds

         Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

LIQUIDITY RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         Certain of an underlying Credit Suisse Fund's securities, such as the swaps and commodity-linked notes held by the Commodity Fund, may be difficult or impossible to sell at the time and the price that the underlying Credit Suisse Fund would like. The underlying Credit Suisse Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on the management or performance of an underlying Credit Suisse Fund.

MARKET RISK
All Funds

         The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks, bonds and commodities, and the mutual funds that invest in them.

         Bonds and other fixed-income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as issuer and maturity. Some companies may be riskier than the stocks of others.

PORTFOLIO TURNOVER RISK
All Funds

         The techniques and strategies contemplated by Credit Suisse Target Return Fund (the "Target Return Fund"), one of the underlying Credit Suisse Funds, might result in a high degree of portfolio turnover. High portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to the Target Return Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Target Return Fund's after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect the Target Return Fund's performance.

SPECIAL-SITUATIONS COMPANIES
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations.

SPECULATIVE EXPOSURE RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         To the extent that a derivative or practice is not used as a hedge by an underlying Credit Suisse Fund, these funds are indirectly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

START-UP AND OTHER SMALL COMPANIES
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

TAX RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         In order to qualify as a regulated investment company ("RIC"), the Commodity Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The status of commodity-linked swaps and structured notes in which the Commodity Fund may invest under such tests to qualify as a RIC under the Internal Revenue Code of 1986, as amended, is not certain, and the Commodity Fund does not intend to obtain a ruling from the Internal Revenue Service. In the event these instruments are adversely treated under these tests, the Commodity Fund will take all available steps to lessen any adverse tax consequences, although there can be no guarantee that it will be able to do so. If the Commodity Fund fails to qualify as a RIC, it will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Commodity Fund's earnings and profits.

INVESTOR PROFILE

CONSERVATIVE ALLOCATION FUND

This fund is designed for investors who:

     o are seeking primarily income but also a modest amount of growth to preserve purchasing power

     o    have a short time horizon

     o    have low risk tolerance

     o    are willing to accept lower potential returns

IT MAY NOT BE APPROPRIATE IF YOU:

     o    are investing for maximum return over a long time horizon

     o    are uncomfortable with an investment that will fluctuate in value

     o    require stability of your principal


MODERATE ALLOCATION FUND

This fund is designed for investors who:

     o    have a longer time horizon

     o are investing for total return, consisting of income and capital appreciation

     o    are willing to accept risk and volatility

IT MAY NOT BE APPROPRIATE IF YOU:

     o    are investing for a shorter time horizon

     o are uncomfortable with an investment that has a higher degree of volatility

     o    are looking for income


AGGRESSIVE ALLOCATION FUND

This fund is designed for investors who:

     o    have a longer time horizon

     o    are investing for capital appreciation

     o are willing to assume the risk of losing money in exchange for attractive potential long-term returns

IT MAY NOT BE APPROPRIATE IF YOU:

     o    are investing for a shorter time horizon

     o are uncomfortable with an investment that has a high degree of volatility

     o    are looking for income

You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

         As the funds have only recently commenced operations, no performance information is available as of the date of this Prospectus.

                                INVESTOR EXPENSES

         FEES AND FUND EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual fund operating expenses are estimated amounts based on the assumption that each fund's assets equal $1 million for the fiscal year ending October 31, 2006.



-------------------------------------------------------------------------------------------------------
                               STRATEGIC ALLOCATION FUND--CONSERVATIVE
-------------------------------------------------------------------------------------------------------
                                                                        CLASS A           CLASS C
------------------------------------------------------------------ ------------------ -----------------


SHAREHOLDER FEES
  (paid directly from your investment)
------------------------------------------------------------------ ------------------ -----------------
Maximum sales charge (load) imposed on purchases (as                     4.00%(1)            NONE
  a percentage of offering price)
------------------------------------------------------------------ ------------------ -----------------
Maximum deferred sales charge (load) (as a percentage                    NONE             1.00%(2)
  of original purchase price or redemption proceeds,
  as applicable)
------------------------------------------------------------------ ------------------ -----------------
Maximum sales charge (load) on reinvested
  distributions (as a percentage of offering price)                      NONE               NONE
------------------------------------------------------------------ ------------------ -----------------


Exchange fees                                                            NONE               NONE
------------------------------------------------------------------ ------------------ -----------------
ANNUAL FUND OPERATING EXPENSES
  (deducted from fund assets)
------------------------------------------------------------------ ------------------ -----------------

Management fee (3)                                                       0.10%             0.10%

------------------------------------------------------------------ ------------------ -----------------
Distribution and service (12b-1) fee                                     0.25%             1.00%
------------------------------------------------------------------ ------------------ -----------------


Underlying Credit Suisse Fund expenses(4)                                0.60%              0.60%

------------------------------------------------------------------ ------------------ -----------------
Other expenses (5)                                                      15.14%             15.14%
------------------------------------------------------------------ ------------------ -----------------

TOTAL ANNUAL FUND OPERATING EXPENSES (5), (6)                           16.09%             16.84%


------------------------------------------------------------------ ------------------ -----------------

-------------------------------------------------------------------------------------------------------
                                 STRATEGIC ALLOCATION FUND--MODERATE
-------------------------------------------------------------------------------------------------------
                                                                        CLASS A           CLASS C
------------------------------------------------------------------ ------------------ -----------------


SHAREHOLDER FEES
  (paid directly from your investment)
------------------------------------------------------------------ ------------------ -----------------
Maximum sales charge (load) imposed on purchases (as                     4.00%(1)            NONE
  a percentage of offering price)
------------------------------------------------------------------ ------------------ -----------------
Maximum deferred sales charge (load) (as a percentage                    NONE             1.00%(2)
  of original purchase price or redemption proceeds,
  as applicable)
------------------------------------------------------------------ ------------------ -----------------
Maximum sales charge (load) on reinvested
  distributions (as a percentage of offering price)                      NONE               NONE
------------------------------------------------------------------ ------------------ -----------------


Exchange fees                                                            NONE               NONE
------------------------------------------------------------------ ------------------ -----------------
ANNUAL FUND OPERATING EXPENSES
  (deducted from fund assets)
------------------------------------------------------------------ ------------------ -----------------

Management fee (3)                                                       0.10%             0.10%

------------------------------------------------------------------ ------------------ -----------------
Distribution and service (12b-1) fee                                     0.25%             1.00%
------------------------------------------------------------------ ------------------ -----------------


Underlying Credit Suisse Fund expenses(4)                                0.86%              0.86%

------------------------------------------------------------------ ------------------ -----------------
Other expenses  (5)                                                     15.20%              15.20%
------------------------------------------------------------------ ------------------ -----------------

TOTAL ANNUAL FUND OPERATING EXPENSES (5), (6)                           16.41%              17.16%


------------------------------------------------------------------ ------------------ -----------------

-------------------------------------------------------------------------------------------------------
                                STRATEGIC ALLOCATION FUND--AGGRESSIVE
-------------------------------------------------------------------------------------------------------
                                                                        CLASS A           CLASS C
------------------------------------------------------------------ ------------------ -----------------

SHAREHOLDER FEES
  (paid directly from your investment)
------------------------------------------------------------------ ------------------ -----------------
Maximum sales charge (load) imposed on purchases (as                     4.00%(1)            NONE
  a percentage of offering price)
------------------------------------------------------------------ ------------------ -----------------
Maximum deferred sales charge (load) (as a percentage                    NONE             1.00%(2)
  of original purchase price or redemption proceeds,
  as applicable)
------------------------------------------------------------------ ------------------ -----------------
Maximum sales charge (load) on reinvested
  distributions (as a percentage of offering price)                      NONE               NONE
------------------------------------------------------------------ ------------------ -----------------


------------------------------------------------------------------ ------------------ -----------------
Exchange fees                                                            NONE               NONE
------------------------------------------------------------------ ------------------ -----------------
ANNUAL FUND OPERATING EXPENSES
  (deducted from fund assets)
------------------------------------------------------------------ ------------------ -----------------

Management fee (3)                                                       0.10%             0.10%

------------------------------------------------------------------ ------------------ -----------------
Distribution and service (12b-1) fee                                     0.25%             1.00%
------------------------------------------------------------------ ------------------ -----------------


Underlying Credit Suisse Fund expenses(4)                                0.93%             0.93%



------------------------------------------------------------------ ------------------ -----------------
Other expenses (5)                                                      15.15%             15.15%
------------------------------------------------------------------ ------------------ -----------------

TOTAL ANNUAL FUND OPERATING EXPENSES (5), (6)                           16.43%             17.18%


------------------------------------------------------------------ ------------------ -----------------



(1) The maximum sales charge imposed is reduced for larger purchases. Purchases of $250,000 or more are not subject to an initial sales charge but may be subject to a 1.00% CDSC (Contingent Deferred Sales Charge) on redemptions made within 12 months of purchase. See "Other Shareholder Information."


(2)    1% during the first year.

(3) The management fee payable by each fund is equal to 0.10% of average daily net assets attributable to the fund's investments in underlying Credit Suisse Funds and cash or cash equivalents and 0.55% of average daily net assets attributable to other investments. Since initially all of each fund's assets will be invested in underlying Credit Suisse Funds and cash or cash equivalents, the management fee will initially be 0.10% of average daily net assets.


(4) The "Underlying Credit Suisse Fund expenses" figures for each fund are based upon its target allocations set forth on page 21 of this Prospectus to the underlying Credit Suisse Funds and upon total operating expenses of those underlying Credit Suisse Funds based on their most recent fiscal year ends without taking into consideration any current voluntary fee waivers or expense limitations for the underlying Credit Suisse Funds. The actual indirect expenses incurred by a shareholder will vary based on the relevant fund's actual allocation of its assets and the actual expenses of the underlying Credit Suisse Funds. Certain of the underlying Credit Suisse Funds have expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying Credit Suisse Fund. The current average expense ratio of the underlying Credit Suisse Funds for each of the Conservative, Moderate and Aggressive Allocation Funds is estimated to be 0.60%, 0.86% and 0.93%, respectively, based upon CSAM's initial target allocation of each fund's assets and the current expense ratio of each underlying Credit Suisse Fund. Based on the initial target allocations and the most recent stockholder report or Prospectus of each underlying Credit Suisse Fund, the ranges of the total annual fund operating expenses (before fee waivers, reimbursements or credits) and the net annual operating expenses (after fee waivers, reimbursements or credits) for the share classes in which the funds initially intend to invest are:


      STRATEGIC ALLOCATION FUND     RANGE OF GROSS EXPENSES    RANGE OF NET EXPENSES


      CONSERVATIVE
            CLASS A                     0.31% - 2.15%             0.10% - 1.42%
            CLASS C                     0.31% - 2.15%             0.10% - 1.42%

      MODERATE
            CLASS A                     0.67% - 2.67%             0.45% - 1.95%
            CLASS C                     0.67% - 2.67%             0.45% - 1.95%

      AGGRESSIVE
            CLASS A                     0.90% - 2.67%             0.70% - 1.95%
            CLASS C                     0.90% - 2.67%             0.70% - 1.95%




(5) Other expenses and total annual fund operating expenses appear high because they are calculated assuming the fund had $1 million in assets.

(6) Expected fees and expenses (excluding underlying Credit Suisse Fund expenses) for the fiscal year ending October 31, 2006 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time. These waivers and expense reimbursements do not limit the expenses of the underlying Credit Suisse Funds indirectly incurred by a shareholder in the funds.



                                                                STRATEGIC ALLOCATION FUND--CONSERVATIVE

         EXPENSES AFTER WAIVERS,
         REIMBURSEMENTS OR CREDITS                               CLASS A                        CLASS C
         ----------------------------------------------------------------------------------------------


         Management fee                                             0.00%                          0.00%
         Distribution and service (12b-1) fee                       0.25%                          1.00%
         Other expenses                                             1.25%                          1.25%
                                                            ------------                   ------------
         NET ANNUAL FUND OPERATING EXPENSES                         1.50%                          2.25%



                                                                  STRATEGIC ALLOCATION FUND--MODERATE

         EXPENSES AFTER WAIVERS,
         REIMBURSEMENTS OR CREDITS                               CLASS A                        CLASS C
         ----------------------------------------------------------------------------------------------


         Management fee                                             0.00%                          0.00%
         Distribution and service (12b-1) fee                       0.25%                          1.00%
         Other expenses                                             1.25%                          1.25%
                                                            ------------                   ------------
         NET ANNUAL FUND OPERATING EXPENSES                         1.50%                          2.25%



                                                                 STRATEGIC ALLOCATION FUND--AGGRESSIVE

         EXPENSES AFTER WAIVERS,
         REIMBURSEMENTS OR CREDITS                               CLASS A                        CLASS C
         ----------------------------------------------------------------------------------------------


         Management fee                                             0.00%                          0.00%
         Distribution and service (12b-1) fee                       0.25%                          1.00%
         Other expenses                                             1.25%                          1.25%
                                                            ------------                   ------------
         NET ANNUAL FUND OPERATING EXPENSES                         1.50%                          2.25%



EXAMPLE

This example may help you compare the cost of investing in these funds with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, each fund returns 5% annually, expense ratios remain as listed in the first table on the previous page (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------- ----------------------------------------
                                              STRATEGIC ALLOCATION FUND--CONSERVATIVE
--------------------------------------------- ----------------------------------------
                                                   ONE YEAR           THREE YEARS
--------------------------------------------- ------------------- --------------------

CLASS A (WITH OR WITHOUT REDEMPTION)                  $1,859               $3,164
--------------------------------------------- ------------------- --------------------
CLASS C (REDEMPTION AT END OF PERIOD)                 $1,684               $3,050
--------------------------------------------- ------------------- --------------------
CLASS C (NO REDEMPTION)                               $1,584               $3,050
--------------------------------------------- ------------------- --------------------



--------------------------------------------- ----------------------------------------
                                                STRATEGIC ALLOCATION FUND--MODERATE
--------------------------------------------- ----------------------------------------
                                                   ONE YEAR           THREE YEARS
--------------------------------------------- ------------------- --------------------

CLASS A (WITH OR WITHOUT REDEMPTION)                  $1,885               $3,224
--------------------------------------------- ------------------- --------------------
CLASS C (REDEMPTION AT END OF PERIOD)                 $1,712               $3,110
--------------------------------------------- ------------------- --------------------
CLASS C (NO REDEMPTION)                               $1,612               $3,110
--------------------------------------------- ------------------- --------------------



--------------------------------------------- ----------------------------------------
                                               STRATEGIC ALLOCATION FUND--AGGRESSIVE
--------------------------------------------- ----------------------------------------
                                                   ONE YEAR           THREE YEARS
--------------------------------------------- ------------------- --------------------

CLASS A (WITH OR WITHOUT REDEMPTION)                  $1,887               $3,236
--------------------------------------------- ------------------- --------------------
CLASS C (REDEMPTION AT END OF PERIOD)                 $1,713               $3,122
--------------------------------------------- ------------------- --------------------
CLASS C (NO REDEMPTION)                               $1,613               $3,122
--------------------------------------------- ------------------- --------------------


                                      -17-

                               THE FUNDS IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o    Investment adviser for the funds and the underlying Credit Suisse Funds

o Responsible for managing each fund's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business unit of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients


o As of June 30, 2005, Credit Suisse Asset Management companies managed approximately $24.2 billion in the U.S. and $327.8 billion globally



o Credit Suisse Asset Management has offices in 17 countries, including Securities and Exchange Commission ("SEC")-registered offices in New
     York, London, Sydney and Tokyo; other offices (such as those in Amsterdam, Budapest, Frankfurt, Guernsey, Hong-Kong, Luxembourg, Madrid, Milan, Paris, Hong Kong, Prague, Sao Paulo, Warsaw and Zurich) are not registered with the SEC.



         For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

MULTI-CLASS STRUCTURE

         This Prospectus offers only Class A and Class C shares of the funds, which are sold through financial intermediaries and other financial services firms and are sold with a front-end sales load and deferred sales charges, respectively. The fund offers Common Class shares through a separate Prospectus. Common Class shares are sold with no front-end or deferred sales charges but are offered only to certain eligible investors as described later in this Prospectus on page 52. Eligible investors may be able to purchase Common Class shares through certain intermediaries or directly from the funds.

FUND INFORMATION KEY

         Concise descriptions of the funds begin on the next page. The descriptions provide the following information:

ASSET ALLOCATION PROCESS

         A description of the asset allocation process used by CSAM to determine the mix of underlying Credit Suisse Funds and set the appropriate allocation targets and ranges for investments in those underlying Credit Suisse Funds.

GOAL AND STRATEGIES

         Each fund's particular investment goal and the principal and certain other strategies it intends to use in pursuing that goal. Percentages of fund assets are based on net assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

         Descriptions of the underlying Credit Suisse Funds in which the funds principally invest and certain secondary types of securities in which the funds may invest.

RISK FACTORS

         The principal risk factors associated with the funds. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

         The individuals designated by the investment adviser to handle the funds' day-to-day management.

FINANCIAL HIGHLIGHTS

         Table showing each fund's audited financial performance for up to five years. Certain information in the table reflects results for a single fund share.

o TOTAL RETURN How much you would have earned or lost on an investment in a fund, assuming you had reinvested all dividend and capital-gain distributions.

o PORTFOLIO TURNOVER An indication of trading frequency. A fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could increase your income-tax liability.

         The Annual Report includes the auditor's report, along with the funds' financial statements. It is available free upon request through the methods described on the back cover of the Prospectus.

ASSET ALLOCATION PROCESS

         As described in this Prospectus, each fund is a fund of funds and pursues its investment objective by investing primarily in a combination of the underlying Credit Suisse Funds. The underlying Credit Suisse Funds, in turn, invest in a variety of U.S. and foreign money market, equity, debt and commodity-related securities.

         CSAM's Asset Allocation Portfolio Management Team determines the mix of the underlying Credit Suisse Funds and sets the appropriate allocation targets and ranges for investments in those underlying funds, subject to the approval of the Board of Trustees and without prior approval of or notice to shareholders. Periodically, based upon its assessment of market conditions and/or changes in the economy, CSAM uses its proprietary asset allocation model to determine the optimal allocation targets and ranges for each fund and whether any underlying Credit Suisse Funds should be added or removed from the mix.

         The factors considered in determining the optimal asset allocation mix are:

          o    Economic and capital market forecasts;

          o The investment objective of each fund and each of the underlying Credit Suisse Funds;

          o The risk/return characteristics, relative performance and volatility of the underlying Credit Suisse Funds; and

          o    Proprietary and third-party reports and analysis.

         CSAM's optimized strategic asset allocation process is based on a rigorous analysis of capital markets to assess long-term expectations of movements in the prices of instruments in various asset classes, which become the key input to the process. The strategic allocations resulting from this process would reflect the target risk and return profiles for the portfolios of Credit Suisse Funds under consideration. Once the strategic allocations are determined, we use proprietary quantitative models to assist with the tactical implementation of the target portfolio weights and to attempt to improve the overall return on a risk-adjusted basis.

         When a fund receives new investment amounts or redemption requests, the portfolio managers may determine to purchase additional shares or redeem shares of underlying Credit Suisse Funds or keep new investment amounts in cash for future investments. Depending on market conditions, CSAM will attempt to judiciously re-balance the fund to bring the fund's holdings more in line with strategic targets in implementing purchases and redemption requests.

         As market prices of the underlying Credit Suisse Funds' portfolio securities change, a fund's actual allocations will vary somewhat from the strategic targets, although the percentages generally will remain within the specified tactical ranges.

GOAL AND STRATEGIES

         PRINCIPAL STRATEGIES

         The Conservative Allocation Fund seeks income and modest growth to preserve purchasing power. The Moderate Allocation Fund seeks total return, consisting of income and capital appreciation. The Aggressive Allocation Fund seeks capital appreciation.

         To pursue its goal, each fund allocates its assets strategically among the fixed-income (including money market), equity and alternative securities funds selected from the underlying Credit Suisse Funds. The funds invest among the underlying Credit Suisse Funds within identified ranges. The funds differ in the underlying Credit Suisse Funds in which they invest and the percentages of assets allocated to each of the underlying Credit Suisse Funds.

         The table below shows each fund's current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the categories of underlying Credit Suisse Funds.


--------------------------------------------- -------------------------- ---------------------- ----------------------
                                                                                                     ALTERNATIVE
STRATEGIC ALLOCATION FUND                        FIXED-INCOME FUNDS          EQUITY FUNDS         SECURITIES FUNDS
--------------------------------------------- -------------------------- ---------------------- ----------------------
CONSERVATIVE
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Target                                                  70%                      30%                     0%
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Range                                               60% - 100%                0% - 40%                0% - 5%
--------------------------------------------- -------------------------- ---------------------- ----------------------
MODERATE
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Target                                                  30%                      60%                    10%
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Range                                                20% - 40%               35% - 80%               0% - 10%
--------------------------------------------- -------------------------- ---------------------- ----------------------
AGGRESSIVE
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Target                                                  10%                      80%                    10%
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Range                                                 0% - 30%                55% - 100%             0% - 15%
--------------------------------------------- -------------------------- ---------------------- ----------------------




         The table below shows each fund's current investment targets (expressed as a percentage of its net assets) for allocating its assets among the underlying Credit Suisse Funds.

------------------------------------------------ --------------------------------------------------------------------
                                                                      STRATEGIC ALLOCATION FUND
------------------------------------------------ --------------------------------------------------------------------
                                                      CONSERVATIVE             MODERATE              AGGRESSIVE
------------------------------------------------ ----------------------- ---------------------- ---------------------
UNDERLYING CREDIT SUISSE FUNDS
------------------------------------------------ ----------------------- ---------------------- ---------------------
TOTAL FIXED-INCOME FUNDS                                    70%                   30%                     10%
------------------------------------------------ ----------------------- ---------------------- ---------------------
  Money Market                                               5%                    0%                      0%
  o   Credit Suisse Institutional Money Market
      Fund - Prime Portfolio
------------------------------------------------ ----------------------- ---------------------- ---------------------
  Investment Grade                                          60%                   20%                      4%
  o   Credit Suisse Institutional Fund -
      Investment Grade Fixed Income Portfolio
  o   Credit Suisse Institutional Fixed Income
      Fund
  o   Credit Suisse Short Duration Bond Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------
  High Yield                                                 5%                   10%                      6%
  o   Credit Suisse High Income Fund
  o   Credit Suisse Global High Yield Fund
  o   Credit Suisse Global Fixed Income Fund
  o   Credit Suisse Target Return Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------
TOTAL EQUITY FUNDS                                          30%                   60%                     80%
------------------------------------------------ ----------------------- ---------------------- ---------------------
  Large and Mid Cap                                         27%                   40%                     55%
  o   Credit Suisse Institutional Fund -
      Capital Appreciation Portfolio
  o   Credit Suisse Institutional Fund - Large
      Cap Value Portfolio
  o   Credit Suisse Institutional Fund -
      Select Equity Portfolio
  o   Credit Suisse Mid-Cap Growth Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------
  Small Cap                                                  3%                    5%                      5%
  o   Credit Suisse Small Cap Growth Fund
  o   Credit Suisse Small Cap Value Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------
  International                                              0%                   15%                     20%
  o   Credit Suisse Institutional Fund -
      International Focus Portfolio
  o   Credit Suisse Emerging Markets Fund
  o   Credit Suisse Global Small Cap Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------
TOTAL ALTERNATIVE SECURITIES FUNDS                           0%                   10%                     10%
------------------------------------------------ ----------------------- ---------------------- ---------------------
  Commodity                                                  0%                   10%                     10%
  o  Credit Suisse Commodity Return Strategy
     Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------

         The group of underlying Credit Suisse Funds and the allocations among those funds may be changed from time to time without shareholder approval. Each fund's investment objective may also be changed without shareholder approval.

PORTFOLIO INVESTMENTS

DESCRIPTION OF THE UNDERLYING CREDIT SUISSE FUNDS

         Because the funds invest most of their assets in underlying Credit Suisse Funds, their investment performance is directly related to the performance of those underlying Credit Suisse Funds. This section describes the investment goals, principal investment strategies and principal risks of the underlying Credit Suisse Funds. The underlying Credit Suisse Funds also may use certain investment strategies and techniques not described here. More information regarding the underlying Credit Suisse Funds can be obtained by requesting the underlying Credit Suisse Funds' Prospectuses and Statements of Additional Information (SAI). To obtain a copy of a Prospectus or SAI for an underlying Credit Suisse Fund, please contact Credit Suisse Funds by telephone at 800-927-2874 or on the Internet at www.csam.com/us.


---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
FIXED-INCOME FUNDS
----------------------------------------------------------------------------------------------------------------------


INSTITUTIONAL MONEY MARKET FUND -         o  A money market fund that invests   o  Credit risk
PRIME PORTFOLIO                              in high-quality money-market       o  Income risk
High current income consistent with          instruments such as:               o  Interest-rate risk
liquidity and stability of principal         o  obligations issued or           o  Market risk
                                                guaranteed by the U.S.
                                                government, its agencies or
                                                instrumentalities
                                             o  bank and corporate debt
                                                obligations
                                             o  fully-collateralized
                                                repurchase agreements
                                          o  Portfolio managers select factors
                                             such as yield, maturity and
                                             liquidity, within the context of
                                             their interest-rate outlook
                                          o  Seeks to maintain a stable share
                                             price of $1
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FUND - INVESTMENT           o Invests at least 80% of its net      o  Credit risk
GRADE FIXED INCOME PORTFOLIO                assets, plus any borrowings for      o  Foreign securities
Total return                                investment purposes, in              o  Interest-rate risk
                                            investment grade fixed-income        o  Market risk
                                            securities (average credit           o  Speculative risk
                                            rating of A)
                                          o Uses sector rotation and
                                            security selection as primary
                                            sources of performance
---------------------------------------- -------------------------------------- --------------------------------------



                                      -23-

---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FIXED INCOME FUND           o  Invests at least 80% of its net     o  Credit risk
High total return                            assets, plus any borrowings for     o  Foreign securities
                                             investment purposes, in             o  Interest-rate risk
                                             fixed-income securities             o  Market risk
                                          o  Normally maintains a                o  Speculative risk
                                             weighted-average portfolio
                                             maturity of 10 years or less
                                          o  Favors investment-grade
                                             securities, but may diversify
                                             credit quality in pursuit of its
                                             goal
---------------------------------------- -------------------------------------- --------------------------------------
SHORT DURATION BOND FUND                  o Invests at least 80% of its net     o Credit risk
To maximize total return to the extent      assets, plus any borrowings for     o Foreign securities risk
consistent with prudent investment          investment purposes, in bonds       o Interest-rate risk
and the preservation of capital           o Normally maintains an average       o Market risk
                                            duration of between one and         o Speculative exposure risk
                                            three years
                                          o Invests in bonds having a
                                            remaining life at the time of
                                            purchase of 10 years or less
                                          o Emphasizes investment-grade
                                            securities
                                          o May invest without limit in U.S.
                                            dollar-denominated foreign
                                            securities
                                          o May invest to a lesser extent in
                                            non-U.S. dollar denominated
                                            securities
---------------------------------------- -------------------------------------- --------------------------------------
HIGH INCOME FUND                          o Invests at least 80% of its net     o  Credit risk
High current income and, secondarily,       assets, plus any borrowing for      o  Foreign securities
capital appreciation                        investment purposes, in high        o  Interest-rate risk
                                            yield, fixed-income securities      o  Market risk
                                          o Invests primarily in a
                                            diversified portfolio of high
                                            risk fixed-income securities
                                            (junk bonds) including:
                                            o  convertible and non-convertible
                                               debt securities
                                            o  preferred stock
                                          o May invest up to 30% of its
                                            assets in securities of non-U.S.
                                            issuers
                                          o Seeks to moderate risk by
                                            investing among a variety of
                                            industry sectors
                                          o Portfolio selection based on
                                            analysis of individual issuers
                                            and the general business
                                            conditions affecting them
---------------------------------------- -------------------------------------- --------------------------------------


                                      -24-


---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
GLOBAL HIGH YIELD FUND                    o  Invests at least 80% of its net    o  Credit risk
High total return                            assets, plus any borrowings for    o  Foreign securities
                                             investment purposes, in            o  Interest-rate risk
                                             high-yield fixed-income            o  Market risk
                                             securities of issuers located in   o  Speculative risk
                                             at least three countries, which
                                             may include the U.S.
                                          o  Invests primarily in high-yield,
                                             high-risk fixed-income
                                             securities (junk bonds) of U.S.
                                             and foreign issuers
                                          o  Typically maintains a
                                             weighted-average portfolio
                                             maturity of between five and 15
                                             years
                                          o  Combines top-down analysis of
                                             currency trends, industry
                                             sectors and themes with
                                             bottom-up fundamental research
                                          o  Seeks to allocate risk by
                                             investing among a variety of
                                             industry sectors and countries
---------------------------------------- -------------------------------------- --------------------------------------
GLOBAL FIXED INCOME FUND                  o Invests at least 80% of its net     o Credit risk
To maximize total investment return         assets, plus any borrowings for     o Foreign securities
consistent with prudent investment          investment purposes, in             o Interest-rate risk
management, consisting of a                 fixed-income securities of          o Market risk
combination of interest income,             issuers located in at least 3       o Speculative risk
currency gains and capital appreciation     countries, which may include the
                                            U.S.
                                          o Favors investment-grade
                                            securities, but may diversify
                                            credit quality in pursuit of its
                                            goal
                                          o Investment decisions are based
                                            on fundamental market factors,
                                            currency trends and credit
                                            quality
---------------------------------------- -------------------------------------- --------------------------------------


                                      -25-


---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
TARGET RETURN FUND                        o  Seeks to outperform six-month      o Credit risk
Absolute (positive) returns over a           U.S. dollar LIBOR, net of fees     o Foreign securities
medium- to long-term period (i.e., a      o  Invests, under normal market       o Interest-rate risk
period of three to five years)               conditions, at least 80% of its    o Market risk
                                             net assets, plus any borrowings    o Portfolio turnover risk
                                             for investment purposes, in        o Speculative risk
                                             fixed-income securities
                                          o  May invest in fixed-income
                                             securities of issuers in any
                                             economic sector or region of the
                                             world, including emerging markets,
                                             and in both investment grade and
                                             high yield fixed-income securities
                                             while maintaining an average
                                             portfolio credit quality at no
                                             lower than BBB- as defined by the
                                             Standard & Poor's Division of The
                                             McGraw-Hill Companies, Inc.
                                          o  Intends to maintain an average
                                             modified duration not to exceed
                                             four years
                                          o  Utilizes certain specific
                                             strategies and risk management
                                             techniques in pursuit of its goal,
                                             including active allocation of
                                             assets among various fixed-income
                                             asset classes and credit quality
                                             diversification
                                          o  May take speculative currency
                                             and credit derivative positions
---------------------------------------- -------------------------------------- --------------------------------------
EQUITY FUNDS
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FUND - CAPITAL              o  Invests primarily in equity        o  Market risk
APPRECIATION PORTFOLIO                       securities of U.S. companies
Long-term capital appreciation            o  Seeks sectors and companies that
                                             will outperform the overall
                                             market
                                          o  Looks for themes or patterns
                                             associated with growth companies
                                             such as significant fundamental
                                             changes, generation of a large free
                                             cash flow or company share-buyback
                                             programs

                                      -26-


---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FUND - LARGE CAP VALUE      o  Invests at least 80% of net        o  Market risk
PORTFOLIO                                    assets, plus any borrowings for    o  Credit risk
Total return                                 investment purposes, in equity     o  Interest-rate risk
                                             securities of U.S. companies
                                             with large market capitalizations
                                          o  Analyzes such factors as
                                             price-to-earnings and
                                             price-to-book
                                             ratios, using a
                                             value investment style
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FUND - SELECT EQUITY        o  Invests in 40-60 core, large       o  Focus risk
PORTFOLIO                                    capitalization U.S. stocks         o  Market risk
Long-term capital appreciation            o  Focuses on companies and industry
                                             sectors with favorable economic
                                             profit trends
                                          o  Uses both traditional value-based
                                             analyses (such as price/book
                                             ratio), as well as the economic
                                             profit of a company
---------------------------------------- -------------------------------------- --------------------------------------
MID-CAP GROWTH FUND                       o  Invests at least 80% of its net    o  Market risk
Maximum capital appreciation                 assets, plus any borrowings for    o  Special-situation companies
                                             investment purposes, in equity     o  Start-up and other small companies
                                             securities of "mid-cap" companies
                                          o  Focuses on growth companies
                                          o  Looks for growth characteristics
                                             such as positive earnings and
                                             potential for accelerated growth
---------------------------------------- -------------------------------------- --------------------------------------
SMALL CAP GROWTH FUND                    o   Invests at least 80% of its net    o  Market risk
Capital growth                               assets, plus any borrowings for    o  Special-situation companies
                                             investment purposes, in equity     o  Start-up and other small companies
                                             securities of small U.S.
                                             companies
                                          o  Using a growth investment style,
                                             may look for either developing or
                                             older companies in a growth stage
                                             or companies providing products or
                                             services with a high unit-volume
                                             growth rate
---------------------------------------- -------------------------------------- --------------------------------------
SMALL CAP VALUE FUND                      o  Invests at least 80% of net        o  Market risk
High level of growth of capital              assets, plus any borrowings for    o  Special-situation companies
                                             investment purposes, in equity     o  Start-up and other small companies
                                             securities of small U.S.
                                             companies that appear to be
                                             undervalued
                                          o  Employs a value oriented
                                             investment approach seeking
                                             securities that appear to be
                                             underpriced
---------------------------------------- -------------------------------------- --------------------------------------



                                      -27-

---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FUND - INTERNATIONAL        o  Invests at least 80% of net        o  Focus risk
FOCUS PORTFOLIO                              assets, plus any borrowings for    o  Foreign securities
Long-term capital appreciation               investment purposes, in equity     o  Market risk
                                             securities from at least three
                                             foreign countries
                                          o  Diversified its investments
                                             across countries, including
                                             emerging markets
                                          o  Favors stocks with discounted
                                             valuations, using a value-based,
                                             bottom-up investment approach
---------------------------------------- -------------------------------------- --------------------------------------
EMERGING MARKETS FUND                     o  Invests at least 80% of net        o  Emerging market focus
Growth of capital                            assets, plus any borrowings for    o  Foreign securities
                                             investment purposes, in foreign    o  Market risk
                                             equity securities
                                          o  Focuses on the world's less
                                             developed countries
                                          o  Analyzes a company's growth
                                             potential, using a bottom-up
                                             investment approach
---------------------------------------- -------------------------------------- --------------------------------------
GLOBAL SMALL CAP FUND                     o  Invests at least 80% of net        o  Foreign securities
Long-term growth of capital                  assets, plus any borrowings for    o  Market risk
                                             investment purposes, in equity     o  Special situation companies
                                             securities of small companies      o  Start-up and other small companies
                                             from at least three countries,
                                             including the U.S.
                                          o  Intends to invest at least 30%
                                             of assets in non-U.S. companies
                                          o  Seeks to identify through a
                                             bottom-up investment approach
                                             fundamentally strong companies
                                             trading at a discount to their
                                             projected growth rates or
                                             intrinsic asset values
                                          o  Will sell securities to realize
                                             profits, limit losses or take
                                             advantage of better investment
                                             opportunities


                                      -28-


---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
ALTERNATIVE SECURITIES FUNDS
----------------------------------------------------------------------------------------------------------------------
COMMODITY RETURN STRATEGY FUND            o  Designed to replicate the          o  Commodity risk
Total return                                 performance of the Dow-Jones AIG   o  Correlation risk
                                             Commodity Index ("DJ-AIG Index")   o  Credit risk
                                          o  Intends to invest at least 80%     o  Derivatives risk
                                             of its net assets, plus any        o  Exposure risk
                                             borrowings for investment          o  Focus risk
                                             purposes, in a combination of      o  Foreign securities risk
                                             commodity-linked derivative        o  Interest-rate risk
                                             instruments and fixed-income       o  Liquidity risk
                                             securities backing those           o  Market risk
                                             instruments                        o  Non-diversified status
                                          o  Gains exposure to commodities      o  Speculative exposure risk
                                             markets primarily through          o  Tax risk
                                             commodity swap agreements,
                                             primarily on the DJ-AIG Index
                                          o  May invest in structured notes
                                             whose principal and/or coupon
                                             payments are linked to the DJ-AIG
                                             Index
                                          o  Invests in a portfolio of
                                             fixed-income securities normally
                                             having an average duration of
                                             one year or less
                                          o  Emphasizes investment-grade
                                             fixed-income securities
                                          o  May invest without limit in U.S.
                                             dollar-denominated foreign
                                             securities
                                          o  May invest in non-U.S. dollar
                                             denominated securities
---------------------------------------- -------------------------------------- --------------------------------------

OTHER PORTFOLIO INVESTMENTS

         Initially, the funds will invest solely in the underlying Credit Suisse Funds. Each fund may also invest a portion of its assets in cash and cash equivalents. CSAM and the funds intend to seek an exemptive order from the SEC to allow the funds to invest directly in individual securities and other financial instruments, including short-term instruments, such as money market securities and repurchase agreements, for asset allocation or other purposes. If permitted by that order, each fund may also invest in derivative instruments, such as futures and forwards, for hedging purposes or to increase total return.

         There can be no assurance that the SEC will grant this relief. To the extent that the SEC grants this relief, CSAM and the funds plan to rely on such order to invest in individual securities and other financial instruments. When the order is fully implemented, the underlying Credit Suisse Funds may not represent a significant portion of a fund's investments.

RISK FACTORS

     The funds' principal risk factors are:


o    Allocation risk


o    Non-diversified status

o    Underlying fund of funds structure and expense risk

o    Underlying performance risk

         Because each fund invests in underlying Credit Suisse Funds, each fund is exposed to the risk that the underlying Credit Suisse Funds selected by CSAM for investment will not perform as expected or will underperform other similar funds. Since CSAM will receive fees from the underlying Credit Suisse Funds, CSAM has a financial incentive to invest the assets of the funds in underlying Credit Suisse Funds with higher fees. CSAM is legally obligated to disregard that incentive when making investment decisions.

         An investment in the funds will entail more direct and indirect costs and expenses than a direct investment in the underlying Credit Suisse Funds. For instance, because each fund indirectly pays a portion of the expenses incurred by the underlying Credit Suisse Funds, you will pay management fees and operating expenses of both a fund and the underlying Credit Suisse Funds. In order to minimize these expenses, the funds intend to invest in the class of shares of each underlying Credit Suisse Fund with the lowest shareholder fees and net fund operating expenses, most of which are not available to retail investors directly.

         Each fund is non-diversified, which means that it may, through its investment in the underlying Credit Suisse Funds, concentrate its assets in a smaller number of issuers than a diversified fund. Certain of the underlying Credit Suisse Funds are also non-diversified funds.

         The funds will be exposed to the risks of the underlying Credit Suisse Funds in which they invest. The principal risk factors for each underlying Credit Suisse Fund are listed under "The Funds in Detail--Portfolio Investments," and those risks are described under "More About Risk." That section also details certain other investment practices the funds may use. Please read "More About Risk" carefully before you invest.

PORTFOLIO MANAGEMENT

         The Credit Suisse Asset Allocation Portfolio Management Team is responsible for the day-to-day management of the funds. The current members of the Credit Suisse Asset Allocation Portfolio Management Team are Joseph Cherian, Yogi Thambiah and Sacha Duparc. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

         As the funds have only recently commenced operations, no financial information is available as of the date of this Prospectus.

                                 MORE ABOUT RISK

INTRODUCTION

         A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of each fund's risk profile in "Key Points." The fund-by-fund discussions contain more detailed information. This section discusses other risks that may affect the funds.

         Because the funds invest most of their assets in underlying Credit Suisse Funds, they will be exposed to the risks associated with the securities in which those underlying Credit Suisse Funds invest. The underlying Credit Suisse Funds may use certain investment practices that have higher risks associated with them. However, the underlying Credit Suisse Funds have limitations and policies designed to reduce many of the risks.

TYPES OF INVESTMENT RISK

         The following risks are referred to throughout this Prospectus.

         PRINCIPAL RISK FACTORS OF THE FUNDS

         ALLOCATION RISK The ability of each fund to achieve its investment objective depends in part on the ability of CSAM to allocate effectively the fund's assets among the underlying Credit Suisse Funds. There can be no assurance that CSAM's evaluations and assumptions regarding asset classes and the underlying Credit Suisse Funds will successfully enable the funds to achieve their investment objectives.

         NON-DIVERSIFIED STATUS Each fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in any one underlying Credit Suisse Fund than a diversified fund. Certain of the underlying Credit Suisse Funds are also non-diversified funds. As a result, a fund may be subject to greater volatility with respect to a particular underlying Credit Suisse Fund than a fund that is diversified.

         UNDERLYING FUND OF FUNDS STRUCTURE AND EXPENSE RISK By investing in the underlying Credit Suisse Funds indirectly through one of the funds, an investor will incur not only a proportionate share of the expenses of the underlying Credit Suisse Funds held by the fund (including operating costs and management fees), but also expenses of the fund. Consequently, an investment in a fund entails more direct and indirect expenses than a direct investment in the underlying Credit Suisse Funds. In order to minimize these expenses, the funds intend to invest in the class of shares of each underlying Credit Suisse Fund with the lowest shareholder fees and net fund operating expenses.

         Additionally, one underlying Credit Suisse Fund may buy the same securities that another underlying Credit Suisse Fund sells. If this happens, an investor in a fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, an investor in a fund may receive taxable gains from portfolio transactions by the underlying Credit Suisse Funds, as well as taxable gains from transactions in shares of the underlying Credit Suisse Funds by a fund. Certain of the underlying Credit Suisse Funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

         UNDERLYING PERFORMANCE RISK Because each fund invests most of its assets in underlying Credit Suisse Funds, each fund's investment performance is directly related to the performance of those underlying Credit Suisse Funds. The performance of those underlying Credit Suisse Funds, in turn, depends upon the performance of the securities in which they invest. Each underlying Credit Suisse Fund has risks associated with it as described in this Prospectus under "The Funds in Detail--Goal and Strategies" and in the Fund's Prospectus and SAI.


         OTHER RISK FACTOR OF THE FUNDS

         CONFLICTS OF INTEREST RISK In managing the funds, CSAM will have the authority to select and substitute underlying Credit Suisse Funds. CSAM is subject to conflicts of interest in doing so and in allocating fund assets among the various underlying Credit Suisse Funds, both because the fees payable to it and/or its affiliates by some underlying Credit Suisse Funds may be higher than the fees payable by other underlying Credit Suisse Funds and because CSAM and its affiliates are also responsible for managing each of the underlying Credit Suisse Funds. CSAM is legally obligated to disregard the fees payable by underlying Credit Suisse Funds when making investment decisions. The Trustees and officers of the funds are also Trustees/Directors and officers of the underlying Credit Suisse Funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the funds and the underlying Credit Suisse Funds.

RISK FACTORS OF UNDERLYING CREDIT SUISSE FUNDS


         ACCESS RISK Some countries may restrict an underlying Credit Suisse Fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to an underlying Credit Suisse Fund.

         COMMODITY RISK The investment by Credit Suisse Commodity Return Strategy Fund (the "Commodity Fund"), one of the underlying Credit Suisse Funds, in commodity-linked derivative instruments may subject the Commodity Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

         Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Commodity Fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

         CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

         CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

         CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

         DERIVATIVES RISK In addition to the risks described below under "Exposure Risk," there are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Certain underlying Credit Suisse Funds, such as the Commodity Fund, may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest-rate or currency risk. Certain underlying Credit Suisse Funds may also use derivatives for leverage. Their use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as commodity risk, correlation risk, leveraging, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that an underlying Credit Suisse Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

         EMERGING MARKETS FOCUS Focusing on emerging (less developed) markets involves higher levels of risk, including increased access, currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to operational and other risks as well. Some countries may have restrictions that could limit an underlying Credit Suisse Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject an underlying Credit Suisse Fund to increased volatility or substantial declines in value.

         EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money an underlying Credit Suisse Fund could gain or lose on an investment.

     o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     o SPECULATIVE To the extent that a derivative or practice is not used as a hedge by an underlying Credit Suisse Fund, these funds are indirectly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.


         FOCUS RISK Certain underlying Credit Suisse Funds generally invest a greater proportion of their assets in the securities of a smaller number of issuers. As a result, an underlying Credit Suisse Fund may be subject to greater volatility with respect to its investments than a fund that invests in a larger number of securities.


         The Commodity Fund will be exposed to the performance of commodities in the DJ-AIG Index, which may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the Commodity Fund may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

         FOREIGN SECURITIES RISK To the extent that the underlying Credit Suisse Funds invest in foreign securities, they carry additional risks that include:

o CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although an underlying Credit Suisse Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

o INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

o POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an underlying Credit Suisse Fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

         INCOME RISK The income level of an underlying Credit Suisse Fund that is a money market fund or fixed-income fund may decline because of falling interest rates and other market conditions. The yield of these funds will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

         INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

         INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

         LEVERAGING RISK Although the Commodity Fund itself will not be leveraged, certain transactions may give rise to a form of leverage. Such transactions may include, among others, structured notes, reverse repurchase agreements, indexed and inverse floating rate securities, swap agreements, futures contracts, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, CSAM will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Commodity Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Commodity Fund to be more volatile than if the Commodity Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Commodity Fund's portfolio securities.

         LIQUIDITY RISK Certain of an underlying Credit Suisse Fund's securities, such as the swaps and commodity-linked notes held by the Commodity Fund, may be difficult or impossible to sell at the time and the price that the underlying Credit Suisse Fund would like. The underlying Credit Suisse Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on the management or performance of an underlying Credit Suisse Fund.

         MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks, bonds and commodities, and the mutual funds that invest in them.

         Bonds and other fixed-income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

         OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject an underlying Credit Suisse Fund to losses from fraud, negligence, delay or other actions.

         POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an underlying Credit Suisse Fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

         PORTFOLIO TURNOVER RISK The techniques and strategies contemplated by Credit Suisse Target Return Fund (the "Target Return Fund"), one of the underlying Credit Suisse Funds, might result in a high degree of portfolio turnover. High portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to the Target Return Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Target Return Fund's after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect the Target Return Fund's performance.

         SPECIAL-SITUATIONS COMPANIES "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

         SPECULATIVE EXPOSURE RISK To the extent that a derivative or practice is not used as a hedge by an underlying Credit Suisse Fund, these funds are indirectly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

         START-UP AND OTHER SMALL COMPANIES Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

         TAX RISK In order to qualify as a regulated investment company ("RIC"), the Commodity Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The status of commodity-linked swaps and structured notes in which the Commodity Fund may invest under such tests to qualify as a RIC under the Internal Revenue Code of 1986, as amended, is not certain, and the Commodity Fund does not intend to obtain a ruling from the Internal Revenue Service. In the event these instruments are adversely treated under these tests, the Commodity Fund will take all available steps to lessen any adverse tax consequences, although there can be no guarantee that it will be able to do so. If the Commodity Fund fails to qualify as a RIC, it will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Commodity Fund's earnings and profits.

         VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by an underlying Credit Suisse Fund. Many commodity-linked derivative instruments, such as those held by the Commodity Fund, are not actively traded.

                                MEET THE MANAGERS


         The current members of the Credit Suisse Asset Allocation Portfolio Management Team are responsible for the day-to-day management of the funds. The current members of the Credit Suisse Asset Allocation Portfolio Management Team are Joseph Cherian, Yogi Thambiah and Sacha Duparc.

         Joseph Cherian and Yogi Thambiah are the co-lead members of the team.

         Joseph Cherian, Managing Director, has been a member of the team since fund inception. He is Global Head of Quantitative Resources Group. Prior to joining CSAM, Mr. Cherian was at Banc of America Capital Management from 2000 to 2004, where he was a Managing Director responsible for managing numerous asset allocation funds and quantitative equity products, as well as quantitative research used by Bank of America's active equities and private bank divisions. Previously, he was an associate professor of finance at Boston University. Mr. Cherian holds a BS in Electrical Engineering from the Massachusetts Institute of Technology, and MS and PhD degrees in Finance from Cornell University. He is a review board member of the Research Foundation of the CFA Institute (AIMR).

         Yogi Thambiah, Director, has been a member of the team since fund inception. He is head of the Strategic Advisory Group, which generates quantitative research, analysis and modeling for pension-related issues and asset-class topics. He joined CSAM in 1999 from JP Morgan Investment Management, where he performed similar research and advised large plan sponsors for the Strategic Investment Advisory Group. Previously, Mr. Thambiah was head of the Financial Database Services group at JP Morgan; an application development manager at FAME Information Services; and a consultant manager at Chase Econometrics/Interactive Data. Mr.Thambiah holds a B.Tech. in electrical engineering from the Indian Institute of Technology and an MBA in finance from the University of Rochester's Simon School of Business.

         Sacha Duparc, Assistant Vice President, has been a member of the team since fund inception. He is a member of the Strategic Advisory Group responsible for quantitative research, analysis and modeling. He joined CSAM in 2004 from Amaranth LLC., where he was an Associate on the Commodity Derivatives Trading Desk from 2003 to 2004. He joined Allegheny Energy Global Markets LLC in 2001 and served as a Quantitative Analyst until 2003. Mr. Duparc holds a BS in applied economics and finance from Paris IX University and an MA in international economics and finance from Brandeis University.



            Job titles indicate position with the investment adviser.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

                              MORE ABOUT YOUR FUND

SHARE VALUATION

         The net asset value ("NAV") of each fund is determined daily as of the close of regular trading (normally 4 P.M. eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day the NYSE is open for business. Each fund values the shares of the underlying Credit Suisse Funds at their published NAVs. Other than the valuation of shares of the underlying Credit Suisse Funds, each fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Each fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

         Each fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that each fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which it determines its NAV.

         Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of each fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

DISTRIBUTIONS

         As a fund investor, you will receive distributions.

         Each fund earns dividends from holdings of underlying Credit Suisse Funds and stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. A fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

         The Conservative Allocation Fund declares and pays dividends quarterly. The Moderate Allocation Fund and the Aggressive Allocation Fund declare and pay dividends annually. The funds typically distribute capital gains annually, usually in December. Each fund may make additional distributions and dividends at other times if necessary for the fund to avoid a federal tax.

         Distributions may be reinvested in additional shares without any initial or deferred sales charge.

         Estimated year-end distribution information, including record and payment dates, generally will be available late in the year from your broker-dealer, financial intermediary or financial institution (each a "financial representative") or by calling 800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of a fund.

TAXES

         As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

         The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a fund.

TAXES ON DISTRIBUTIONS

         As long as a fund meets the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

         Distributions you receive from a fund, whether reinvested or taken in cash, are generally taxable. Distributions from a fund's long-term capital gains are taxed as long-term capital gains regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2008, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends received from U.S. corporations (other than dividends from tax-exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

         If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

         We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING FUND SHARES

         Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

STATEMENTS AND REPORTS

         Each fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its prospectus annually. The funds generally do not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, a fund may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, prospectuses or proxy statements, please call 800-927-2874.

         Each fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.csam.com/us. This information is posted on each fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of each fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

                           CHOOSING A CLASS OF SHARES

         This Prospectus offers you a choice of two classes of shares for each fund: Classes A and C. Choosing which of these classes of shares is better for you depends on a number of factors, including the amount and intended length of your investment.

o Class A shares may be a better choice than Class C if you are investing for the long term, especially if you are eligible for a reduced sales charge

o Class C shares permit all of your investment dollars to go to work for you right away, but they have higher expenses than Class A shares and deferred sales charges

o Class C shares may be better for an investor with a shorter time horizon because they have a lower sales charge than Class A shares, but because they have higher annual expenses, Class C shares are generally not appropriate if you are investing for the long term

         We describe Class A and C shares in detail in "Other Shareholder Information." The table below gives you a brief comparison of the main features of each class, which we recommend you discuss with your financial representative. Your financial representative will receive different compensation depending on the class you choose.


-------------------------------------------------------------------------------
                                  MAIN FEATURES
-------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------
o Initial sales charge of up to 4.00%
o Lower sales charge for large purchases
o No charges when you sell shares (except on certain redemptions of shares bought without an initial sales charge)
o Lower annual expenses than Class C because of lower 12b-1 fee
-------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------
o No initial sales charge
o Deferred sales charge of 1.00% if you sell shares during
  the first year of purchase
o Higher annual expenses than Class A shares because of
  higher 12b-1 fee
o No conversion to Class A shares, so annual expenses remain higher
-------------------------------------------------------------------------------


         More information about the fund's classes of shares is available through CSAM's website. You will find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

o    the front-end sales charges that apply to the purchase of Class A shares

o    the deferred sales charges that apply to the redemption of Class C shares

o    who qualifies for lower sales charges on Class A shares

o    who qualifies for a sales load waiver

         Go to www.csam.com/us and click on "Breakpoint Discounts." You may also go to the NASD website, www.nasdr.com, and click on "Understanding Mutual Fund Classes" under "Investor Education: Investor Alerts" for more helpful information on how to select the appropriate class in which to invest.

                            BUYING AND SELLING SHARES

OPENING AN ACCOUNT

         You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. All classes of shares may not be available through all financial representatives. You should contact your financial representative for further information.

BUYING AND SELLING SHARES

         The funds are open on those days when the NYSE is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the NYSE (usually 4 p.m. Eastern
Time) in order for it to be priced at the day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). Each fund reserves the right to reject any purchase order.

         The minimum initial investment in all classes of a fund is $2,500, and the minimum for additional investments is $100. For IRA accounts, the minimum initial investment amount is $500, and the minimum for additional investments is $100, except the minimum additional investment for electronic transfers (ACH) is $50. Your financial representative may have different minimum investment amount requirements. There are no minimum investment amount requirements for retirement plan programs but the minimum investment amounts do apply to IRA accounts. Each fund reserves the right to modify or waive the minimum investment amount requirements.

         The maximum investment amount in Class C shares is $1,000,000.

         In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, a fund will not be able to open your account. If a fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the funds and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

         You should contact your financial representative to redeem shares of the funds. Your redemption will be processed at the NAV per share next computed after your request is received in proper form. If you own Class C shares or purchased Class A shares without paying an initial sales charge, any applicable CDSC will be applied to the NAV and deducted from your redemption proceeds. The value of your shares may be more or less than your initial investment depending on the NAV of your fund on the day you redeem.

         Your financial representative may impose a minimum account balance required to keep your account open. If your fund account falls below $250 due to redemptions or exchanges, the fund reserves the right to close the account and mail you the proceeds after 60 days' notice. Each fund reserves the right to change the minimum account balance requirement after 15 days' notice to current shareholders of any increases. Each fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.


EXCHANGING SHARES

         You should contact your financial representative to request an exchange into the same class of another Credit Suisse Fund or into a Credit Suisse money market fund. A sales charge differential may apply. Be sure to read the current Prospectus for the new fund.

         Each fund reserves the right to

          o reject any purchase order made by means of an exchange from another fund

          o change or discontinue its exchange privilege after 60 days' notice to current investors

          o temporarily suspend the exchange privilege during unusual market conditions

         If a fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed NAV.

FOR MORE INFORMATION REGARDING BUYING, SELLING OR EXCHANGING SHARES, CONTACT YOUR FINANCIAL REPRESENTATIVE OR CALL 800-927-2874.

                              SHAREHOLDER SERVICES

AUTOMATIC SERVICES

         Buying or selling shares automatically is easy with the services described below. You can set up or change most of these services by calling your financial representative.

AUTOMATIC MONTHLY INVESTMENT PLAN

         For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

         For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

TRANSFERS/GIFTS TO MINORS

         Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act
(UGMA). Please consult your tax professional about these types of accounts.

                                 OTHER POLICIES

TRANSACTION DETAILS

         You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

         Your purchase order will be canceled if you place a telephone order by 4 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by a fund if your investment check or electronic ACH transfer does not clear. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

         Uncashed redemption or distribution checks do not earn interest.

FREQUENT PURCHASES AND SALES OF FUND SHARES

         Frequent purchases and redemptions of fund shares present risks to each fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of a fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve a fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to a fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

         Each fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to a fund's policies as described in this Prospectus and approved by the Board of Trustees. Each fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, each fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on a fund's records. Each fund works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers.

Consequently, there can be no assurance that excessive trading will not occur. As a result, some shareholders may be able to engage in market timing while other shareholders are harmed by such activity.

         Each fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, each fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

         Each fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."

         There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, a fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although each fund has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of fund shares. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the funds do and have different consequences associated with it.

         Each fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

SPECIAL SITUATIONS

         Each fund reserves the right to:

          o    charge a wire-redemption fee

          o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

          o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

          o stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                          OTHER SHAREHOLDER INFORMATION

CLASSES OF SHARES AND
SALES CHARGES

         Class A and C shares are identical except in two important ways: (1) each class bears different distribution and service fees and sales charges and
(2) each class has different exchange privileges. Class A and Class C shareholders have exclusive voting rights relating to their respective class's 12b-1 Plan.

CLASS A SHARES

OFFERING PRICE:

         The offering price for Class A shares is the NAV plus the applicable sales charge (unless you are entitled to a waiver):

                         INITIAL SALES CHARGE -- CLASS A

----------------------------------------------------- ----------------- ------------------ ---------------------------
                                                                                            COMMISSION TO FINANCIAL
                                                        AS A % OF          AS A % OF        REPRESENTATIVE AS A % OF
                AMOUNT PURCHASED                      AMOUNT INVESTED    OFFERING PRICE          OFFERING PRICE
----------------------------------------------------- ----------------- ------------------ ---------------------------

Less than $100,000                                     4.17%              4.00%             3.50%
----------------------------------------------------- ----------------- ------------------ ---------------------------
$100,000 to less than $250,000                         2.83%              2.75%             2.50%
----------------------------------------------------- ----------------- ------------------ ---------------------------
$250,000 or more                                          0*                 0                 **
----------------------------------------------------- ----------------- ------------------ ---------------------------



* On purchases of $250,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below under "Class A Limited CDSC").

** The distributor may pay a financial representative a fee as follows: up to 1.00% on purchases of up to and including $3 million, up to 0.50% on the next $47 million and up to 0.25% on purchase amounts over $50 million.


         The reduced sales charges shown above apply to the total amount of purchases of Class A shares of a fund made at one time by any "purchaser." The term "purchaser" includes:

1. Individuals and Members of Their Immediate Families: an individual, the individual's spouse or domestic partner, and his or her children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

2. Controlled Companies: any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

3. Related Trusts: a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

4. UGMA Accounts: a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

         If you qualify for reduced sales charges based on purchases you are making at the same time in more than one type of account listed above, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

         All accounts held by any "purchaser" will be combined for purposes of qualifying for reduced sales charges under the Letter of Intent, Right of Accumulation and Concurrent Purchases privileges, which are discussed in more detail below. Your financial representative may not know about all your accounts that own shares of the Credit Suisse Funds. IN ORDER TO DETERMINE WHETHER YOU QUALIFY FOR A REDUCED SALES CHARGE ON YOUR CURRENT PURCHASE, YOU MUST NOTIFY YOUR FINANCIAL REPRESENTATIVE OF ANY OTHER INVESTMENTS THAT YOU OR YOUR RELATED ACCOUNTS HAVE IN THE CREDIT SUISSE FUNDS, such as shares held in an IRA, shares held by a member of your immediate family or shares held in an account at a broker-dealer or financial intermediary other than the financial representative handling your current purchase. For more information about qualifying for reduced sales charges, consult your financial intermediary, which may require that you provide documentation concerning related accounts.

         From time to time, the distributor may re-allow the full amount of the sales charge to financial representatives as a commission for sales of such shares. They also receive a service fee at an annual rate equal to .25% of the average daily net assets represented by the Class A shares they are servicing.

THE INITIAL SALES CHARGE IS WAIVED FOR THE FOLLOWING SHAREHOLDERS OR
TRANSACTIONS:

(1)  investment advisory clients of CSAM;

(2) officers, current and former directors of the fund, current and former directors or trustees of other investment companies managed by CSAM or its affiliates, officers, directors and full-time employees of CSAM affiliates; or the spouse, siblings, children, parents, or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be sold except to the fund);

(3) an agent or broker of a dealer that has a sales agreement with the distributor for his or her own account or an account of a relative of any such person, or any trust or IRA self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

(4) shares purchased by (a) registered investment advisers ("RIAs") on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services;

(5) shares purchased for 401(k) Plans, 403(B) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans;

(6) Class A shares acquired when dividends and distributions are reinvested in the fund; and

(7) Class A shares offered to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise.

         If you qualify for a waiver of the sales charge, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

         REDUCED INITIAL SALES charges ARE AVAILABLE if you qualify under one of THE FOLLOWING privileges:

         LETTER OF INTENT. You can use a letter of intent to qualify for reduced sales charges if you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) in Class A shares of a fund during the next 13 months (based on the public offering price of shares purchased). A letter of intent is a letter you sign under which the fund agrees to impose a reduced sales charge based on your representation that you intend to purchase at least $50,000 of Class A shares of the fund. You must invest at least $1,000 when you submit a Letter of Intent, and you may include purchases of fund shares made up to 90 days before the receipt of the Letter. Letters of Intent may be obtained by contacting your financial representative and should be submitted to the fund's distributor or transfer agent. The 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included. Completing a Letter of Intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), your sales charges will be recalculated to reflect the actual amount of your purchases. You must pay the additional sales charge within 30 days after you are notified or the additional sales charge will be deducted from your account.

         RIGHT OF ACCUMULATION. You may be eligible for reduced sales charges based upon the current NAV of shares you own in a fund or other Credit Suisse Funds. The sales charge on each purchase of fund shares is determined by adding the current NAV of all the classes of shares the investor currently holds to the amount of fund shares being purchased. The Right of Accumulation is illustrated by the following example: If an investor holds shares in any Credit Suisse Fund currently valued in the amount of $50,000, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

         The reduced sales charge is applicable only to current purchases. Your financial representative must notify the transfer agent or the distributor that the account is eligible for the Right of Accumulation.

         CONCURRENT PURCHASES. You may be eligible for reduced sales charges based on concurrent purchases of any class of shares purchased in any Credit Suisse Fund. For example, if the investor concurrently invests $25,000 in one fund and $25,000 in another, the sales charge on both funds would be reduced to reflect a $50,000 purchase. Your financial representative must notify the transfer agent or the distributor prior to your purchase that you are exercising the Concurrent Purchases privilege.

         REINSTATEMENT PRIVILEGE. If you have redeemed Class A or Class C shares, the Reinstatement Privilege permits shareholders to reinvest the proceeds in Class A or Class C shares, respectively, of the fund or of another Credit Suisse Fund within 30 days from the date of redemption in Class A or Class C shares, respectively, of the fund or of another Credit Suisse Fund without an initial sales charge or a deferred sales charge, as appropriate. Your financial representative must notify the transfer agent or the distributor prior to your purchase in order to exercise the Reinstatement Privilege. In addition, a Limited CDSC or CDSC paid to the distributor may be credited with the amount of the Limited CDSC or CDSC as appropriate in shares of the Credit Suisse Fund at the current NAV if a shareholder reinstates his fund account holdings within 30 days from the date of redemption.


         CLASS A LIMITED CDSC. A Limited Contingent Deferred Sales Charge ("Limited CDSC") will be imposed by the fund upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at NAV on a purchase of $250,000 or more and the distributor paid a commission to the financial representative.


         The Limited CDSC also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any Limited CDSC charged on a redemption of exchanged-for fund shares is computed in the manner set forth in the exchanged-for fund's prospectus. You will not have to pay a Limited CDSC when you redeem fund shares that you purchased in exchange for shares of another fund, if you paid a sales charge when you purchased that other fund's shares.

         The Limited CDSC will be paid to the distributor and will be equal to the lesser of [1.00]% of:

- the NAV at the time of purchase of the Class A shares being redeemed; or

- the NAV of such Class A shares at the time of redemption.

         For purposes of this formula, the "NAV at the time of purchase" will be the NAV at the time of purchase of such Class A shares, even if those shares are later exchanged. In the event of an exchange of such Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares into which the Class A shares have been exchanged. The Limited CDSC on Class A shares will be waived on redemptions made pursuant to a fund's automatic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12-month period. Shareholders who elect automatic withdrawals on a semi-annual or annual basis are not eligible for the waiver.

CLASS C SHARES

         You may choose to purchase Class C shares at a fund's NAV, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another Credit Suisse Fund, the CDSC is computed in the manner set forth in the exchanged-for fund's prospectus. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. The 1% CDSC on Class C shares will be assessed in an amount equal to the lesser of the then-current NAV or the original purchase price of the shares identified for redemption. Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that you have held the longest. Class C shares are not convertible to Class A shares and are subject to a distribution fee of 1.00% of average daily net assets.

         Financial representatives selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. Also, beginning on the first anniversary of the date of purchase, they receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares held by their clients.

         The CDSC on Class C shares will be waived for the following shareholders or transactions:

         (1) shares received pursuant to the exchange privilege that are currently exempt from a CDSC;

         (2) redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended);

         (3) redemptions made pursuant to the fund's automatic withdrawal plan, pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12 month period. Shareholders who elect automatic withdrawals on a semi-annual or annual basis are not eligible for the waiver;

         (4) redemptions related to required minimum distributions from retirement plans or accounts at age 70 1/2, which are required without penalty pursuant to the Code; and

         (5) Class C shares acquired when dividends and distributions are reinvested in the fund.

         Redemptions effected by a fund pursuant to its right to liquidate a shareholder's account with a current NAV of less than $250 will not be subject to the CDSC.

COMMON CLASS SHARES

         Each fund also offers Common Class shares through a separate Prospectus. Eligible investors may be eligible to purchase Common Class shares through certain intermediaries or directly without the imposition of a sales charge. Each fund's Common Class shares are offered only to (1) investors in employee retirement, stock, bonus, pension or profit sharing plans,
(2) investment advisory clients of CSAM, (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can buy Common Class shares of each fund and open new accounts under the same social security number.

         Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

                                OTHER INFORMATION

         ABOUT THE DISTRIBUTOR

         Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for making the funds available to you.

         Each fund has adopted 12b-1 Plans for Class A and C shares pursuant to the rules under the Investment Company Act of 1940. These plans allow each fund to pay distribution and service fees for the sale and servicing of Classes A and C of each fund's shares. Under the plans, the distributor is paid 0.25% and 1.00% of the average daily net assets of each fund's Class A and C shares, respectively. Since these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

         Distribution and service fees on Class A and C shares are used to pay the distributor to promote the sale of shares and the servicing of accounts of the funds. The distributor also receives sales charges as compensation for its expenses in selling shares, including the payment of compensation to financial representatives.

         The expenses incurred by the distributor under the 12b-1 Plans for Class A and C shares include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

         The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                              FOR MORE INFORMATION

         More information about the funds is available free upon request, including the following:

ANNUAL/SEMIANNUAL  REPORTS TO SHAREHOLDERS

         Includes financial statements, portfolio investments and detailed performance information.

         The Annual Report also contains a letter from the funds' managers discussing market conditions and investment strategies that significantly affected fund performance during the past fiscal year.

OTHER INFORMATION

         A current SAI which provides more details about the funds is on file with the SEC and is incorporated by reference.

         You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

         Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports, and other information and to make shareholder inquiries:

BY TELEPHONE:
800-927-2874

BY FACSIMILE:
888-606-8252

BY MAIL:
Credit Suisse Funds
P.O. Box 55030
Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Funds
66 Brooks Drive
Braintree, MA 02184

ON THE INTERNET:
www.csam.com/us

Each fund's SAI and Annual and Semiannual Reports are available on CSAM's website, www.csam.com/us.

SEC FILE NUMBER:

Credit Suisse Opportunity Funds                                 811-9054
     Credit Suisse Allocation Fund -- Conservative
     Credit Suisse Allocation Fund -- Moderate
     Credit Suisse Allocation Fund -- Aggressive



P.O. Box 55030, Boston, MA 02205-5030
800-927-2874 - www.csam.com/us                                [LOGO]
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR  SAF-PRO-LOAD-1105

CREDIT SUISSE FUNDS
Prospectus

COMMON CLASS



November 1, 2005



o      CREDIT SUISSE STRATEGIC ALLOCATION FUND--
                  CONSERVATIVE

o      CREDIT SUISSE STRATEGIC ALLOCATION FUND--
                  MODERATE

o      CREDIT SUISSE STRATEGIC ALLOCATION FUND--
                  AGGRESSIVE

Each fund's Common Class shares may be purchased only by (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can buy Common Class shares of the funds and open new accounts under the same Social Security number.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

As with all mutual funds, the Securities and Exchange Commission has not approved these funds, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS.....................................................................4
     Overview..................................................................4
     Goals and Principal Strategies............................................5
     A Word About Risk.........................................................6
     Underlying Fund of Funds Structure and Expense Risk.......................7
     Underlying Performance Risk...............................................7
     Investor Profile.........................................................11
PERFORMANCE SUMMARY...........................................................13
INVESTOR EXPENSES.............................................................14
     Fees and Fund Expenses...................................................14
     Example..................................................................15
THE FUNDs IN DETAIL...........................................................16
     The Management Firm......................................................16
     Fund Information Key.....................................................16
     Asset Allocation Process.................................................17
     Goal and Strategies......................................................18
     Portfolio Investments....................................................21
     Risk Factors.............................................................28
Financial Highlights..........................................................29
MORE ABOUT RISK...............................................................30
     Introduction.............................................................30
     Types of Investment Risk.................................................30
MEET THE MANAGERS.............................................................37
MORE ABOUT YOUR FUND..........................................................38
     Share Valuation..........................................................38
     Account Statements.......................................................38
     Distributions............................................................39
     Taxes....................................................................39
BUYING shares.................................................................41
Selling Shares................................................................44
SHAREHOLDER SERVICES..........................................................47
OTHER POLICIES................................................................49
OTHER INFORMATION.............................................................52
     About the Distributor....................................................52
FOR MORE INFORMATION..................................................back cover


Each fund is a series of Credit Suisse Opportunity Funds.

                                   KEY POINTS

                                    OVERVIEW

         The funds are designed to meet the needs of investors who prefer a single investment with an investment objective that is consistent with the anticipated length of time until they will need their funds and their risk tolerance. As described in this Prospectus, each fund has its own asset allocation strategy, which gives it distinctive risk/return characteristics.

         The funds may be appropriate for your investment portfolio if you:

o    prefer simplified investment decision making

o prefer to have your asset allocation decisions made by professional money managers

o seek diversification through the allocation of assets among different asset classes to reduce volatility over the long-term

o    want a single investment that is re-balanced periodically

o seek access to share classes of Credit Suisse Funds that would otherwise not be available to you directly

         The funds invest primarily in a combination of certain Credit Suisse Funds (the "underlying Credit Suisse Funds") that, in turn, invest directly in a wide range of portfolio securities (like U.S. and foreign money market, equity, debt and commodity-linked derivative securities). Although an investor may achieve the same level of diversification by investing directly in a variety of Credit Suisse Funds, each fund provides investors with a means to simplify their investment decisions by investing through a single portfolio.


         Each fund seeks to achieve its investment objective by allocating its assets strategically among the fixed-income (including money market), equity and alternative securities funds selected from the underlying Credit Suisse Funds. The funds differ in the underlying Credit Suisse Funds in which they invest and the percentages of assets allocated to each of the underlying Credit Suisse Funds.

                         GOALS AND PRINCIPAL STRATEGIES

GOALS

         The following compares the funds' investment goals and levels of risk and return relative to one another:

o THE STRATEGIC ALLOCATION FUND -- CONSERVATIVE (THE "CONSERVATIVE ALLOCATION FUND") seeks income and modest growth to preserve purchasing power. This fund is designed for investors with shorter investment horizons and lower risk tolerances

o THE STRATEGIC ALLOCATION FUND -- MODERATE (THE "MODERATE ALLOCATION FUND") seeks total return, consisting of income and capital appreciation. This fund is designed for investors with intermediate investment horizons and moderate-to-high risk tolerances

o THE STRATEGIC ALLOCATION FUND-- AGGRESSIVE (THE "AGGRESSIVE ALLOCATION FUND") seeks capital appreciation. This fund is designed for investors with longer investment horizons and high risk tolerances

PRINCIPAL STRATEGIES

         To pursue its goal, each fund allocates its assets strategically among the fixed-income (including money market), equity and alternative securities funds selected from the underlying Credit Suisse Funds. The funds invest among the underlying Credit Suisse Funds within identified ranges. The funds differ in the underlying Credit Suisse Funds in which they invest and the percentages of assets allocated to each of the underlying Credit Suisse Funds. Each fund may also invest a portion of its assets in cash and cash equivalents.

         The table below shows each fund's current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the categories of underlying Credit Suisse Funds. These investment targets and ranges, as well as the group of underlying Credit Suisse Funds, may be changed from time to time without shareholder approval based on the assessment of the investment adviser of the funds, Credit Suisse Asset Management, LLC, of market conditions and/or changes in the economy. Any such changes will be reflected in the current Prospectus; however, it may take some time to execute those changes. CSAM will re-allocate the investments of the funds over a reasonable period of time while seeking to minimize disruptive effects and adverse costs to the funds and the underlying Credit Suisse Funds.


---------------------------------------------------------------------------------------------------
                                                                                  ALTERNATIVE
STRATEGIC ALLOCATION FUND     FIXED-INCOME FUNDS          EQUITY FUNDS         SECURITIES FUNDS
---------------------------------------------------------------------------------------------------
CONSERVATIVE
---------------------------------------------------------------------------------------------------
  Target                               70%                      30%                     0%
---------------------------------------------------------------------------------------------------
  Range                            60% - 100%                0% - 40%                0% - 5%
---------------------------------------------------------------------------------------------------
MODERATE
---------------------------------------------------------------------------------------------------
  Target                               30%                      60%                    10%
---------------------------------------------------------------------------------------------------
  Range                             20% - 40%               35% - 80%               0% - 10%
---------------------------------------------------------------------------------------------------
AGGRESSIVE
---------------------------------------------------------------------------------------------------
  Target                               10%                      80%                    10%
---------------------------------------------------------------------------------------------------
  Range                              0% - 30%                55% - 100%             0% - 15%
---------------------------------------------------------------------------------------------------

The initial target for each underlying Credit Suisse Fund is set forth in "The Funds in Detail--Goals and Strategies--Principal Strategies."

A WORD ABOUT RISK

         All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

         The funds' principal risk factors are:

         o        Allocation risk

         o        Non-diversified status

         o        Underlying fund of funds structure and expense risk

         o        Underlying performance risk


         In addition, the funds are subject to the risks associated with the underlying Credit Suisse Funds in which they invest:

          o Commodity risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o Correlation risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o    Credit risk (All Funds)

          o Derivatives risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o Emerging markets focus (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o    Focus risk (All Funds)

          o    Foreign securities risk (All Funds)

          o    Income risk (Strategic Allocation Fund -- Conservative)

          o    Interest-rate risk (All Funds)

          o Liquidity risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o    Market risk (All Funds)

          o    Portfolio turnover risk (All Funds)

          o Special-situations companies (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o Speculative exposure risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o Start-up and other small companies (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)

          o Tax risk (Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive)


         These principal risk factors for the funds are discussed below. Before you invest, please make sure you understand the risks that apply to your fund. As with any mutual fund, you could lose money over any period of time.

         Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUNDS' RISK FACTORS
-------------------

ALLOCATION RISK

         The ability of each fund to achieve its investment objective depends in part on the ability of CSAM to allocate effectively the fund's assets among the underlying Credit Suisse Funds. There can be no assurance that CSAM's evaluations and assumptions regarding asset classes and the underlying Credit Suisse Funds will successfully enable the funds to achieve their investment objectives.

NON-DIVERSIFIED STATUS

         Each fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in any one underlying Credit Suisse Fund than a diversified fund. Certain of the underlying Credit Suisse Funds are also non-diversified funds. As a result, a fund may be subject to greater volatility with respect to a particular underlying Credit Suisse Fund than a fund that is diversified.

UNDERLYING FUND OF FUNDS STRUCTURE AND EXPENSE RISK

         By investing in the underlying Credit Suisse Funds indirectly through one of the funds, an investor will incur not only a proportionate share of the expenses of the underlying Credit Suisse Funds held by the fund (including operating costs and management fees), but also expenses of the fund. Consequently, an investment in a fund entails more direct and indirect expenses than a direct investment in the underlying Credit Suisse Funds. In order to minimize these expenses, the funds intend to invest in the class of shares of each underlying Credit Suisse Fund with the lowest shareholder fees and net fund operating expenses.

         Additionally, one underlying Credit Suisse Fund may buy the same securities that another underlying Credit Suisse Fund sells. If this happens, an investor in a fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, an investor in a fund may receive taxable gains from portfolio transactions by the underlying Credit Suisse Funds, as well as taxable gains from transactions in shares of the underlying Credit Suisse Funds by a fund. Certain of the underlying Credit Suisse Funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

UNDERLYING PERFORMANCE RISK

         Because each fund invests most of its assets in underlying Credit Suisse Funds, each fund's investment performance is directly related to the performance of those underlying Credit Suisse Funds. The performance of those underlying Credit Suisse Funds, in turn, depends upon the performance of the securities in which they invest. Each underlying Credit Suisse Fund has risks associated with it, which are described in this Prospectus under "The Funds in Detail--Goal and Strategies" and in that Fund's Prospectus and Statement of Additional Information.


UNDERLYING CREDIT SUISSE FUNDS' RISK FACTORS
--------------------------------------------

COMMODITY RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         The investment by Credit Suisse Commodity Return Strategy Fund (the "Commodity Fund"), one of the underlying Credit Suisse Funds, in commodity-linked derivative instruments may subject the Commodity Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

         Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Commodity Fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CORRELATION RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         The risk that changes in the value of an instrument will not match those of the investment being hedged.

CREDIT RISK
All Funds

         The issuer of a security may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         In addition to the risks described below under "Speculative Exposure Risk," there are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Certain underlying Credit Suisse Funds, such as the Commodity Fund, may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest-rate or currency risk. Certain underlying Credit Suisse Funds may also use derivatives for leverage. Their use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as commodity risk, correlation risk, leveraging, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that an underlying Credit Suisse Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EMERGING MARKETS FOCUS
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         Focusing on emerging (less developed) markets involves higher levels of risk, including increased access, currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to operational and other risks as well. Some countries may have restrictions that could limit an underlying Credit Suisse Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject an underlying Credit Suisse Fund to increased volatility or substantial declines in value.

FOCUS RISK
All Funds

         Certain underlying Credit Suisse Funds generally invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, an underlying Credit Suisse Fund may be subject to greater volatility with respect to its investments than a fund that invests in a larger number of securities. The Commodity Fund will be exposed to the performance of commodities in the DJ-AIG Index, which may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the Commodity Fund may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

FOREIGN SECURITIES RISK
All Funds

         To the extent that the underlying Credit Suisse Funds invest in foreign securities, they carry additional risks that include:

         o CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although an underlying Credit Suisse Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

         o INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

         o POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an underlying Credit Suisse Fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INCOME RISK
Strategic Allocation Fund -- Conservative

         The income level of an underlying Credit Suisse Fund that is a money market fund or fixed-income fund may decline because of falling interest rates and other market conditions. The yield of these funds will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK
All Funds

         Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

LIQUIDITY RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         Certain of an underlying Credit Suisse Fund's securities, such as the swaps and commodity-linked notes held by the Commodity Fund, may be difficult or impossible to sell at the time and the price that the underlying Credit Suisse Fund would like. The underlying Credit Suisse Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on the management or performance of an underlying Credit Suisse Fund.

MARKET RISK
All Funds

         The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks, bonds and commodities, and the mutual funds that invest in them.

         Bonds and other fixed-income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as issuer and maturity. Some companies may be riskier than the stocks of others.

PORTFOLIO TURNOVER RISK
All Funds

         The techniques and strategies contemplated by Credit Suisse Target Return Fund (the "Target Return Fund"), one of the underlying Credit Suisse Funds, might result in a high degree of portfolio turnover. High portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to the Target Return Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Target Return Fund's after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect the Target Return Fund's performance.

SPECIAL-SITUATIONS COMPANIES
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations.

SPECULATIVE EXPOSURE RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         To the extent that a derivative or practice is not used as a hedge by an underlying Credit Suisse Fund, these funds are indirectly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

START-UP AND OTHER SMALL COMPANIES
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

TAX RISK
Strategic Allocation Fund -- Moderate, Strategic Allocation Fund -- Aggressive

         In order to qualify as a regulated investment company ("RIC"), the Commodity Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The status of commodity-linked swaps and structured notes in which the Commodity Fund may invest under such tests to qualify as a RIC under the Internal Revenue Code of 1986, as amended, is not certain, and the Commodity Fund does not intend to obtain a ruling from the Internal Revenue Service. In the event these instruments are adversely treated under these tests, the Commodity Fund will take all available steps to lessen any adverse tax consequences, although there can be no guarantee that it will be able to do so. If the Commodity Fund fails to qualify as a RIC, it will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Commodity Fund's earnings and profits.

INVESTOR PROFILE

CONSERVATIVE ALLOCATION FUND

This fund is designed for investors who:

     o are seeking primarily income but also a modest amount of growth to preserve purchasing power

     o    have a short time horizon

     o    have low risk tolerance

     o    are willing to accept lower potential returns

IT MAY NOT BE APPROPRIATE IF YOU:

     o    are investing for maximum return over a long time horizon

     o    are uncomfortable with an investment that will fluctuate in value

     o    require stability of your principal


MODERATE ALLOCATION FUND

This fund is designed for investors who:

     o    have a longer time horizon

     o are investing for total return, consisting of income and capital appreciation

     o    are willing to accept risk and volatility

IT MAY NOT BE APPROPRIATE IF YOU:

     o    are investing for a shorter time horizon

     o are uncomfortable with an investment that has a higher degree of volatility

     o    are looking for income


AGGRESSIVE ALLOCATION FUND

This fund is designed for investors who:

     o    have a longer time horizon

     o    are investing for capital appreciation

     o are willing to assume the risk of losing money in exchange for attractive potential long-term returns

IT MAY NOT BE APPROPRIATE IF YOU:

     o    are investing for a shorter time horizon

     o are uncomfortable with an investment that has a high degree of volatility

     o    are looking for income

You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

         As the funds have only recently commenced operations, no performance information is available as of the date of this Prospectus.

                                INVESTOR EXPENSES

FEES AND FUND EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual fund operating expenses are estimated amounts based on the assumption that each fund's assets equal $1 million for the fiscal year ending October 31, 2006.

----------------------------------------------------------------------------------------------------------------------
                                                                         STRATEGIC ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------------
                                                          CONSERVATIVE             MODERATE            AGGRESSIVE
----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
  (paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
Sales charge (load) on purchases                              NONE                   NONE                 NONE
----------------------------------------------------------------------------------------------------------------------
Deferred sales charge (load)                                  NONE                   NONE                 NONE
----------------------------------------------------------------------------------------------------------------------
Sales charge (load) on reinvested
  distributions                                               NONE                   NONE                 NONE
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
Exchange fees                                                 NONE                   NONE                 NONE
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  AS A PERCENTAGE OF AVERAGE DAILY NET
  ASSETS
  (deducted from fund assets)
----------------------------------------------------------------------------------------------------------------------

Management fee(1)                                             0.10%                  0.10%                0.10%

----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                          NONE                   NONE                 NONE
----------------------------------------------------------------------------------------------------------------------


Underlying Credit Suisse Fund expenses(2)                    0.60%                  0.86%                 0.93%

----------------------------------------------------------------------------------------------------------------------
Other expenses (3)                                          15.14%                 15.20%                15.15%
----------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES (3), (4)               15.84%                 16.16%                16.18%


----------------------------------------------------------------------------------------------------------------------


(1) The management fee payable by each fund is equal to 0.10% of average daily net assets attributable to the fund's investments in underlying Credit Suisse Funds and cash or cash equivalents and 0.55% of average daily net assets attributable to other investments. Since initially all of each fund's assets will be invested in underlying Credit Suisse Funds and cash or cash equivalents, the management fee will initially be 0.10% of average daily net assets.


(2) The "Underlying Credit Suisse Fund expenses" figures for each fund are based upon its target allocations set forth on page 19 of this Prospectus to the underlying Credit Suisse Funds and upon total operating expenses of those underlying Credit Suisse Funds based on their most recent fiscal year ends without taking into consideration any current voluntary fee waivers or expense limitations for the underlying Credit Suisse Funds. The actual indirect expenses incurred by a shareholder will vary based on the relevant fund's actual allocation of its assets and the actual expenses of the underlying Credit Suisse Funds. Certain of the underlying Credit Suisse Funds have expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying Credit Suisse Fund. The current average expense ratio of the underlying Credit Suisse Funds for each of the Conservative, Moderate and Aggressive Allocation Funds is estimated to be 0.60%, 0.86% and 0.93%, respectively, based upon CSAM's initial target allocation of each fund's assets and the current expense ratio of each underlying Credit Suisse Fund. Based on the initial target allocations and the most recent stockholder report or Prospectus of each underlying Credit Suisse Fund, the ranges of the total annual fund operating expenses (before fee waivers, reimbursements or credits) and the net annual operating expenses (after fee waivers, reimbursements or credits) for the share classes in which the funds initially intend to invest are:


      STRATEGIC ALLOCATION FUND  RANGE OF GROSS EXPENSES  RANGE OF NET EXPENSES
       Conservative          0.31% - 2.15%           0.10% - 1.42%
       Moderate              0.67% - 2.67%           0.45% - 1.95%
       Aggressive            0.90% - 2.67%           0.70% - 1.95%

(3) Other expenses and total annual fund operating expenses appear higher because they are calculated assuming each Fund had $1 million in assets.

(4) Expected fees and expenses (excluding underlying Credit Suisse Fund expenses) for the fiscal year ending October 31, 2006 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time. These waivers and expense reimbursements do not limit the expenses of the underlying Credit Suisse Funds indirectly incurred by a shareholder in the funds.




                                                          STRATEGIC ALLOCATION FUND
       EXPENSES AFTER WAIVERS,
       REIMBURSEMENTS OR CREDITS                 CONSERVATIVE     MODERATE    AGGRESSIVE

       Management fee                                0.00%          0.00%        0.00%

       Distribution and service (12b-1) fee          NONE           NONE         NONE

       Other expenses                                1.25%          1.25%        1.25%
                                                -----------    -----------  -----------
       NET ANNUAL FUND OPERATING EXPENSES            1.25%          1.25%        1.25%


EXAMPLE
This example may help you compare the cost of investing in these funds with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, each fund returns 5% annually, expense ratios remain as listed in the first table on the previous page (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


------------------------------------------------------------------------
STRATEGIC ALLOCATION FUND                  ONE YEAR     THREE YEARS
------------------------------------------------------------------------
CONSERVATIVE                                  $1,498      $2,822
------------------------------------------------------------------------
MODERATE                                      $1,526      $2,884
------------------------------------------------------------------------
AGGRESSIVE                                    $1,528       $2,897
------------------------------------------------------------------------

                               THE FUNDS IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET MANAGEMENT, LLC

466 Lexington Avenue
New York, NY 10017

o    Investment adviser for the funds and the underlying Credit Suisse Funds

o Responsible for managing each fund's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business unit of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients


o As of June 30, 2005, Credit Suisse Asset Management companies managed approximately $24.2 billion in the U.S. and $327.8 billion globally

o Credit Suisse Asset Management has offices in 17 countries, including Securities and Exchange Commission ("SEC")-registered offices in New
     York, London, Sydney and Tokyo; other offices (such as those in Amsterdam, Budapest, Frankfurt, Guernsey, Luxembourg, Madrid, Milan, Paris, Hong Kong, Prague, Sao Paulo, Warsaw and Zurich) are not registered with the SEC.



         For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

MULTI-CLASS STRUCTURE

         This Prospectus offers Common Class shares of the funds. Common Class shares are no load. The funds offer additional classes of shares, Class A shares and Class C shares, as described in a separate Prospectus.

FUND INFORMATION KEY

         Concise descriptions of the funds begin on the next page. The descriptions provide the following information:

ASSET ALLOCATION PROCESS

         A description of the asset allocation process used by CSAM to determine the mix of underlying Credit Suisse Funds and set the appropriate allocation targets and ranges for investments in those underlying Credit Suisse Funds.

GOAL AND STRATEGIES

         Each fund's particular investment goal and the principal and certain other strategies it intends to use in pursuing that goal. Percentages of fund assets are based on net assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

         Descriptions of the underlying Credit Suisse Funds in which the funds principally invest and certain secondary types of securities in which the funds may invest.

RISK FACTORS

         The principal risk factors associated with the funds. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

         The individuals designated by the investment adviser to handle the funds' day-to-day management.

FINANCIAL HIGHLIGHTS

         Table showing each fund's audited financial performance for up to five years. Certain information in the table reflects results for a single fund share.

o TOTAL RETURN How much you would have earned or lost on an investment in a fund, assuming you had reinvested all dividend and capital-gain distributions.

o PORTFOLIO TURNOVER An indication of trading frequency. A fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could increase your income-tax liability.

         The Annual Report includes the auditor's report, along with the funds' financial statements. It is available free upon request through the methods described on the back cover of the Prospectus.

ASSET ALLOCATION PROCESS

         As described in this Prospectus, each fund is a fund of funds and pursues its investment objective by investing primarily in a combination of the underlying Credit Suisse Funds. The underlying Credit Suisse Funds, in turn, invest in a variety of U.S. and foreign money market, equity, debt and commodity-related securities.

         CSAM's Asset Allocation Portfolio Management Team determines the mix of the underlying Credit Suisse Funds and sets the appropriate allocation targets and ranges for investments in those underlying funds, subject to the approval of the Board of Trustees and without prior approval of or notice to shareholders. Periodically, based upon its assessment of market conditions and/or changes in the economy, CSAM uses its proprietary asset allocation model to determine the optimal allocation targets and ranges for each fund and whether any underlying Credit Suisse Funds should be added or removed from the mix.

         The factors considered in determining the optimal asset allocation mix are:

          o    Economic and capital market forecasts;

          o The investment objective of each fund and each of the underlying Credit Suisse Funds;

          o The risk/return characteristics, relative performance and volatility of the underlying Credit Suisse Funds; and

          o    Proprietary and third-party reports and analysis.

         CSAM's optimized strategic asset allocation process is based on a rigorous analysis of capital markets to assess long-term expectations of movements in the prices of instruments in various asset classes, which become the key input to the process. The strategic allocations resulting from this process would reflect the target risk and return profiles for the portfolios of Credit Suisse Funds under consideration. Once the strategic allocations are determined, we use proprietary quantitative models to assist with the tactical implementation of the target portfolio weights and to attempt to improve the overall return on a risk-adjusted basis.

         When a fund receives new investment amounts or redemption requests, the portfolio managers may determine to purchase additional shares or redeem shares of underlying Credit Suisse Funds or keep new investment amounts in cash for future investments. Depending on market conditions, CSAM will attempt to judiciously re-balance the fund to bring the fund's holdings more in line with strategic targets in implementing purchases and redemption requests.

         As market prices of the underlying Credit Suisse Funds' portfolio securities change, a fund's actual allocations will vary somewhat from the strategic targets, although the percentages generally will remain within the specified tactical ranges.

GOAL AND STRATEGIES

         PRINCIPAL STRATEGIES

         The Conservative Allocation Fund seeks income and modest growth to preserve purchasing power. The Moderate Allocation Fund seeks total return, consisting of income and capital appreciation. The Aggressive Allocation Fund seeks capital appreciation.

         To pursue its goal, each fund allocates its assets strategically among the fixed-income (including money market), equity and alternative securities funds selected from the underlying Credit Suisse Funds. The funds invest among the underlying Credit Suisse Funds within identified ranges. The funds differ in the underlying Credit Suisse Funds in which they invest and the percentages of assets allocated to each of the underlying Credit Suisse Funds.

         The table below shows each fund's current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the categories of underlying Credit Suisse Funds.

--------------------------------------------- -------------------------- ---------------------- ----------------------
                                                                                                     ALTERNATIVE
STRATEGIC ALLOCATION FUND                        FIXED-INCOME FUNDS          EQUITY FUNDS         SECURITIES FUNDS
--------------------------------------------- -------------------------- ---------------------- ----------------------
CONSERVATIVE
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Target                                                  70%                      30%                     0%
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Range                                               60% - 100%                0% - 40%                0% - 5%
--------------------------------------------- -------------------------- ---------------------- ----------------------
MODERATE
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Target                                                  30%                      60%                    10%
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Range                                                20% - 40%               35% - 80%               0% - 10%
--------------------------------------------- -------------------------- ---------------------- ----------------------
AGGRESSIVE
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Target                                                  10%                      80%                    10%
--------------------------------------------- -------------------------- ---------------------- ----------------------
  Range                                                 0% - 30%                55% - 100%             0% - 15%
--------------------------------------------- -------------------------- ---------------------- ----------------------


         The table below shows each fund's current investment targets (expressed as a percentage of its net assets) for allocating its assets among the underlying Credit Suisse Funds.

------------------------------------------------ --------------------------------------------------------------------
                                                                      STRATEGIC ALLOCATION FUND
------------------------------------------------ --------------------------------------------------------------------
                                                      CONSERVATIVE             MODERATE              AGGRESSIVE
------------------------------------------------ ----------------------- ---------------------- ---------------------
UNDERLYING CREDIT SUISSE FUNDS
------------------------------------------------ ----------------------- ---------------------- ---------------------
TOTAL FIXED-INCOME FUNDS                                    70%                   30%                     10%
------------------------------------------------ ----------------------- ---------------------- ---------------------
  Money Market                                               5%                    0%                      0%
  o   Credit Suisse Institutional Money Market
      Fund - Prime Portfolio
------------------------------------------------ ----------------------- ---------------------- ---------------------
  Investment Grade                                          60%                   20%                      4%
  o   Credit Suisse Institutional Fund -
      Investment Grade Fixed Income Portfolio
  o   Credit Suisse Institutional Fixed Income
      Fund
  o   Credit Suisse Short Duration Bond Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------
  High Yield                                                 5%                   10%                      6%
  o   Credit Suisse High Income Fund
  o   Credit Suisse Global High Yield Fund
  o   Credit Suisse Global Fixed Income Fund
  o   Credit Suisse Target Return Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------
TOTAL EQUITY FUNDS                                          30%                   60%                     80%
------------------------------------------------ ----------------------- ---------------------- ---------------------
  Large and Mid Cap                                         27%                   40%                     55%
  o   Credit Suisse Institutional Fund -
      Capital Appreciation Portfolio
  o   Credit Suisse Institutional Fund - Large
      Cap Value Portfolio
  o   Credit Suisse Institutional Fund -
      Select Equity Portfolio
  o   Credit Suisse Mid-Cap Growth Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------
  Small Cap                                                  3%                    5%                      5%
  o   Credit Suisse Small Cap Growth Fund
  o   Credit Suisse Small Cap Value Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------
  International                                              0%                   15%                     20%
  o   Credit Suisse Institutional Fund -
      International Focus Portfolio
  o   Credit Suisse Emerging Markets Fund
  o   Credit Suisse Global Small Cap Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------
TOTAL ALTERNATIVE SECURITIES FUNDS                           0%                   10%                     10%
------------------------------------------------ ----------------------- ---------------------- ---------------------
  Commodity                                                  0%                   10%                     10%
------------------------------------------------ ----------------------- ---------------------- ---------------------
UNDERLYING CREDIT SUISSE FUNDS
------------------------------------------------ ----------------------- ---------------------- ---------------------
  o  Credit Suisse Commodity Return Strategy
     Fund
------------------------------------------------ ----------------------- ---------------------- ---------------------

         The group of underlying Credit Suisse Funds and the allocations among those funds may be changed from time to time without shareholder approval. Each fund's investment objective may also be changed without shareholder approval.

PORTFOLIO INVESTMENTS

DESCRIPTION OF THE UNDERLYING CREDIT SUISSE FUNDS

         Because the funds invest most of their assets in underlying Credit Suisse Funds, their investment performance is directly related to the performance of those underlying Credit Suisse Funds. This section describes the investment goals, principal investment strategies and principal risks of the underlying Credit Suisse Funds. The underlying Credit Suisse Funds also may use certain investment strategies and techniques not described here. More information regarding the underlying Credit Suisse Funds can be obtained by requesting the underlying Credit Suisse Funds' Prospectuses and Statements of Additional Information (SAI). To obtain a copy of a Prospectus or SAI for an underlying Credit Suisse Fund, please contact Credit Suisse Funds by telephone at 800-927-2874 or on the Internet at www.csam.com/us.


---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
FIXED-INCOME FUNDS
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND -         o  A money market fund that invests   o  Credit risk
PRIME PORTFOLIO                              in high-quality money-market       o  Income risk
High current income consistent with          instruments such as:               o  Interest-rate risk
liquidity and stability of principal         o  obligations issued or           o  Market risk
                                                guaranteed by the U.S.
                                                government, its agencies or
                                                instrumentalities
                                             o  bank and corporate debt
                                                obligations
                                             o  fully-collateralized
                                                repurchase agreements
                                          o  Portfolio managers select factors
                                             such as yield, maturity and
                                             liquidity, within the context of
                                             their interest-rate outlook
                                          o  Seeks to maintain a stable share
                                             price of $1
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FUND - INVESTMENT           o Invests at least 80% of its net      o Credit risk
GRADE FIXED INCOME PORTFOLIO                assets, plus any borrowings for
Total return                                investment purposes, in              o Foreign securities
                                            investment grade fixed-income        o Interest-rate risk
                                            securities (average credit           o  Market risk
                                            rating of A)                         o  Speculative risk
                                          o Uses sector rotation and
                                            security selection as primary
                                            sources of performance
---------------------------------------- -------------------------------------- --------------------------------------



                                      -21-

---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FIXED INCOME FUND           o  Invests at least 80% of its net     o  Credit risk
High total return                            assets, plus any borrowings for     o  Foreign securities
                                             investment purposes, in             o  Interest-rate risk
                                             fixed-income securities             o  Market risk
                                          o  Normally maintains a                o  Speculative risk
                                             weighted-average portfolio
                                             maturity of 10 years or less
                                          o  Favors investment-grade
                                             securities, but may diversify
                                             credit quality in pursuit of its
                                             goal
---------------------------------------- -------------------------------------- --------------------------------------
SHORT DURATION BOND FUND                  o Invests at least 80% of its net     o Credit risk
To maximize total return to the extent      assets, plus any borrowings for     o Foreign securities risk
consistent with prudent investment          investment purposes, in bonds       o Interest-rate risk
and the preservation of capital           o Normally maintains an average       o Market risk
                                            duration of between one and         o Speculative exposure risk
                                            three years
                                          o Invests in bonds having a
                                            remaining life at the time of
                                            purchase of 10 years or less
                                          o Emphasizes investment-grade
                                            securities
                                          o May invest without limit in U.S.
                                            dollar-denominated foreign
                                            securities
                                          o May invest to a lesser extent in
                                            non-U.S. dollar denominated
                                            securities
---------------------------------------- -------------------------------------- --------------------------------------
HIGH INCOME FUND                          o Invests at least 80% of its net     o  Credit risk
High current income and, secondarily,       assets, plus any borrowing for      o  Foreign securities
capital appreciation                        investment purposes, in high        o  Interest-rate risk
                                            yield, fixed-income securities      o  Market risk
                                          o Invests primarily in a
                                            diversified portfolio of high
                                            risk fixed-income securities
                                            (junk bonds) including:
                                            o  convertible and non-convertible
                                               debt securities
                                            o  preferred stock
                                          o May invest up to 30% of its
                                            assets in securities of non-U.S.
                                            issuers
                                          o Seeks to moderate risk by
                                            investing among a variety of
                                            industry sectors
                                          o Portfolio selection based on
                                            analysis of individual issuers
                                            and the general business
                                            conditions affecting them
---------------------------------------- -------------------------------------- --------------------------------------


                                      -22-

---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
GLOBAL HIGH YIELD FUND                    o  Invests at least 80% of its net    o  Credit risk
High total return                            assets, plus any borrowings for    o  Foreign securities
                                             investment purposes, in            o  Interest-rate risk
                                             high-yield fixed-income            o  Market risk
                                             securities of issuers located in   o  Speculative risk
                                             at least three countries, which
                                             may include the U.S.
                                          o  Invests primarily in high-yield,
                                             high-risk fixed-income
                                             securities (junk bonds) of U.S.
                                             and foreign issuers
                                          o  Typically maintains a
                                             weighted-average portfolio
                                             maturity of between five and 15
                                             years
                                          o  Combines top-down analysis of
                                             currency trends, industry
                                             sectors and themes with
                                             bottom-up fundamental research
                                          o  Seeks to allocate risk by
                                             investing among a variety of
                                             industry sectors and countries
---------------------------------------- -------------------------------------- --------------------------------------
GLOBAL FIXED INCOME FUND                  o Invests at least 80% of its net     o Credit risk
To maximize total investment return         assets, plus any borrowings for     o Foreign securities
consistent with prudent investment          investment purposes, in             o Interest-rate risk
management, consisting of a                 fixed-income securities of          o Market risk
combination of interest income,             issuers located in at least 3       o Speculative risk
currency gains and capital appreciation     countries, which may include the
                                            U.S.
                                          o Favors investment-grade
                                            securities, but may diversify
                                            credit quality in pursuit of its
                                            goal
                                          o Investment decisions are based
                                            on fundamental market factors,
                                            currency trends and credit
                                            quality
---------------------------------------- -------------------------------------- --------------------------------------


                                      -23-

---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
TARGET RETURN FUND                        o  Seeks to outperform six-month      o Credit risk
Absolute (positive) returns over a           U.S. dollar LIBOR, net of fees     o Foreign securities
medium- to long-term period (i.e., a      o  Invests, under normal market       o Interest-rate risk
period of three to five years)               conditions, at least 80% of its
                                             net
---------------------------------------- -------------------------------------- --------------------------------------
                                             assets, plus any borrowings        o Market risk
                                             for investment purposes, in        o Portfolio turnover risk
                                             fixed-income securities            o Speculative risk
                                          o  May invest in fixed-income
                                             securities of issuers in any
                                             economic sector or region of the
                                             world, including emerging markets,
                                             and in both investment grade and
                                             high yield fixed-income securities
                                             while maintaining an average
                                             portfolio credit quality at no
                                             lower than BBB- as defined by the
                                             Standard & Poor's Division of The
                                             McGraw-Hill Companies, Inc.
                                          o  Intends to maintain an average
                                             modified duration not to exceed
                                             four years
                                          o  Utilizes certain specific
                                             strategies and risk management
                                             techniques in pursuit of its goal,
                                             including active allocation of
                                             assets among various fixed-income
                                             asset classes and credit quality
                                             diversification
                                          o  May take speculative currency
                                             and credit derivative positions
---------------------------------------- -------------------------------------- --------------------------------------
EQUITY FUNDS
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FUND - CAPITAL              o  Invests primarily in equity        o  Market risk
APPRECIATION PORTFOLIO                       securities of U.S. companies
Long-term capital appreciation            o  Seeks sectors and companies that
                                             will outperform the overall
                                             market
                                          o  Looks for themes or patterns
                                             associated with growth companies
                                             such as significant fundamental
                                             changes, generation of a large free
                                             cash flow or company share-buyback
                                             programs
---------------------------------------- -------------------------------------- --------------------------------------



                                      -24-


---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FUND - LARGE CAP VALUE      o  Invests at least 80% of net        o  Market risk
PORTFOLIO                                    assets, plus any borrowings for    o  Credit risk
Total return                                 investment purposes, in equity     o  Interest-rate risk
                                             securities of U.S. companies
                                             with large market capitalizations
                                          o  Analyzes such factors as
                                             price-to-earnings and
                                             price-to-book
                                             ratios, using a
                                             value investment style
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FUND - SELECT EQUITY        o  Invests in 40-60 core, large       o  Focus risk
PORTFOLIO                                    capitalization U.S. stocks         o  Market risk
Long-term capital appreciation            o  Focuses on companies and industry
                                             sectors with favorable economic
                                             profit trends
                                          o  Uses both traditional value-based
                                             analyses (such as price/book
                                             ratio), as well as the economic
                                             profit of a company
---------------------------------------- -------------------------------------- --------------------------------------
MID-CAP GROWTH FUND                       o  Invests at least 80% of its net    o  Market risk
Maximum capital appreciation                 assets, plus any borrowings for    o  Special-situation companies
                                             investment purposes, in equity     o  Start-up and other small companies
                                             securities of "mid-cap" companies
                                          o  Focuses on growth companies
                                          o  Looks for growth characteristics
                                             such as positive earnings and
                                             potential for accelerated growth
---------------------------------------- -------------------------------------- --------------------------------------
SMALL CAP GROWTH FUND                     o  Invests at least 80% of its net    o  Market risk
Capital growth                               assets, plus any borrowings for    o  Special-situation companies
                                             investment purposes, in equity     o  Start-up and other small companies
                                             securities of small U.S.
                                             companies
                                          o  Using a growth investment style,
                                             may look for either developing or
                                             older companies in a growth stage
                                             or companies providing products or
                                             services with a high unit-volume
                                             growth rate
---------------------------------------- -------------------------------------- --------------------------------------
SMALL CAP VALUE FUND                      o  Invests at least 80% of net        o  Market risk
High level of growth of capital              assets, plus any borrowings for    o  Special-situation companies
                                             investment purposes, in equity     o  Start-up and other small companies
                                             securities of small U.S.
                                             companies that appear to be
                                             undervalued
                                          o  Employs a value oriented
                                             investment approach seeking
                                             securities that appear to be
                                             underpriced
---------------------------------------- -------------------------------------- --------------------------------------



                                      -25-

---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
INSTITUTIONAL FUND - INTERNATIONAL        o  Invests at least 80% of net        o  Focus risk
FOCUS PORTFOLIO                              assets, plus any borrowings for    o  Foreign securities
Long-term capital appreciation               investment purposes, in equity     o  Market risk
                                             securities from at least three
                                             foreign countries
                                          o  Diversified its investments
                                             across countries, including
                                             emerging markets
                                          o  Favors stocks with discounted
                                             valuations, using a value-based,
                                             bottom-up investment approach
---------------------------------------- -------------------------------------- --------------------------------------
EMERGING MARKETS FUND                     o  Invests at least 80% of net        o  Emerging market focus
Growth of capital                            assets, plus any borrowings for    o  Foreign securities
                                             investment purposes, in foreign    o  Market risk
                                             equity securities
                                          o  Focuses on the world's less
                                             developed countries
                                          o  Analyzes a company's growth
                                             potential, using a bottom-up
                                             investment approach
---------------------------------------- -------------------------------------- --------------------------------------
GLOBAL SMALL CAP FUND                     o  Invests at least 80% of net        o  Foreign securities
Long-term growth of capital                  assets, plus any borrowings for    o  Market risk
                                             investment purposes, in equity     o  Special situation companies
                                             securities of small companies      o  Start-up and other small companies
                                             from at least three countries,
                                             including the U.S.
                                          o  Intends to invest at least 30%
                                             of assets in non-U.S. companies
                                          o  Seeks to identify through a
                                             bottom-up investment approach
                                             fundamentally strong companies
                                             trading at a discount to their
                                             projected growth rates or
                                             intrinsic asset values
                                          o  Will sell securities to realize
                                             profits, limit losses or take
                                             advantage of better investment
                                             opportunities
---------------------------------------- -------------------------------------- --------------------------------------


                                      -26-

---------------------------------------- -------------------------------------- --------------------------------------
               FUND/GOAL                          PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------- -------------------------------------- --------------------------------------
ALTERNATIVE SECURITIES FUNDS
----------------------------------------------------------------------------------------------------------------------
COMMODITY RETURN STRATEGY FUND            o  Designed to replicate the          o  Commodity risk
Total return                                 performance of the Dow-Jones AIG   o  Correlation risk
                                             Commodity Index ("DJ-AIG Index")   o  Credit risk
                                          o  Intends to invest at least 80%     o  Derivatives risk
                                             of its net assets, plus any        o  Exposure risk
                                             borrowings for investment          o  Focus risk
                                             purposes, in a combination of      o  Foreign securities risk
                                             commodity-linked derivative        o  Interest-rate risk
                                             instruments and fixed-income       o  Liquidity risk
                                             securities backing those           o  Market risk
                                             instruments                        o  Non-diversified status
                                          o  Gains exposure to commodities      o  Speculative exposure risk
                                             markets primarily through          o  Tax risk
                                             commodity swap agreements,
                                             primarily on the DJ-AIG Index
                                          o  May invest in structured notes
                                             whose principal and/or coupon
                                             payments are linked to the DJ-AIG
                                             Index
                                          o  Invests in a portfolio of
                                             fixed-income securities normally
                                             having an average duration of
                                             one year or less
                                          o  Emphasizes investment-grade
                                             fixed-income securities
                                          o  May invest without limit in U.S.
                                             dollar-denominated foreign
                                             securities
                                          o  May invest in non-U.S. dollar
                                             denominated securities
---------------------------------------- -------------------------------------- --------------------------------------

         OTHER PORTFOLIO INVESTMENTS

         Initially, the funds will invest solely in the underlying Credit Suisse Funds. Each fund may also invest a portion of its assets in cash and cash equivalents. CSAM and the funds intend to seek an exemptive order from the SEC to allow the funds to invest directly in individual securities and other financial instruments, including short-term instruments, such as money market securities and repurchase agreements, for asset allocation or other purposes. If permitted by that order, each fund may also invest in derivative instruments, such as futures and forwards, for hedging purposes or to increase total return.

         There can be no assurance that the SEC will grant this relief. To the extent that the SEC grants this relief, CSAM and the funds plan to rely on such order to invest in individual securities and other financial instruments. When the order is fully implemented, the underlying Credit Suisse Funds may not represent a significant portion of a fund's investments.

RISK FACTORS

         The funds' principal risk factors are:


o  Allocation risk


o  Non-diversified status

o  Underlying fund of funds structure and expense risk

o  Underlying performance risk

         Because each fund invests in underlying Credit Suisse Funds, each fund is exposed to the risk that the underlying Credit Suisse Funds selected by CSAM for investment will not perform as expected or will underperform other similar funds. Since CSAM will receive fees from the underlying Credit Suisse Funds, CSAM has a financial incentive to invest the assets of the funds in underlying Credit Suisse Funds with higher fees. CSAM is legally obligated to disregard that incentive when making investment decisions.

         An investment in the funds will entail more direct and indirect costs and expenses than a direct investment in the underlying Credit Suisse Funds. For instance, because each fund indirectly pays a portion of the expenses incurred by the underlying Credit Suisse Funds, you will pay management fees and operating expenses of both a fund and the underlying Credit Suisse Funds. In order to minimize these expenses, the funds intend to invest in the class of shares of each underlying Credit Suisse Fund with the lowest shareholder fees and net fund operating expenses, most of which are not available to retail investors directly.

         Each fund is non-diversified, which means that it may, through its investment in the underlying Credit Suisse Funds, concentrate its assets in a smaller number of issuers than a diversified fund. Certain of the underlying Credit Suisse Funds are also non-diversified funds.

         The funds will be exposed to the risks of the underlying Credit Suisse Funds in which they invest. The principal risk factors for each underlying Credit Suisse Fund are listed under "The Funds in Detail--Portfolio Investments," and those risks are described under "More About Risk." That section also details certain other investment practices the funds may use. Please read "More About Risk" carefully before you invest.

PORTFOLIO MANAGEMENT

         The Credit Suisse Asset Allocation Portfolio Management Team is responsible for the day-to-day management of the funds. The current members of the Credit Suisse Asset Allocation Portfolio Management Team are Joseph Cherian, Yogi Thambiah and Sacha Duparc. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

         As the funds have only recently commenced operations, no financial information is available as of the date of this Prospectus.

                                 MORE ABOUT RISK

INTRODUCTION

         A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of each fund's risk profile in "Key Points." The fund-by-fund discussions contain more detailed information. This section discusses other risks that may affect the funds.

         Because the funds invest most of their assets in underlying Credit Suisse Funds, they will be exposed to the risks associated with the securities in which those underlying Credit Suisse Funds invest. The underlying Credit Suisse Funds may use certain investment practices that have higher risks associated with them. However, the underlying Credit Suisse Funds have limitations and policies designed to reduce many of the risks.

TYPES OF INVESTMENT RISK

         The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS OF THE FUNDS

         ALLOCATION RISK The ability of each fund to achieve its investment objective depends in part on the ability of CSAM to allocate effectively the fund's assets among the underlying Credit Suisse Funds. There can be no assurance that CSAM's evaluations and assumptions regarding asset classes and the underlying Credit Suisse Funds will successfully enable the funds to achieve their investment objectives.

         NON-DIVERSIFIED STATUS Each fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in any one underlying Credit Suisse Fund than a diversified fund. Certain of the underlying Credit Suisse Funds are also non-diversified funds. As a result, a fund may be subject to greater volatility with respect to a particular underlying Credit Suisse Fund than a fund that is diversified.


         UNDERLYING FUND OF FUNDS STRUCTURE AND EXPENSE RISK By investing in the underlying Credit Suisse Funds indirectly through one of the funds, an investor will incur not only a proportionate share of the expenses of the underlying Credit Suisse Funds held by the fund (including operating costs and management fees), but also expenses of the fund. Consequently, an investment in a fund entails more direct and indirect expenses than a direct investment in the underlying Credit Suisse Funds. In order to minimize these expenses, the funds intend to invest in the class of shares of each underlying Credit Suisse Fund with the lowest shareholder fees and net fund operating expenses.


         Additionally, one underlying Credit Suisse Fund may buy the same securities that another underlying Credit Suisse Fund sells. If this happens, an investor in a fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, an investor in a fund may receive taxable gains from portfolio transactions by the underlying Credit Suisse Funds, as well as taxable gains from transactions in shares of the underlying Credit Suisse Funds by a fund. Certain of the underlying Credit Suisse Funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

         UNDERLYING PERFORMANCE RISK Because each fund invests most of its assets in underlying Credit Suisse Funds, each fund's investment performance is directly related to the performance of those underlying Credit Suisse Funds. The performance of those underlying Credit Suisse Funds, in turn, depends upon the performance of the securities in which they invest. Each underlying Credit Suisse Fund has risks associated with it as described in this Prospectus under "The Funds in Detail--Goal and Strategies" and in the Fund's Prospectus and SAI.


         OTHER RISK FACTOR OF THE FUNDS

         CONFLICTS OF INTEREST RISK In managing the funds, CSAM will have the authority to select and substitute underlying Credit Suisse Funds. CSAM is subject to conflicts of interest in doing so and in allocating fund assets among the various underlying Credit Suisse Funds, both because the fees payable to it and/or its affiliates by some underlying Credit Suisse Funds may be higher than the fees payable by other underlying Credit Suisse Funds and because CSAM and its affiliates are also responsible for managing each of the underlying Credit Suisse Funds. CSAM is legally obligated to disregard the fees payable by underlying Credit Suisse Funds when making investment decisions. The Trustees and officers of the funds are also Trustees/Directors and officers of the underlying Credit Suisse Funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the funds and the underlying Credit Suisse Funds.

         RISK FACTORS OF UNDERLYING CREDIT SUISSE FUNDS


         ACCESS RISK Some countries may restrict an underlying Credit Suisse Fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to an underlying Credit Suisse Fund.

         COMMODITY RISK The investment by Credit Suisse Commodity Return Strategy Fund (the "Commodity Fund"), one of the underlying Credit Suisse Funds, in commodity-linked derivative instruments may subject the Commodity Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

         Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Commodity Fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

         CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

         CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

         CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

         DERIVATIVES RISK In addition to the risks described below under "Exposure Risk," there are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Certain underlying Credit Suisse Funds, such as the Commodity Fund, may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest-rate or currency risk. Certain underlying Credit Suisse Funds may also use derivatives for leverage. Their use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as commodity risk, correlation risk, leveraging, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that an underlying Credit Suisse Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

         EMERGING MARKETS FOCUS Focusing on emerging (less developed) markets involves higher levels of risk, including increased access, currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to operational and other risks as well. Some countries may have restrictions that could limit an underlying Credit Suisse Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject an underlying Credit Suisse Fund to increased volatility or substantial declines in value.

         EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money an underlying Credit Suisse Fund could gain or lose on an investment.

o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o SPECULATIVE To the extent that a derivative or practice is not used as a hedge by an underlying Credit Suisse Fund, these funds are indirectly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.


         FOCUS RISK Certain underlying Credit Suisse Funds generally invest a greater proportion of their assets in the securities of a smaller number of issuers. As a result, an underlying Credit Suisse Fund may be subject to greater volatility with respect to its investments than a fund that invests in a larger number of securities.


         The Commodity Fund will be exposed to the performance of commodities in the DJ-AIG Index, which may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the Commodity Fund may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

         FOREIGN SECURITIES RISK To the extent that the underlying Credit Suisse Funds invest in foreign securities, they carry additional risks that include:

o CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although an underlying Credit Suisse Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

o INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

o POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an underlying Credit Suisse Fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

         INCOME RISK The income level of an underlying Credit Suisse Fund that is a money market fund or fixed-income fund may decline because of falling interest rates and other market conditions. The yield of these funds will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

         INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

         INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

         LEVERAGING RISK Although the Commodity Fund itself will not be leveraged, certain transactions may give rise to a form of leverage. Such transactions may include, among others, structured notes, reverse repurchase agreements, indexed and inverse floating rate securities, swap agreements, futures contracts, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, CSAM will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Commodity Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Commodity Fund to be more volatile than if the Commodity Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Commodity Fund's portfolio securities.

         LIQUIDITY RISK Certain of an underlying Credit Suisse Fund's securities, such as the swaps and commodity-linked notes held by the Commodity Fund, may be difficult or impossible to sell at the time and the price that the underlying Credit Suisse Fund would like. The underlying Credit Suisse Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on the management or performance of an underlying Credit Suisse Fund.

         MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks, bonds and commodities, and the mutual funds that invest in them.

         Bonds and other fixed-income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

         OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject an underlying Credit Suisse Fund to losses from fraud, negligence, delay or other actions.

         POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an underlying Credit Suisse Fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

         PORTFOLIO TURNOVER RISK The techniques and strategies contemplated by Credit Suisse Target Return Fund (the "Target Return Fund"), one of the underlying Credit Suisse Funds, might result in a high degree of portfolio turnover. High portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to the Target Return Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Target Return Fund's after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect the Target Return Fund's performance.

         SPECIAL-SITUATIONS COMPANIES "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

         SPECULATIVE EXPOSURE RISK To the extent that a derivative or practice is not used as a hedge by an underlying Credit Suisse Fund, these funds are indirectly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

         START-UP AND OTHER SMALL COMPANIES Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

         TAX RISK In order to qualify as a regulated investment company ("RIC"), the Commodity Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The status of commodity-linked swaps and structured notes in which the Commodity Fund may invest under such tests to qualify as a RIC under the Internal

Revenue Code of 1986, as amended, is not certain, and the Commodity Fund does not intend to obtain a ruling from the Internal Revenue Service. In the event these instruments are adversely treated under these tests, the Commodity Fund will take all available steps to lessen any adverse tax consequences, although there can be no guarantee that it will be able to do so. If the Commodity Fund fails to qualify as a RIC, it will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Commodity Fund's earnings and profits.

         VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by an underlying Credit Suisse Fund. Many commodity-linked derivative instruments, such as those held by the Commodity Fund, are not actively traded.

                                MEET THE MANAGERS


The current members of the Credit Suisse Asset Allocation Portfolio Management Team are responsible for the day-to-day management of the funds. The current members of the Credit Suisse Asset Allocation Portfolio Management Team are Joseph Cherian, Yogi Thambiah and Sacha Duparc.

Joseph Cherian and Yogi Thambiah are the co-lead members of the team.

Joseph Cherian, Managing Director, has been a member of the team since fund inception. He is Global Head of Quantitative Resources Group. Prior to joining CSAM, Mr. Cherian was at Banc of America Capital Management from 2000 to 2004, where he was a Managing Director responsible for managing numerous asset allocation funds and quantitative equity products, as well as quantitative research used by Bank of America's active equities and private bank divisions. Previously, he was an associate professor of finance at Boston University. Mr. Cherian holds a BS in Electrical Engineering from the Massachusetts Institute of Technology, and MS and PhD degrees in Finance from Cornell University. He is a review board member of the Research Foundation of the CFA Institute (AIMR).

Yogi Thambiah, Director, has been a member of the team since fund inception. He is head of the Strategic Advisory Group, which generates quantitative research, analysis and modeling for pension-related issues and asset-class topics. He joined CSAM in 1999 from JP Morgan Investment Management, where he performed similar research and advised large plan sponsors for the Strategic Investment Advisory Group. Previously, Mr. Thambiah was head of the Financial Database Services group at JP Morgan; an application development manager at FAME Information Services; and a consultant manager at Chase Econometrics/Interactive Data. Mr.Thambiah holds a B.Tech. in electrical engineering from the Indian Institute of Technology and an MBA in finance from the University of Rochester's Simon School of Business.

Sacha Duparc, Assistant Vice President, has been a member of the team since fund inception. He is a member of the Strategic Advisory Group responsible for quantitative research, analysis and modeling. He joined CSAM in 2004 from Amaranth LLC., where he was an Associate on the Commodity Derivatives Trading Desk from 2003 to 2004. He joined Allegheny Energy Global Markets LLC in 2001 and served as a Quantitative Analyst until 2003. Mr. Duparc holds a BS in applied economics and finance from Paris IX University and an MA in international economics and finance from Brandeis University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.


            Job titles indicate position with the investment adviser.

                              MORE ABOUT YOUR FUND

SHARE VALUATION

         The net asset value ("NAV") of each fund is determined daily as of the close of regular trading (normally 4 P.M. eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day the NYSE is open for business. Each fund values the shares of the underlying Credit Suisse Funds at their published net asset values. Other than the valuation of shares of the underlying Credit Suisse Funds, each fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Each fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

         Each fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that each fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which it determines its net asset value.

         Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute their prices. This could cause the value of each fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.


ACCOUNT STATEMENTS

         In general, you will receive account statements as follows:

          o after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

          o    after any changes of name or address of the registered owner(s)

          o    otherwise, every calendar quarter

         You will receive annual and semiannual financial reports.

DISTRIBUTIONS

         As a fund investor, you will receive distributions.

         Each fund earns dividends from holdings of underlying Credit Suisse Funds and stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. A fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

         The Conservative Allocation Fund declares and pays dividends quarterly. The Moderate Allocation Fund and the Aggressive Allocation Fund declare and pay dividends annually. The funds typically distribute capital gains annually, usually in December. Each fund may make additional distributions and dividends at other times if necessary for the fund to avoid a federal tax.

         Distributions will be reinvested in additional Common Class shares, unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

         Estimated year-end distribution information, including record and payment dates, generally will be available late in the year at www.csam.com/us or by calling 800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of a fund.

TAXES

         As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

         The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a fund.

TAXES ON DISTRIBUTIONS

         As long as a fund meets the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

         Distributions you receive from a fund, whether reinvested or taken in cash, are generally taxable. Distributions from a fund's long-term capital gains are taxed as long-term capital gains regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2008, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends received from U.S. corporations (other than dividends from tax-exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

         If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

         We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING FUND SHARES

         Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

                                  BUYING SHARES

OPENING AN ACCOUNT

         Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

         If you need an application, call our Shareholder Service Center to receive one by mail or fax.

         You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

         Each fund's Common Class shares may be purchased only by (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of CSAM, (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can buy Common Class shares of that fund and open new accounts under the same Social Security number.

         Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

         In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the funds will not be able to open your account. If a fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

BUYING AND SELLING SHARES

         Each fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. ET), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. "Proper form" means we have received a completed purchase application and payment for shares (as described in this Prospectus). Each fund reserves the right to reject any purchase order.

FINANCIAL-SERVICES FIRMS

         You can also buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. Each fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by a fund and will be priced at the next-computed NAV.

         Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with a fund. Financial services firms may impose their own requirements for minimum initial or subsequent investments or for minimum account balances required to keep your account open. Please read their program materials for any special provisions or additional service features that may apply to your investment.

         Some of the firms through which the funds are available include:

         o    Charles Schwab & Co., Inc. Mutual Fund OneSource(R)service

         o    Fidelity Brokerage Services, Inc. FundsNetwork(R) Program

         o    TD Waterhouse Mutual Fund Network

                           MINIMUM INITIAL INVESTMENT

Regular account:                                                         $2,500
IRAs:                                                                      $500
Transfers/Gifts to Minors:                                                 $500

         There is no minimum investment requirement for employees and clients of CSAM and its affiliates or for retirement plan programs. The funds reserve the right to modify or waive minimum initial investment requirements.

ADDING TO AN ACCOUNT

         You can add to your account in a variety of ways, as shown in the table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the "ACH on Demand" section of the Common Class account application.

INVESTMENT CHECKS

         Checks should be made payable in U.S. dollars to Credit Suisse Funds. Unfortunately, we cannot accept "starter" checks that do not have your name pre-printed on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Funds. These types of checks will be returned to you and your purchase order will not be processed.

EXCHANGING SHARES

         Each fund reserves the right to

          o reject any purchase order made by means of an exchange from another fund

          o change or discontinue its exchange privilege after 60 days' notice to current investors

          o temporarily suspend the exchange privilege during unusual market conditions

         If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed NAV.

                                  BUYING SHARES

OPENING AN ACCOUNT                                       ADDING TO AN ACCOUNT

BY CHECK
o    Complete the New Account Application.               o    Make your check payable to Credit Suisse Funds.
o    For IRAs use the Universal IRA Application.         o    Write the account number and the fund name on your
o    Make your check payable to Credit Suisse Funds.          check.
o    Write the fund name on the check.                   o    Mail to Credit Suisse Funds.
o    Mail to Credit Suisse Funds.                        o    Minimum amount is $100.

BY EXCHANGE
o    Call our Shareholder Service Center to request      o    Call our Shareholder Service Center to request an
     an exchange from another Credit Suisse Fund. Be          exchange from another Credit Suisse Fund.
     sure to read the current Prospectus for the new     o    Minimum amount is $250.
     fund. Also please observe the minimum initial       o    If you do not have telephone privileges, mail or fax
     investment.                                              a letter of instruction signed by all shareholders.
o    If you do not have telephone privileges, mail or
     fax a letter of instruction signed by
     all shareholders.

BY WIRE
o    Complete and sign the New Account Application.      o    Call our Shareholder Service Center by 4 p.m.
o    Call our Shareholder Service Center and fax the          eastern time to inform us of the incoming wire.
     signed New Account Application by 4 p.m. eastern         Please be sure to specify your name, the account
     time.                                                    number and the fund name on your wire advice.
o    The Shareholder Service Center will telephone       o    Wire the money for receipt that day.
     you with your account number. Please be sure to     o    Minimum amount is $500.
     specify your name, the account number and the
     fund name on your wire advice.
o    Wire your initial investment for receipt
     that day.
o    Mail the original, signed application to
     Credit Suisse Funds.

This method is not available for IRAs.

BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER
o    Cannot be used to open an account.                  o    Call our Shareholder Service Center to request an
                                                              ACH transfer from your bank.
                                                         o    Your purchase will be effective at the next NAV
                                                              calculated after we receive your order in proper
                                                              form.
                                                         o    Minimum amount is $50.
                                                         o    Requires ACH on Demand privileges.


                                  800-927-2874
                       MONDAY-FRIDAY, 8:30 A.M.-6 P.M. ET

                                 SELLING SHARES

SELLING SOME OR ALL OF YOUR SHARES                       CAN BE USED FOR

BY MAIL
Write us a letter of instruction that includes:          o   Accounts of any type.
o    your name(s) and signature(s)                       o   Sales of any amount.
o    the fund name and account number                    For IRAs please use the IRA Distribution Request Form.
o    the dollar amount you want to sell
o    how to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Selling Shares in Writing").

Mail the materials to Credit Suisse Funds.

If only a letter of instruction is required, you can fax it to the Shareholder Service Center (unless a signature guarantee is required).

BY EXCHANGE
o    Call our Shareholder Service Center to request      o   Accounts with telephone privileges.
     an exchange into another Credit Suisse Fund. Be     If you do not have telephone privileges, mail or fax a
     sure to read the current Prospectus for the new     letter of instruction to exchange shares.
     fund. Also please observe the minimum initial
     investment.

BY PHONE
Call our Shareholder Service Center to request a         o   Accounts with telephone privileges.
redemption. You can receive the proceeds as:

o a check mailed to the address of record ($100 minimum)
o    an ACH transfer to your bank ($50 minimum)
o    a wire to your bank ($500 minimum)

See "By Wire or ACH Transfer" for details.

BY WIRE OR ACH TRANSFER

o    Complete the "Wire Instructions" or "ACH on         o   Accounts with wire-redemption or ACH on Demand
     Demand" section of your New Account Application.        privileges.
o    For federal-funds wires, proceeds will be wired     o   Requests by phone or mail.
     on the next business day. For ACH transfers,
     proceeds will be delivered within two business
     days.

                                 HOW TO REACH US

SHAREHOLDER SERVICE CENTER

Toll free: 800-927-2874
Fax: 888-606-8252

MAIL:
Credit Suisse Funds
P.O. Box 55030
Boston, MA 02205-5030

OVERNIGHT/COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Funds
66 Brooks Drive
Braintree, MA 02184

INTERNET WEB SITE:
www.csam.com/us

                                WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
[Credit Suisse Fund Name]
DDA# 9904-649-2
F/F/C: [Account Number and Account registration]

SELLING SHARES IN WRITING

Some circumstances require a written sell order, along with a signature guarantee. These include:

o    accounts whose address of record has been changed within the past 30 days

o    redemptions in certain large accounts (other than by exchange)

o requests to send the proceeds to a different payee or address than on record

o shares represented by certificates, which must be returned with your sell order



A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted.


RECENTLY PURCHASED SHARES

For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another fund.

LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, a fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

MINIMUM TO KEEP AN ACCOUNT OPEN

Regular account:                                                       $2,000
IRAs:                                                                    $250
Transfers/Gifts to Minors:                                               $250


Each fund reserves the right to modify or waive this requirement. If a fund increases the minimum amount required to keep an account open, it will give current shareholders 15 days' notice of any increase. Each fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds after providing you with 60 days' notice as described above.


                                  800-927-2874
                       MONDAY-FRIDAY, 8:30 A.M.-6 P.M. ET

                              SHAREHOLDER SERVICES

AUTOMATIC SERVICES

         Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling our Shareholder Service Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

         For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

         For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

         For automatically reinvesting your dividend and capital-gain distributions into another identically registered Credit Suisse Fund. Not available for IRAs.

STATEMENTS AND REPORTS

         Each fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its prospectus annually. The funds generally do not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, a fund may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. Please call 800-927-2874 if you would like to receive additional reports, prospectuses or proxy statements.

         Each fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.csam.com/us. This information is posted on each fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of each fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

RETIREMENT PLANS

         Credit Suisse offers a range of tax-advantaged retirement accounts, including:

         o        Traditional IRAs

         o        Roth IRAs

         o        Spousal IRAs

         o        Rollover IRAs

         o        SEP IRAs

         To transfer your IRA to Credit Suisse, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

TRANSFERS/GIFTS TO MINORS

         Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act
(UGMA). Please consult your tax professional about these types of accounts.

ACCOUNT CHANGES

         Call our Shareholder Service Center to update your account records whenever you change your address. The Shareholder Service Center can also help you change your account information or privileges.

                                 OTHER POLICIES

TRANSACTION DETAILS

         You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

         Your purchase order will be canceled if you place a telephone order by 4 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic ACH transfer does not clear.

         If you wire money without first calling our Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

         While we monitor telephone servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

         Uncashed redemption or distribution checks do not earn interest.

FREQUENT PURCHASES AND SALES OF FUND SHARES

         Frequent purchases and redemptions of fund shares present risks to each fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of a fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve a fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to a fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

         Each fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to a fund's policies as described in this Prospectus and approved by the Board of Trustees. Each fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, each fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on a fund's records. Each fund works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur. As a result, some shareholders may be able to engage in market timing while other shareholders are harmed by such activity.


         Each fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, each fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.


         Each fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."


         There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, a fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although each fund has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of fund shares. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the funds do and have different consequences associated with it.

         Each fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

SPECIAL SITUATIONS

         Each fund reserves the right to:

          o    charge a wire-redemption fee

          o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

          o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

          o stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                                OTHER INFORMATION

         ABOUT THE DISTRIBUTOR

         Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for:

          o    making the fund available to you

          o    account servicing and maintenance

          o other administrative services related to sale of the Common Class shares

         The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                              FOR MORE INFORMATION

         More information about the funds is available free upon request, including the following:

ANNUAL/SEMIANNUAL  REPORTS TO SHAREHOLDERS

         Includes financial statements, portfolio investments and detailed performance information.

         The Annual Report also contains a letter from the funds' managers discussing market conditions and investment strategies that significantly affected fund performance during the past fiscal year.

OTHER INFORMATION

         A current SAI which provides more details about the funds is on file with the SEC and is incorporated by reference.

         You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

         Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports, and other information and to make shareholder inquiries:

BY TELEPHONE:
800-927-2874

BY FACSIMILE:
888-606-8252

BY MAIL:
Credit Suisse Funds
P.O. Box 55030
Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Funds
66 Brooks Drive
Braintree, MA 02184

ON THE INTERNET:
www.csam.com/us

Each fund's SAI and Annual and Semiannual Reports are available on CSAM's website, www.csam.com/us.

SEC FILE NUMBER:

Credit Suisse Opportunity Funds                                  811-9054
     Credit Suisse Allocation Fund -- Conservative
     Credit Suisse Allocation Fund -- Moderate
     Credit Suisse Allocation Fund -- Aggressive



P.O. Box 55030, Boston, MA 02205-5030
800-927-2874 - www.csam.com/us                                [LOGO]
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR   SAF-PRO-CMN-1105

                                 November 1, 2005



                       STATEMENT OF ADDITIONAL INFORMATION

                     --------------------------------------


             CREDIT SUISSE STRATEGIC ALLOCATION FUND - CONSERVATIVE

               CREDIT SUISSE STRATEGIC ALLOCATION FUND - MODERATE

              CREDIT SUISSE STRATEGIC ALLOCATION FUND - AGGRESSIVE

                     --------------------------------------


This combined Statement of Additional Information provides information about Credit Suisse Strategic Allocation Fund - Conservative (the "Conservative Allocation Fund"), Credit Suisse Strategic Allocation Fund - Moderate (the "Moderate Allocation Fund") and Credit Suisse Strategic Allocation Fund - Aggressive (the "Aggressive Allocation Fund") (collectively, the "Funds") that supplements information contained in (i) the combined Prospectus for the Common Shares of the Funds, dated November 1, 2005, and (ii) the combined
Prospectus for the Class A and Class C Shares of the Funds, dated November 1, 2005, as each is amended or supplemented from time to time (each, a "Prospectus," and collectively, the "Prospectuses").


When issued, each Fund's audited Annual Report for each class of shares it makes available which either will accompany this Statement of Additional Information or will have previously been provided to the investor to whom this Statement of Additional Information is being sent, as relevant to the particular investor, is incorporated herein by reference.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses. Copies of the Prospectuses and the Annual Reports can be obtained by writing or telephoning:

                       Class A, Class C and Common Shares:

                               Credit Suisse Funds
                                 P.O. Box 55030
                              Boston, MA 02205-5030
                                 1-800-927-2874


The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT OBJECTIVE AND POLICIES..............................................4
     General Investment Strategies of the Underlying Credit Suisse Funds.......5
     Strategic and Other Transactions..........................................5
          Swaps................................................................6
          Interest rate caps, floors and collars...............................7
          Commodity-related and Other Swaps....................................8
          Options, Futures and Currency Transactions..........................10
          Securities Options..................................................10
          Securities and Commodities Index Options............................13
          Uncovered Options Transactions......................................14
          OTC Options.........................................................14
          Currency Transactions...............................................14
          Forward Currency Contracts..........................................15
          Currency Options....................................................15
          Currency Hedging....................................................15
     Options on Swaps ("Swaptions")...........................................16
     Futures Activities.......................................................17
          Futures Contracts...................................................18
          Comparison of Commodity Futures and Forward Contracts...............20
          Options on Futures Contracts........................................21
          Asset Coverage for Forward Contracts, Swap Agreements,
               Options, Futures and Options on Futures........................21
     Money Market Obligations.................................................22
          Money Market Mutual Funds...........................................22
     Temporary Investments....................................................22
     Convertible Securities...................................................23
     Structured Securities....................................................23
          Mortgage-Backed Securities..........................................23
          Asset-Backed Securities.............................................24
          Collateralized Mortgage Obligations.................................25
          Structured Notes, Bonds or Debentures...............................26
          Assignments and Participations......................................26
     Commodity-Linked Derivatives.............................................27
          Limitations on Leverage.............................................29
          Principal Protection................................................29
     Credit Derivatives.......................................................30
     Senior Loans.............................................................31
     Foreign Investments......................................................32
          Foreign Currency Exchange...........................................32
          Information.........................................................33
          Political Instability...............................................33
          Foreign Markets.....................................................33

          Increased Expenses..................................................33
          Foreign Debt Securities.............................................33
          Sovereign Debt......................................................34
          Privatizations......................................................34
          Brady Bonds.........................................................34
          Depository Receipts.................................................35
     U.S. Government Securities...............................................35
     Municipal Obligations....................................................36
     Alternative Minimum Tax Bonds............................................37
     Securities of Other Investment Companies.................................37
     Investment Grade Securities..............................................37
     Below Investment Grade Securities........................................38
     Emerging Markets.........................................................40
     Lending Portfolio Securities.............................................40
     Repurchase Agreements....................................................41
     Reverse Repurchase Agreements and Dollar Rolls...........................41
     Zero Coupon Securities...................................................43
     Government Zero Coupon Securities........................................43
     Short Sales..............................................................43
     Short Sales "Against the Box"............................................44
     Emerging Growth and Smaller Capitalization Companies;
          Unseasoned Issuers..................................................44
     "Special Situation" Companies............................................45
     Variable and Floating Rate Securities and Master Demand Notes............45
     Event-Linked Bonds.......................................................46
     Delayed Funding Loans and Revolving Credit Facilities....................46
     When-Issued Securities and Delayed-Delivery Transactions.................47
     To-Be-Announced Mortgage-Backed Securities...............................48
     Stand-By Commitment Agreements...........................................48
     REITs....................................................................49
     Warrants.................................................................50
     Non-Publicly Traded and Illiquid Securities..............................50
          Rule 144A Securities................................................51
     Borrowing................................................................52
     Section 4(2) Paper.......................................................52
     Rights Offerings and Purchase Warrants...................................52
     Interest Only and Principal Only Instruments.............................52
     Strategies Available to the Global Small Cap Fund Only...................53
              Private Fund Investments........................................53
              Other Strategies................................................54
     Non-Diversified Status...................................................54

INVESTMENT RESTRICTIONS.......................................................55

PORTFOLIO VALUATION...........................................................56

PORTFOLIO TRANSACTIONS........................................................58

PORTFOLIO TURNOVER............................................................60


MANAGEMENT OF THE FUNDS.......................................................61
     Officers and Board of Trustees...........................................61
     Committees and Meetings of Trustees......................................66
     Trustees' Compensation...................................................67
     Investment Advisory Agreements...........................................68
     Portfolio Managers.......................................................70
     Board Approval of Advisory Agreements....................................71
          Administration Agreements...........................................74
     Code of Ethics...........................................................74
     Custodian and Transfer Agent.............................................74
     Proxy Voting Policies and Procedures.....................................74
     Disclosure of Portfolio Holdings ........................................75
     Organization of the Funds................................................78
     Distribution and Shareholder Servicing...................................80
          Distributor.........................................................80
          Class A and Class C Shares..........................................80
          General.............................................................81

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................81
           Common Class Shares................................................82
           Initial Sales Charges Waivers......................................83
     Redemptions..............................................................84
            Automatic Cash Withdrawal Plan....................................85

EXCHANGE PRIVILEGE............................................................85

ADDITIONAL INFORMATION CONCERNING TAXES.......................................86
     The Funds................................................................86
     Special Tax Considerations...............................................88
     Taxation of U.S. Shareholders............................................92
     Taxation of Non-U.S. Shareholders........................................95


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL.....................96

FINANCIAL STATEMENTS..........................................................96

Appendix A - PROXY VOTING POLICY.............................................A-1

Appendix B - DESCRIPTION OF RATINGS..........................................B-1

Appendix C - Special Fee Arrangements........................................C-1

                        INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the discussion of each Fund's investment objective and policies in the Prospectus and provides additional information on the investment policies of the Credit Suisse Funds in which they invest (the "underlying Credit Suisse Funds"). Additional information about the underlying Credit Suisse Funds can be obtained by requesting the underlying Credit Suisse Funds' Prospectuses and Statements of Additional Information. To obtain a copy of a Prospectus or Statement of Additional Information for an underlying Credit Suisse Fund, please contact Credit Suisse Funds by telephone at 800-927-2874 or on the Internet at www.csam.com/us. There are no assurances that the Funds will achieve their investment objectives.

     Conservative Allocation Fund. The investment objective of the Conservative Allocation Fund is income and modest growth to preserve purchasing power.

     Moderate Allocation Fund. The investment objective of the Moderate Allocation Fund is total return, consisting of income and capital appreciation.

     Aggressive Allocation Fund. The investment objective of the Aggressive Allocation Fund is capital appreciation.

     Each Fund is a fund of funds and pursues its investment objective by investing primarily in a combination of underlying Credit Suisse Funds that, in turn, invest directly in a wide range of portfolio securities (like U.S. and foreign money market, equity, debt and commodity-linked derivative securities). To pursue its goal, each Fund allocates its assets strategically among the fixed-income (including money market), equity and alternative securities funds selected from the underlying Credit Suisse Funds. The Funds invest among the underlying Credit Suisse Funds within identified ranges. The Funds differ in the underlying Credit Suisse Funds in which they invest and the percentages of assets allocated to each of the underlying Credit Suisse Funds. Each Fund may also invest a portion of its assets in cash and cash equivalents.

     The group of underlying Credit Suisse Funds and the allocations among those funds may be changed from time to time without shareholder approval. Each Fund's investment objective may also be changed without shareholder approval.

     Initially, the Funds will invest solely in the underlying Credit Suisse Funds. Credit Suisse Asset Management, LLC, the investment adviser of the Funds and the underlying Credit Suisse Funds ("CSAM" or the "Adviser"), and the Funds intend to seek an exemptive order from the Securities and Exchange Commission (the "SEC") to allow the Funds to invest directly in individual securities and other financial instruments for asset allocation or other purposes. If permitted by that order, each Fund may also invest in derivative instruments, such as futures and forwards, for hedging purposes or to increase total return. There can be no assurance that the SEC will grant this relief. When the order is fully implemented, the underlying Credit Suisse Funds may not represent a significant portion of a Fund's investments.

General Investment Strategies of the Underlying Credit Suisse Funds

     Unless otherwise indicated, all of the underlying Credit Suisse Funds are permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below.

     The Funds do not represent that these techniques are available now or will be available at any time in the future.

Strategic and Other Transactions

     Hedging Generally. Certain of the underlying Credit Suisse Funds may enter into options, futures and currency transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the underlying Credit Suisse Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the fund's assets.

     In hedging transactions based on an index, whether an underlying Credit Suisse Fund will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the underlying Credit Suisse Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the underlying Credit Suisse's net investment results if the markets do not move as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.

     An underlying Credit Suisse Fund will engage in hedging transactions only when deemed advisable by CSAM, and successful use by an underlying Credit Suisse Fund of hedging transactions will be subject to CSAM's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect an underlying Credit Suisse Fund's performance.

     To the extent that an underlying Credit Suisse Fund engages in the strategies described below, the fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the underlying Credit Suisse Fund may be unable to close out a position without incurring substantial losses, if at all. The underlying Credit Suisse Fund is also subject to the risk of a default by a counterparty to an off-exchange transaction.

     Swaps. Certain of the underlying Credit Suisse Funds may enter into swaps relating to indexes, currencies, interest rates, equity and debt interests, such as mortgages and individual bonds. Credit Suisse Commodity Return Strategy Fund (the "Commodity Fund") may enter into commodity-related swaps, as described below. A swap transaction is an agreement between a fund and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by a fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. A debt swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of debt instruments or a single debt instrument. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

     An underlying Credit Suisse Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the underlying Credit Suisse Fund anticipates purchasing at a later date. Some of the underlying Credit Suisse Funds may also use these transactions to increase total return or for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances under which, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. The risks associated with swaps include possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

     An underlying Credit Suisse Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with a fund receiving or paying, as the case may be, only the net amount of the two payments). Swaps (other than currency swaps) do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps (other than currency swaps) is limited to the net amount of payments that an underlying Credit Suisse Fund is contractually obligated to make. If the counterparty to a swap (other than a currency swap) defaults, an underlying Credit Suisse Fund's risk of loss consists of the net amount of payments that it is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

     Where swaps are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act"), and, accordingly, will not treat them as being subject to an underlying Credit Suisse Fund's borrowing restrictions. Where swaps are entered into for other than hedging purposes, an underlying Credit Suisse Fund will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis. To the extent that the net amount payable by an underlying Credit Suisse Fund under an interest rate, index, equity, debt or mortgage swap and the entire amount of the payment stream payable by the underlying Credit Suisse Fund under a currency swap are held in a segregated account consisting of cash or liquid securities, the underlying Credit Suisse Fund and CSAM believe that swaps do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund's borrowing restriction.

     Interest rate caps, floors and collars. Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Some of the underlying Credit Suisse Funds may enter into interest rate caps, floors and collars for hedging purposes or to seek to increase total return (speculation). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

     To the extent that the entire amount of the payment stream payable by an underlying Credit Suisse Fund under an interest rate cap, floor or collar is held in a segregated account consisting of cash or liquid securities, the underlying Credit Suisse Fund and CSAM believe that such investments do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund's borrowing restriction.

     Commodity-related and Other Swaps. In addition to the swaps described above, the Commodity Fund may enter into swap agreements with respect to commodities, indexes of commodities, specific securities and commodities, and credit and event-linked swaps, and to the extent it may invest in foreign-currency denominated securities, may enter into swap agreements with respect to foreign currencies.

     The Commodity Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchase and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Commodity Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

     The Commodity Fund intends to invest in commodity swap agreements. An investment in a commodity swap agreement may, for example, involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Commodity Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Commodity Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Commodity Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate ("LIBOR"), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Commodity Fund may be required to pay a higher fee at each swap reset date.

     The Commodity Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Commodity Fund may be either the buyer or seller in a credit default swap transaction. If the Commodity Fund is a buyer and no event of default occurs, the Commodity Fund will lose its investment and recover nothing. However, if an event of default occurs, the Commodity Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Commodity Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Commodity Fund had invested in the reference obligation directly.

     Most swap agreements entered into by the Commodity Fund would calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Commodity Fund receiving or paying, as the case may be, only the net amount of the two payments. Consequently, the Commodity Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Commodity Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Commodity Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by CSAM in accordance with procedures established by the Commodity Fund's Board of Trustees to avoid any potential leveraging of the Commodity Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Commodity Fund's investment restriction concerning senior securities.

     Whether the Commodity Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on CSAM's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Commodity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Commodity Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Commodity Fund's repurchase agreement guidelines). Certain restrictions imposed on the Commodity Fund by the Internal Revenue Code of 1986, as amended (the "Code") may limit the Commodity Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Commodity Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements and structured notes are exempt from most provisions of the Commodity Exchange Act (the "CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (the "CFTC"). To qualify for this exemption, a swap agreement or structured note must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible structured note or swap transaction must meet three conditions. First, the swap agreement or structured note may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement or structured note must be a material consideration in entering into or determining the terms of the instrument, including pricing, cost or credit enhancement terms. Third, swap agreements or structured notes may not be entered into and traded on or through a multilateral transaction execution facility. The Commodity Fund may invest in commodity-linked swap agreements, structured notes and other commodity-linked instruments that qualify for exclusion from regulation under the CEA and the regulations adopted thereunder.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     Options, Futures and Currency Transactions. Certain of the underlying Credit Suisse Funds may purchase and write (sell) options on securities, securities indices, currencies, swap agreements and, in the case of the Commodity Fund, commodity indexes, for both hedging purposes and to increase total return. Certain of the underlying Credit Suisse Fund may enter into futures contracts and options on futures contracts on securities, securities indices and currencies and may engage in currency exchange transactions for these same purposes, which may involve speculation. A specified percentage of an underlying Credit Suisse Fund's total assets may be at risk in connection with investing in options on securities, securities indices, currencies and swap agreements. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation. Options may be traded on an exchange or over-the-counter ("OTC").

     Securities Options. Certain of the underlying Credit Suisse Funds may write covered put and call options on stock and debt securities and may purchase such options that are traded on foreign and U.S. exchanges, as well as OTC options. An underlying Credit Suisse Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

     The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to the underlying Credit Suisse Fund, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the underlying Credit Suisse Fund could realize on its investments or require the fund to hold securities it would otherwise sell.

     The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, an underlying Credit Suisse Fund, as the writer of a covered call option, forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). When an underlying Credit Suisse Fund writes call options, it retains the risk of a decline in the price of the underlying security. The size of the premiums that the underlying Credit Suisse Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

     In the case of options written by an underlying Credit Suisse Fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the underlying Credit Suisse Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the underlying Credit Suisse Fund will not bear any market risk, since the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

     Additional risks exist with respect to certain of the securities for which an underlying Credit Suisse Fund may write covered call options. For example, if an underlying Credit Suisse Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

     Options written by an underlying Credit Suisse Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. An underlying Credit Suisse Fund may write
(i) in-the-money call options when CSAM expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and
(iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the underlying Credit Suisse Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

     Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by an underlying Credit Suisse Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which an underlying Credit Suisse Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When an underlying Credit Suisse Fund has purchased an option and engages in a closing sale transaction, whether the fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium it initially paid for the original option plus the related transaction costs. Similarly, in cases where an underlying Credit Suisse Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Certain of the underlying Credit Suisse Funds may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the underlying Credit Suisse Fund under an option it has written would be terminated by a closing purchase transaction (the fund would not be deemed to own an option as a result of the transaction). So long as the obligation of the underlying Credit Suisse Fund as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the underlying Credit Suisse Fund effects a closing purchase transaction. The underlying Credit Suisse Fund cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

     There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, an underlying Credit Suisse Fund's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the fund. The underlying Credit Suisse Fund, however, will purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the underlying Credit Suisse Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

     Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that an underlying Credit Suisse Fund and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options an underlying Credit Suisse Fund will be able to purchase on a particular security.

     Securities and Commodities Index Options. Certain of the underlying Credit Suisse Funds may purchase and write exchange- or board of trade-listed and OTC put and call options on securities indexes and, in the case of the Commodity Fund, commodities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. A commodities index measures the movement of a certain group of commodities by assigning relative values to the commodities included in the index, fluctuating with changes in the market values of the commodities included in the index.

     Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

     Options on securities and commodities indexes are similar to options on securities and commodities, respectively, except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities or commodities, respectively, at a specified price, an option on a securities or commodities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities or commodities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities and commodities index options may be offset by entering into closing transactions as described above for securities and commodities options.

     Uncovered Options Transactions. Some of the underlying Credit Suisse Funds may write options that are not covered (or so called "naked options") on portfolio securities. When an underlying Credit Suisse Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When an underlying Credit Suisse Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the underlying Credit Suisse Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. Uncovered put options have speculative characteristics and the potential loss is substantial.

     OTC Options. Certain of the underlying Credit Suisse Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If an underlying Credit Suisse Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the underlying Credit Suisse Fund, the fund would lose the premium it paid for the option and the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, an underlying Credit Suisse Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when an underlying Credit Suisse Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. Although an underlying Credit Suisse Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the underlying Credit Suisse Fund. Until the underlying Credit Suisse Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the underlying Credit Suisse Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

     Currency Transactions. Certain of the underlying Credit Suisse Funds may engage in currency exchange transactions. The value in U.S. dollars of the assets of an underlying Credit Suisse Fund that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies and may be entered into for hedging purposes or to seek to enhance total return (speculation). An underlying Credit Suisse Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into currency futures contracts or options on such contracts (as described below), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

Forward Currency Contracts. Certain of the underlying Credit Suisse Funds may engage in forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

     At or before the maturity of a forward contract entered into to hedge against currency fluctuations with respect to a portfolio security, an underlying Credit Suisse Fund may either sell the portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the underlying Credit Suisse Fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to an underlying Credit Suisse Fund. To the extent an underlying Credit Suisse Fund engages in forward currency contracts to generate current income, the fund will be subject to these risks which it might otherwise avoid (e.g., through use of hedging transactions.)

     Currency Options. Certain of the underlying Credit Suisse Funds may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price that is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price that is expected to be lower than the spot price of the currency at the time the option is exercised.

     Currency Hedging. Certain of the underlying Credit Suisse Funds may engage in currency hedging. An underlying Credit Suisse Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. An underlying Credit Suisse Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

     A decline in the U.S. dollar value of a foreign currency in which an underlying Credit Suisse Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, an underlying Credit Suisse Fund may purchase foreign currency put options. If the value of the foreign currency does decline, the underlying Credit Suisse Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the underlying Credit Suisse Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the underlying Credit Suisse Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Instead, profit to the currency trader is included in the purchase price. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, an underlying Credit Suisse Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

     While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of an underlying Credit Suisse Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the fund's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect an underlying Credit Suisse Fund against a price decline if the issuer's creditworthiness deteriorates.

Options on Swaps ("Swaptions")

     Certain of the underlying Credit Suisse Funds may purchase and sell put and call options on swap agreements, commonly referred to as swaptions. An underlying Credit Suisse Fund will enter into such transactions for hedging purposes or to seek to increase total return. Swaptions are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the CFTC or the SEC.

     The buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms.

The seller of a swaption, in exchange for the premium, becomes obligated
(if the option is exercised) to enter into an underlying swap on agreed-upon terms.

     As with other options on securities, commodities, indices, or futures contracts, the price of any swaption will reflect both an intrinsic value component, which may be zero, and a time premium component. The intrinsic value component represents what the value of the swaption would be if it were immediately exercisable into the underlying interest rate swap. The intrinsic value component measures the degree to which an option is in-the-money, if at all. The time premium represents the difference between the actual price of the swaption and the intrinsic value.

     The pricing and valuation terms of swaptions are not standardized and there is no clearinghouse whereby a party to the agreement can enter into an offsetting position to close out a contract. Swaptions must thus be regarded as inherently illiquid.

     The use of swaptions, as the foregoing discussion suggests, is subject to risks and complexities beyond what might be encountered with investing directly in the securities and other traditional investments that are the referenced asset for the swap or other standardized, exchange traded options and futures contracts. Such risks include operational risks, valuation risks, credit risks, and/or counterparty risk (i.e., the risk that the counterparty cannot or will not perform its obligations under the agreement). In addition, at the time the swaption reaches its scheduled termination date, there is a risk that an underlying Credit Suisse Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the underlying Credit Suisse Fund.

     While an underlying Credit Suisse Fund may utilize swaptions for hedging purposes or to seek to increase total return, their use might result in poorer overall performance for the fund than if it had not engaged in any such transactions. If, for example, the underlying Credit Suisse Fund had insufficient cash, it might have to sell or pledge a portion of its underlying portfolio of securities in order to meet daily mark-to-market collateralization requirements at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the underlying Credit Suisse Fund's portfolio holdings and swaptions entered into by the fund, which may prevent the fund from achieving the intended hedge or expose the fund to risk of loss. Further, the underlying Credit Suisse Fund's use of swaptions to reduce risk involves costs and will be subject to CSAM's ability to predict correctly changes in interest rate relationships or other factors. No assurance can be given that CSAM's judgment in this respect will be correct.

Futures Activities

     Certain of the underlying Credit Suisse Funds may enter into foreign currency, interest rate, securities index futures contracts and, in the case of the Commodity Fund, commodity and commodity index futures contracts, and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. Underlying Credit Suisse Funds reserve the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the underlying Credit Suisse Funds' policies.

     These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. For certain of the underlying Credit Suisse Funds, aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" will not exceed a specified percentage of the net asset values of these funds after taking into account unrealized profits and unrealized losses on any such contracts they have entered into.

     Each underlying Credit Suisse Fund engaging in these transactions is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA and, therefore, who is not subject to registration or regulation as a pool operator under the CEA. As a result, each such underlying Credit Suisse Fund is not restricted in its ability to enter into futures contracts and options thereon under regulations of the CFTC.

     Futures Contracts. A commodity futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are capitalization weighted indexes that reflect the market value of the securities or commodities, respectively, represented in the indexes. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

     No consideration is paid or received by an underlying Credit Suisse Fund upon entering into a futures contract. Instead, the fund is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the underlying Credit Suisse Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses. An underlying Credit Suisse Fund will also incur brokerage costs in connection with entering into futures contracts.

     At any time prior to the expiration of a futures contract, an underlying Credit Suisse Fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although an underlying Credit Suisse Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the underlying Credit Suisse Fund to substantial losses. In such event, and in the event of adverse price movements, the underlying Credit Suisse Fund would be required to make daily cash payments of variation margin. In such situations, if the underlying Credit Suisse Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the underlying Credit Suisse Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the underlying Credit Suisse Fund's performance.

     Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Commodity Fund invests in commodity futures contracts, the assets of the Commodity Fund, and therefore the prices of its shares, may be subject to greater volatility.

     There are additional factors associated with commodity futures contracts which may subject the Commodity Fund's investments in them to greater volatility than investments in traditional securities. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Commodity Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price of the commodity. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodities markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Commodity Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Commodity Fund to reinvest the proceeds of a maturing futures contract in a new futures contract, the Commodity Fund might reinvest at higher or lower futures prices, or choose to pursue other investments. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of the supplies of other materials.

     Comparison of Commodity Futures and Forward Contracts. Futures contracts and forward contracts achieve the same economic effect: both are an agreement to purchase a specified amount of a specified commodity at a specified future date for a price agreed-upon today. However, there are significant differences in the operation of the two contracts. Forward contracts are individually negotiated transactions and are not exchange traded. Therefore, with a forward contract, the Commodity Fund would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

     For example, if the Commodity Fund were to buy a forward contract to purchase a certain amount of gold at a set price per ounce for delivery in three months' time and then, two months later, the Commodity Fund wished to liquidate that position, it would contract for the sale of the gold at a new price per ounce for delivery in one months' time. At expiration of both forward contracts, the Commodity Fund would be required to buy the gold at the set price under the first forward contract and sell it at the agreed-upon price under the second forward contract. Even though the Commodity Fund has effectively offset its gold position with the purchase and sale of the two forward contracts, it must still honor the original commitment at maturity of the two contracts. By contrast, futures exchanges have central clearinghouses which keep track of all positions. To offset a long position in a futures contract, the Commodity Fund simply needs to sell a similar contract on the exchange. The exchange clearinghouse will record both the original futures contract purchase and the offsetting sale, and there is no further commitment on the part of the Commodity Fund.

     Only a very small percentage of commodity futures contracts result in actual delivery of the underlying commodity. Additionally, any gain or loss on the purchase and sale of the futures contracts is recognized immediately upon the offset, while with a forward contract, profit or loss is recognized upon maturity of the forward contracts.

     Options on Futures Contracts. Certain of the underlying Credit Suisse Funds may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and, in the case of the Commodity Fund, on commodity index futures contracts, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

     An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the underlying Credit Suisse Fund.

     Asset Coverage for Forward Contracts, Swap Agreements, Options, Futures and Options on Futures. An underlying Credit Suisse Fund, to the extent applicable, will comply with guidelines established by the SEC with respect to coverage of forward currency contracts; swap agreements; options written by the fund on commodities, currencies, securities and commodity and security indexes; and currency, interest rate and commodity and security index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the underlying Credit Suisse Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the underlying Credit Suisse Fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

     For example, a call option written by an underlying Credit Suisse Fund on securities may require the fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by an underlying Credit Suisse Fund on an index may require the fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by an underlying Credit Suisse Fund may require the fund to segregate assets (as described above) equal to the exercise price. The underlying Credit Suisse Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the fund. If an underlying Credit Suisse Fund holds a futures or forward contract, the fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The underlying Credit Suisse Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Money Market Obligations

     The underlying Credit Suisse Funds are authorized to invest, under normal conditions, in short-term (one-year or less remaining to maturity) money market obligations and, in the case of some of these funds, medium-term (five years or less remaining to maturity) obligations and, in the case of some of these funds, may invest without limit in these obligations for temporary defensive purposes. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments or, if unrated, deemed by CSAM to be high quality investments; commercial paper rated no lower than A-2 (or A-3 in the case of Credit Suisse Target Return Fund (the "Target Return Fund")) by S&P or Prime-2 (or Prime-3 in the case of the Target Return Fund) by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; obligations of foreign governments, their agencies or instrumentalities; and repurchase agreements with respect to portfolio securities. A description of S&P's and Moody's ratings is in Appendix B to this Statement of Additional Information.

     Money Market Mutual Funds. Certain of the underlying Credit Suisse Funds may invest up to specified percentage of their assets in securities of money market mutual funds, including those that are affiliated with an underlying Credit Suisse Fund or CSAM, when CSAM believes that it would be beneficial to the underlying Credit Suisse Fund and appropriate considering the factors of return and liquidity. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, an underlying Credit Suisse Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the underlying Credit Suisse Fund's management fees and other expenses with respect to assets so invested.

Temporary Investments

     The underlying Credit Suisse Funds may invest in short-term and, in the case of some these funds, medium-term debt securities for temporary defensive purposes, including: (a) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (b) bank deposits or bank obligations (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

Convertible Securities

     Convertible securities in which certain of the underlying Credit Suisse Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by an underlying Credit Suisse Fund, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by the fund. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether the underlying Credit Suisse Fund should continue to hold the securities.

Structured Securities

     Certain of the underlying Credit Suisse Funds may purchase any other type of publicly traded or privately negotiated fixed income security, including mortgage- and asset- backed securities; other types of structured notes; bonds or debentures; and assignments of and participations in loans.

     Mortgage-Backed Securities. Certain of the underlying Credit Suisse Funds may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and certain foreign issuers, as well as non-governmental issuers. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payouts of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of an underlying Credit Suisse Fund's shares.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable fixed-rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting an underlying Credit Suisse Fund's yield.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Asset-Backed Securities. Certain of the an underlying Credit Suisse Funds may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

     Asset-backed securities present certain risks that are not presented by other securities in which an underlying Credit Suisse Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

     Collateralized Mortgage Obligations. Certain of the underlying Credit Suisse Funds may purchase collateralized mortgage obligations ("CMOs") issued or guaranteed by the U.S. government, its agencies or instrumentalities (including those issued by GNMA, FNMA and FHLMC) and by private issuers. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay the debt service on the CMOs.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

     Certain classes of CMOs are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest only ("IO") and principal only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying Mortgage Assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying Mortgage Assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases and vice versa.

     Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

     Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates - i.e., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse IO class, on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.

     Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of an underlying Credit Suisse Fund's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

     Assignments and Participations. Certain of the underlying Credit Suisse Funds may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity (a "Borrower") and one or more financial institutions ("Lenders"). The majority of an underlying Credit Suisse Fund's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the fund having a contractual relationship only with the Lender, not with the Borrower. The underlying Credit Suisse Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, an underlying Credit Suisse Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the underlying Credit Suisse Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the underlying Credit Suisse Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. An underlying Credit Suisse Fund will acquire Participations only if the Lender interpositioned between the fund and the Borrower is determined by CSAM to be creditworthy.

     An underlying Credit Suisse Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limits, the fund generally will treat a corporate Borrower as the "issuer" of indebtedness held by the fund. In the case of Participations where a Lender serves as a financial intermediary between the fund and a corporate Borrower, if the Participation does not shift to the fund the direct debtor-creditor relationship with the Borrower, SEC interpretations require the fund to treat both the Lender and the Borrower as "issuers" for the purposes of determining whether the fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the underlying Credit Suisse Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying Borrowers represent many different companies and industries.

     When an underlying Credit Suisse Fund purchases Assignments from Lenders, the fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the underlying Credit Suisse Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

     There are risks involved in investing in Participations and Assignments. An underlying Credit Suisse Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the fund's ability to dispose of particular Participations or Assignments when necessary to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the underlying Credit Suisse Fund to assign a value to these securities for purposes of valuing the fund's portfolio and calculating its net asset value.

Commodity-Linked Derivatives

     In addition to the structured securities described above, the Commodity Fund invests in commodity-linked derivative instruments, such as swap agreements, structured notes, commodity options, futures and options on futures. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to debt and equity securities.

     During the period 1970 through 2001, the correlation between the quarterly investment returns of commodities and the quarterly investment returns of traditional financial assets such as stocks and bonds generally was negative. This inverse relationship occurred generally because commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

     The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. Under such favorable economic conditions, the Commodity Fund's investments may be expected not to perform as well as an investment in traditional securities. Over the long term, the returns on the Commodity Fund's investments are expected to exhibit low or negative correlation with stocks and bonds.

     In selecting investments for the Commodity Fund's portfolio, CSAM evaluates the merits of the investments primarily through the exercise of its own investment analysis. In the case of derivative instruments, that process may include the evaluation of the underlying commodity, futures contract, index or other economic variable that is linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected by any form of credit enhancement or guarantee.

     The Commodity Fund's primary vehicle for gaining exposure to the commodities markets is expected to be through swap agreements, commodity-linked structured notes and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The Commodity Fund will invest in swap agreements whose performance is linked to the Dow-Jones AIG Commodity Index (the "DJ-AIG Index"), and may also invest in other commodity-linked instruments, including commodity-linked structured notes and futures.

     The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and ten agricultural products are represented in the index. The DJ-AIG Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the index, and each sector represented in the index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the index and different sectors may represent different proportions of the index. (A more detailed description of the DJ-AIG Index is found in the Statement of Additional Information of the Commodity Fund.)

     Limitations on Leverage. As discussed in the Prospectus of the Commodity Fund, some of the derivative instruments in which the Commodity Fund invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument. The Commodity Fund will seek to limit the amount of economic leverage it has under one derivative instrument in which it invests and the leverage of the Commodity Fund's overall portfolio. The Commodity Fund will not invest in a hybrid instrument if, at the time of purchase:

     1. that instrument's "leverage ratio" exceeds 300% of the price increase (or decrease) in the underlying index; or

     2. the Commodity Fund's "portfolio leverage ratio" exceeds 150%, measured at the time of purchase.

     "Leverage ratio" is the expected increase in the value of a derivative instrument, assuming a one percent price increase in the underlying index. In other words, for a derivative instrument with a leverage factor of 150%, a 1% gain in the underlying index would be expected to result in a 1.5% gain in value for the derivative instrument. "Portfolio leverage ratio" is defined as the average (mean) leverage ratio of all instruments in the Commodity Fund's portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values. To the extent that the policy on the Commodity Fund's use of leverage stated above conflicts with the 1940 Act or the rules and regulations thereunder, the Commodity Fund will comply with the applicable revisions of the 1940 Act.

     Principal Protection. Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Commodity Fund will receive at maturity the face or stated value of the note.

     With a principal protected commodity-linked instrument, the Commodity Fund would receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity index. This optionality can be added to an instrument, but only for a cost higher than that of a partially protected (or no protection) instrument. CSAM's decision on whether to use principal protection depends in part on the cost of the protection. The Commodity Fund will, however, limit commodity-linked notes without principal protection to 10% of its total assets. In addition, the utility of the protection feature depends upon the ability of the issue to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

     With full principal protection, the Commodity Fund will receive at maturity of the commodity-linked instrument either the stated par value of the commodity-linked instrument, or, potentially, an amount greater than the stated par value if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked has increased in value. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. However, partially protected commodity-linked instruments have a specified limit as to the amount of principal that they may lose.

     The Commodity Fund may also invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned. Some of the instruments that the Commodity Fund may invest in may have no principal protection and the instrument could lose all of its value.

     With a partially-protected or no-principal-protection commodity-linked instrument, the Commodity Fund may receive at maturity an amount less than the instrument's par value if the commodity index or other economic variable value to which the note is linked declines over the term of the note. CSAM, at its discretion, may invest in a partially protected principal structured note or, within the 10% limitation set forth above, a note without principal protection. In deciding to purchase a note without principal protection, CSAM may consider, among other things, the expected performance of the underlying commodity index, commodity futures contract or other economic variable over the term of the note, the cost of the note, and any other economic factors which CSAM believes are relevant.

     The Commodity Fund does not expect to invest more than 25% of its total assets in structured notes under whose terms the potential loss, either at redemption or maturity, exceeds 50% of the face value of the notes, calculated at the time of investment. The Commodity Fund does not intend to invest more than 10% of its total assets in notes that mature in more than 19 months.

Credit Derivatives

     The Target Return Fund may enter into credit derivative transactions, either to hedge credit exposure or to gain exposure to an issuer or group of issuers more economically than can be achieved by investing directly in debt securities. Credit derivatives fall into two broad categories: credit default swaps and market spread swaps, both of which can reference either a single issuer or obligor or a portfolio of debt securities. In a credit default swap, which is the most common form of credit derivative, the purchaser of credit protection makes a periodic payment to the seller (swap counterparty) in exchange for a payment by the seller should a referenced security or loan, or a specified portion of a portfolio of such instruments, default during the life of the swap agreement. If there were a default event as specified in the swap agreement, the buyer either (i) would receive from the seller the difference between the par (or other agreed-upon) value of the referenced instrument(s) and the then-current market value of the instrument(s) or (ii) have the right to make delivery of the reference instrument to the counterparty. If there were no default, the buyer of credit protection would have spent the stream of payments and received no benefit from the contract. Market spread swaps are based on relative changes in market rates, such as the yield spread between a debt security and a benchmark Treasury security, rather than default events.

     In a market spread swap, two counterparties agree to exchange payments at future dates based on the spread between a reference security (or index) and a benchmark security (or index). The buyer (fixed-spread payer) would receive from the seller (fixed-spread receiver) the difference between the market rate and the reference rate at each payment date, if the market rate were above the reference rate. If the market rate were below the reference rate, then the buyer would pay to the seller the difference between the reference rate and the market rate. The Target Return Fund may utilize market spread swaps to "lock in" the yield (or price) of a security or index without having to purchase the reference security or index. Market spread swaps may also be used to mitigate the risk associated with a widening of the spread between the yield or price of a security in the Target Return Fund's portfolio relative to a benchmark Treasury security. Market spread options, which are analogous to swaptions, give the buyer the right but not the obligation to buy (in the case of a call) or sell (in the case of a put) the referenced market spread at a fixed price from the seller. Similarly, the seller of a market spread option has the obligation to sell (in the case of a call) or buy (in the case of a put) the referenced market spread at a fixed price from the buyer. Credit derivatives are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the CFTC or the SEC.

     Investment in credit derivatives carries certain risks, including counterparty risk. Credit derivatives are contracts between a buyer and a seller (the counterparties) of credit protection. While credit derivatives are collateralized, there is risk that a counterparty will fail to make payments due under the terms of the contract at a time when there is insufficient collateral to compensate the Target Return Fund for the full value of the contact. Credit derivatives also do not provide any voting rights, although the delivery of an underlying reference obligation may provide such rights. Credit derivatives may be substantially less liquid than many other securities, such as U.S. government securities, corporate debt, or common stocks.

Senior Loans

     The Target Return Fund may invest in senior floating rate debt securities and interests in senior floating rate loans ("Senior Loans") made to or issued by U.S. or non-U.S. banks or other corporations. These loans are often referred to as leveraged loans. Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by an asset-backed pool or other issuers, as well as interests therein. Loan interests generally take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of, or participations in a Senior Loan acquired in secondary markets (see "Structured Securities--Assignments and Participations" above).

     Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as LIBOR) plus a premium. Although Senior Loans are typically of below investment grade quality, they tend to have more favorable recovery rates than other types of below investment grade quality debt obligations. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of Lenders. The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders. A financial institution's employment as an Agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the Agent for the benefit of the Target Return Fund were determined to be subject to the claims of the Agent's general creditors, the Target Return Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.

     The Target Return Fund may purchase "assignments" of Senior Loans from Lenders and "participations" in Senior Loans (see "Structured
Securities--Assignments and Participations" above).

Foreign Investments

     Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are not typically associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Certain of the underlying Credit Suisse Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

     Foreign Currency Exchange. Since certain of the underlying Credit Suisse Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, these funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of an underlying Credit Suisse Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the underlying Credit Suisse Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. An underlying Credit Suisse Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Transactions" and "Futures Activities" above.

     Information. Many of the foreign securities held by an underlying Credit Suisse Fund will not be registered with, nor will the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

     Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of an underlying Credit Suisse Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

     Foreign Markets. Securities of some foreign companies are less liquid and their prices aremore volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

     Increased Expenses. The operating expenses of an underlying Credit Suisse Fund, to the extent it invests in foreign securities, may be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the fund, such as the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, custodial costs, valuation costs and communication costs, may be higher than those costs incurred by other investment companies not investing in foreign securities. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

     Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of the country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

     The foreign government securities in which certain underlying Credit Suisse Funds may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and

Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

     Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

     Sovereign Debt. Investments in sovereign debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying Credit Suisse Fund may have limited legal recourse in the event of a default. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

     Privatizations. Certain underlying Credit Suisse Funds may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as an underlying Credit Suisse Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

     Brady Bonds. Certain underlying Credit Suisse Funds may invest in so-called "Brady Bonds." Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the OTC secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative and subject to, among other things, the risk of default.

     Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

     Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

     Depository Receipts. Assets certain of the underlying Credit Suisse Fund may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe and IDRs, which are sometimes referred to as Global Depositary Receipts, are issued outside the U.S. EDRs and IDRs are typically issued by non-U.S. banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed for use in European securities markets and non-U.S. securities markets, respectively. For purposes of an underlying Credit Suisse Fund's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

     ADRs are publicly traded on exchanges or over-the-counter in the U.S. and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the U.S. about an unsponsored ADR than about a sponsored ADR.

U.S. Government Securities

     The underlying Credit Suisse Funds may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities ("Government Securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. government securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Certain underlying Credit Suisse Funds may invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported solely by the credit of the instrumentality or government-sponsored enterprise. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, an underlying Credit Suisse Fund will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.

Municipal Obligations

     Certain underlying Credit Suisse Funds may invest in "Municipal Obligations." Municipal Obligations are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities.

     Municipal Obligations are issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from regular federal income tax.

     The two principal types of Municipal Obligations, in terms of the source of payment of debt service on the bonds, consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Consequently, the credit quality of revenue bonds is usually directly related to the credit standing of the user of the facility involved.

     There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by an underlying Credit Suisse Fund, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. CSAM will consider such an event in determining whether an underlying Credit Suisse Fund should continue to hold the obligation. See Appendix B for further information concerning the ratings of Moody's and S&P and their significance.

     Among other instruments, an underlying Credit Suisse Fund may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term loans. Such notes are issued with a short term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     Municipal Obligations are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Obligations may be materially affected.

Alternative Minimum Tax Bonds

     Certain of the underlying Credit Suisse Funds may invest in "Alternative Minimum Tax Bonds," which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate "alternative minimum tax." The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by an underlying Credit Suisse Fund may be lower than those from other Municipal Obligations acquired by the fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.

Securities of Other Investment Companies

     The underlying Credit Suisse Funds may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, an underlying Credit Suisse Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the fund's total assets and (iii) when added to all other investment company securities held by the fund, do not exceed 10% of the value of the fund's total assets. As a shareholder of another investment company, the fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that an underlying Credit Suisse Fund bears directly in connection with its own operations.

Investment Grade Securities

     Certain of the underlying Credit Suisse Funds may invest in investment grade debt securities subject to specified percentage limits. Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, or if unrated, are determined by CSAM to be of comparable quality. For certain underlying Credit Suisse Funds, if a debt security receives different ratings from Moody's, S&P, or another nationally recognized statistical rating organization, CSAM will treat the debt security as being rated in the highest of the rating categories. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

     Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix B to this Statement of Additional Information.

     Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by an underlying Credit Suisse Fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the sale of such securities, although CSAM will consider such event in its determination of whether an underlying Credit Suisse Fund should continue to hold the security. CSAM may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

Below Investment Grade Securities

     Certain of the underlying Credit Suisse Funds may invest a specified percentage of their net assets in fixed income securities rated below investment grade and as low as C by Moody's or D by S&P, and in comparable unrated securities. Debt securities held by a Private Fund (as defined below) in which Credit Suisse Global Small Cap Fund (the "Global Small Cap Fund") invests will tend to be rated below investment grade and may be rated as low as C by Moody's or D by S&P. A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by the Adviser. Bonds rated in the fourth highest grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. An underlying Credit Suisse Fund's holdings of debt securities rated below investment grade (commonly referred to as "junk bonds") may be rated as low as C by Moody's or D by S&P at the time of purchase, or may be unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's comprise the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date. Bonds rated below investment grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality.

     An economic recession could disrupt severely the market for below investment grade securities and may adversely affect the value of below investment grade securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

     An underlying Credit Suisse Fund may have difficulty disposing of certain of these securities because there may be a thin trading market. Because there is no established retail secondary market for many of these securities, an underlying Credit Suisse Fund

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

anticipates that these securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the underlying Credit Suisse Fund's ability to dispose of particular issues when necessary to meet the fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for an underlying Credit Suisse Fund to obtain accurate market quotations for purposes of valuing the fund and calculating its net asset value.

     Subsequent to its purchase by an underlying Credit Suisse Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require sale of such securities by an underlying Credit Suisse Fund, although CSAM will consider such event in its determination of whether the fund should continue to hold the securities.

     Securities rated below investment grade and comparable unrated securities:
(i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Issuers of medium- and lower-rated securities and unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

                  An economic recession could disrupt severely the market for medium- and lower-rated securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and an underlying Credit Suisse Fund's ability to dispose of particular issues when necessary to meet the fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for an underlying Credit Suisse Fund to obtain accurate market quotations for purposes of valuing the fund and calculating its net asset value.

                  The market value of securities in medium- and lower-rated categories is also more volatile than that of higher quality securities. Factors adversely impacting the market value of these securities will adversely impact an underlying Credit Suisse Fund's net asset value. The underlying Credit Suisse Fund will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer. In this evaluation, in addition to relying on ratings assigned by Moody's or S&P, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Interest rate trends and specific developments which may affect individual issuers will also be analyzed. An underlying Credit Suisse Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

Emerging Markets

                  Certain of the underlying Credit Suisse Funds may invest up to a specified percentage of their total assets in securities of issuers located in "emerging markets" (less developed countries located outside of the U.S.). Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities generally, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investments include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Lending Portfolio Securities

                  Certain of the underlying Credit Suisse Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by each fund's Board. In some cases, these loans, if and when made, may not exceed a specified percentage of the fund's total assets taken at value (including the loan collateral). Loans of portfolio securities will be collateralized by cash or liquid securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the underlying Credit Suisse Fund. From time to time, an underlying Credit Suisse Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."

                  By lending its securities, an underlying Credit Suisse Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. An underlying Credit Suisse Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the fund may pay only reasonable custodian fees in connection with the loan; and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board of the fund must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the underlying Credit Suisse Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of underlying securities. Any loans of an underlying Credit Suisse Fund's securities will be fully collateralized and marked to market daily. Payments received by an underlying Credit Suisse Fund in lieu of any dividends paid on the loaned securities will not be treated as "qualified dividend income" for purposes of determining what portion of the fund's dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains (see "Additional Information Concerning Taxes" below).

Repurchase Agreements

                  The underlying Credit Suisse Funds may invest up to a specified percentage of their total assets in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, an underlying Credit Suisse Funds would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the underlying Credit Suisse Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The underlying Credit Suisse Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which an underlying Credit Suisse Fund enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements and Dollar Rolls

                  Certain of the underlying Credit Suisse Funds may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Reverse repurchase agreements involve the sale of securities held by an underlying Credit Suisse Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the fund enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The underlying Credit Suisse Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

                  An underlying Credit Suisse Fund also may enter into "dollar rolls," in which the fund sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the underlying Credit Suisse Fund would forgo principal and interest paid on such securities. The fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the fund enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.

                  Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities an underlying Credit Suisse Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the underlying Credit Suisse Fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Zero Coupon Securities

                  Certain underlying Credit Suisse Funds may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends an underlying Credit Suisse Fund must pay each year and, in order to generate cash necessary to pay such dividends, the fund may liquidate portfolio securities at a time when it would not otherwise have done so. See "Additional Information Concerning Taxes." At present, the U.S. Treasury and certain U.S. agencies issue stripped Government Securities. In addition, a number of banks and brokerage firms have separated the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments.

Government Zero Coupon Securities

                  Certain underlying Credit Suisse Funds may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as "Government zero coupon securities").

Short Sales

                  Certain underlying Credit Suisse Funds may engage in short sales. In a short sale, an underlying Credit Suisse Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the fund engages in a short sale, the collateral for the short position will be maintained by the fund's custodian or qualified sub-custodian. While the short sale is open, the fund will maintain in a segregated account an amount of securities equal in value to the securities sold short.

                  If the underlying Credit Suisse Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which an underlying Credit Suisse Fund may effect short sales.

Short Sales "Against the Box"

                  Certain underlying Credit Suisse Funds may engage in short sales "against the box." A short sale is "against the box" to the extent that the fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than a specified percentage of an underlying Credit Suisse Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time. Some underlying Credit Suisse Funds do not intend to engage in short sales against the box for investment purposes. Some underlying Credit Suisse Funds may, however, make a short sale as a hedge, when they believe that the price of a security may decline, causing a decline in the value of a security owned by the fund (or a security convertible or exchangeable for such security). In such case, any future losses in the underlying Credit Suisse Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the underlying Credit Suisse Fund owns. There will be certain additional transaction costs associated with short sales against the box, but an underlying Credit Suisse Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

                  See "Additional Information Concerning Taxes" for a discussion of the tax consequences to an underlying Credit Suisse Fund of effecting short sales against the box.

Emerging Growth and Smaller Capitalization Companies; Unseasoned Issuers

                  Certain of the underlying Credit Suisse Funds may invest in securities of companies with continuous operations of less than three years ("unseasoned issuers"). Investing in securities of unseasoned issuers may involve greater risks since these securities may have limited marketability and, thus, may be more volatile than securities of larger, more established companies or the market in general. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for an underlying Credit Suisse Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

                  Although investing in securities of unseasoned issuers offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in an underlying Credit Suisse Fund that invests in unseasoned issuers may involve a greater degree of risk than an investment in other mutual funds that seek total return by investing in more established, larger companies.

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

"Special Situation" Companies

                  Certain of the underlying Credit Suisse Funds may invest in "special situation companies." "Special situation companies" are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. CSAM believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, an underlying Credit Suisse Fund may achieve total return. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.

Variable and Floating Rate Securities and Master Demand Notes

                  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

                  Certain underlying Credit Suisse Funds may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the underlying Credit Suisse Fund with a certain degree of protection against rises in interest rates, the fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

                  Certain underlying Credit Suisse Funds may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

                  Variable rate demand notes ("VRDNs") are obligations issued by corporate or governmental entities which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to every six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

                  Master demand notes are notes which provide for a periodic adjustment in the interest rate paid (usually tied to the Treasury Bill auction rate) and permit daily changes in the principal amount borrowed. While there may be no active secondary market with respect to a particular VRDN purchased by an underlying Credit Suisse Fund, the fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for an underlying Credit Suisse Fund to dispose of the VRDN involved in the event the issuer of the note defaulted on its payment obligations, and the underlying Credit Suisse Fund could, for this or other reasons, suffer a loss to the extent of the default.

Event-Linked Bonds

                  Certain of the underlying Credit Suisse Funds may invest in "event-linked bonds." Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, an underlying Credit Suisse Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose an underlying Credit Suisse Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

                  Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that an underlying Credit Suisse Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and an underlying Credit Suisse Fund will only invest in catastrophe bonds that meet the credit quality requirements for the fund.

Delayed Funding Loans and Revolving Credit Facilities

                  Certain underlying Credit Suisse Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring an underlying Credit Suisse Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by CSAM in accordance with procedures established by the Board of the fund, in an amount sufficient to meet such commitments.

                  An underlying Credit Suisse Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of other portfolio investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Underlying Credit Suisse Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of their limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of an underlying Credit Suisse Fund's investment restriction relating to the lending of funds or assets by the fund.

When-Issued Securities and Delayed-Delivery Transactions

                  Certain underlying Credit Suisse Funds may utilize their assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). An underlying Credit Suisse Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

                  When an underlying Credit Suisse Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. It may be expected that an underlying Credit Suisse Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When an underlying Credit Suisse Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

To-Be-Announced Mortgage-Backed Securities

                  As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a "TBA") at a future date. Certain of the underlying Credit Suisse Funds may engage in TBA transactions. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the underlying Credit Suisse Fund. For a further description of mortgage-backed securities, see "Structured Securities--Mortgage-Backed Securities" above.

Stand-By Commitment Agreements

                  Certain of the underlying Credit Suisse Funds may invest in "stand-by commitments" with respect to securities held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase at the fund's option specified securities at a specified price. The fund's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the underlying Credit Suisse Fund may also be referred to as "put" options. A stand-by commitment is not transferable by the fund, although the fund can sell the underlying securities to a third party at any time.

                  The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the underlying Credit Suisse Fund will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of CSAM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The underlying Credit Suisse Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

                  The amount payable to an underlying Credit Suisse Fund upon its exercise of a stand-by commitment is normally (i) the fund's acquisition cost of the securities (excluding any accrued interest which the fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

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

                  Underlying Credit Suisse Funds investing in stand-by commitments expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, an underlying Credit Suisse Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund's portfolio will not exceed 1/2 of 1% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired.

                  An underlying Credit Suisse Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by an underlying Credit Suisse Fund would be valued at zero in determining net asset value. Where the fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the fund.

                  An underlying Credit Suisse Fund will at all times maintain a segregated account with its custodian consisting of cash or liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of the purchase price. The fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

                  The Internal Revenue Service ("IRS") has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Obligations acquired subject to a stand-by commitment and the interest on the Municipal Obligations will be tax-exempt to the underlying Credit Suisse Fund.

REITs

                  Some of the underlying Credit Suisse Funds may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as an underlying Credit Suisse Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. When an underlying Credit Suisse Fund invests in a REIT, it will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the fund.

                  Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

Warrants

                  Certain underlying Credit Suisse Funds may utilize up to a specified percentage of their net assets to purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a warrant is outstanding at the time the warrant is issued or is issued together with the warrant.

                  Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights, except for the right to purchase the underlying security.

Non-Publicly Traded and Illiquid Securities

                  Certain underlying Credit Suisse Funds may invest up to a specified percentage of their net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, VRDNs and master demand notes providing for settlement upon more than seven days notice by the fund, and time deposits maturing in more than seven calendar days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and an underlying Credit Suisse Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the underlying Credit Suisse Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. An underlying Credit Suisse Fund's investment in illiquid securities is subject to the risk that should the fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the fund's net assets could be adversely affected.

                  Rule 144A Securities.  Certain underlying Credit
Suisse Fund may invest in Rule 144A securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD Inc.

                  An investment in Rule 144A Securities will be considered illiquid and therefore subject to an underlying Credit Suisse Fund's limit on the purchase of illiquid securities unless the Board of the fund or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, CSAM may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                  Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in an underlying Credit Suisse Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the fund. The Board of each underlying Credit Suisse Fund investing in Rule 144A securities has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

Borrowing

                  Certain underlying Credit Suisse Funds may borrow up to 33?% of their total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of the fund's net assets. Although the principal of such borrowings will be fixed, the fund's assets may change in value during the time the borrowing is outstanding. Each of these underlying Credit Suisse Funds expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

Section 4(2) Paper

                  Certain underlying Credit Suisse Funds may invest in "Section 4(2) paper." Section 4(2) is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as an underlying Credit Suisse Fund, which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" above. See Appendix B for a list of commercial paper ratings.

Rights Offerings and Purchase Warrants

                  Certain underlying Credit Suisse Funds may invest in rights offerings and purchase warrants. Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that an underlying Credit Suisse Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the expiration of the rights and warrants. Also, the purchase of rights or warrants involves the risk that the effective price paid for the rights or warrants in addition to the subscription price of the related security may exceed the value of the subscribed security's market price if, for instance, there is no movement in the level of the underlying security.

Interest Only and Principal Only Instruments

                  Certain underlying Credit Suisse Funds may invest in securities representing interests in a pool of mortgages or other assets the cash flow of which has been separated into its interest and principal components, commonly known as "IOs" (interest only) and "POs" (principal only). IOs and POs issued by parties other than agencies or instrumentalities of the

U.S. Government are considered, under current guidelines of the staff of the SEC, to be illiquid securities.

Strategies Available to the Global Small Cap Fund Only

                  Private Fund Investments. Up to 10% of the Global Small
Cap Fund's net assets may be invested in U.S. or foreign private limited partnerships or other investment funds ("Private Funds") that themselves invest in private equity or debt securities of (a) companies in the venture capital or post-venture capital stages of development or (b) companies engaged in special situations or changes in corporate control, including buyouts. In selecting Private Funds for investment, the CSAM portfolio management team attempts to invest in a mix of Private Funds that will provide an above-average internal rate of return (i.e., the discount rate at which the present value of an investment's future cash inflows (dividend income and capital gains) are equal to the cost of the investment). CSAM believes that the Global Small Cap Fund's investments in Private Funds offer individual investors a unique opportunity to participate in venture capital and other private investment funds, providing access to investment opportunities typically available only to large institutions and accredited investors. Although the Global Small Cap Fund's investments in Private Funds are limited to a maximum of 10% of the Global Small Cap Fund's net assets (measured at the time the investments are made), these investments are highly speculative and volatile and may produce gains or losses in this portion of the Global Small Cap Fund that exceed those of the Global Small Cap Fund's other holdings and of more mature companies generally.

                  Because Private Funds generally are investment companies for purposes of the 1940 Act, the Global Small Cap Fund's ability to invest in them will be limited. In addition, Global Small Cap Fund shareholders will remain subject to the fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Global Small Cap Fund to dispose of interests in Private Funds is very limited and will involve certain risks. The Global Small Cap Fund values its investment in a Private Fund at the amount invested in the Private Fund, unless and until CSAM determines that such value does not represent fair value. CSAM reviews the fair valued securities daily. See "Portfolio Valuation." Debt securities held by a Private Fund will tend to be rated below investment grade and may be rated as low as C by Moody's or D by S&P. Securities in these rating categories are in payment default or have extremely poor prospects of attaining any investment standing.

                  Although investments in Private Funds offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of the Global Small Cap Fund's portfolio invested in these investments. Among these are the risks associated with investment in companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operation results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Global Small Cap Fund will have no control.

                  Interests in the Private Funds in which the Global Small Cap Fund may invest will be subject to substantial restrictions on transfer and, in some instances, may be non-transferable for a period of years. Private Funds may participate in only a limited number of investments and, as a consequence, the return of a particular Private Fund may be substantially adversely affected by the unfavorable performance of even a single investment. Certain of the Private Funds in which the Global Small Cap Fund may invest may pay their investment managers a fee based on the performance of the Private Fund, which may create an incentive for the manager to make investments that are riskier or more speculative than would be the case if the manager was paid a fixed fee. Private Funds are not registered under the 1940 Act and, consequently, are not subject to the restrictions on affiliated transactions and other protections applicable to regulated investment companies. The valuation of companies held by Private Funds, the securities of which are generally unlisted and illiquid, may be very difficult and will often depend on the subjective valuation of the managers of the Private Funds, which may prove to be inaccurate. Inaccurate valuations of a Private Fund's portfolio holdings may affect the Global Small Cap Fund's net asset value calculations. Private Funds in which the Global Small Cap Fund invests will not borrow to increase the amount of assets available for investment or otherwise engage in leverage.

                  The Global Small Cap Fund may also hold non-publicly traded equity securities of companies in the venture capital and post-venture capital stages of development, such as those of closely-held companies or private placements of public companies. The portion of the Global Small Cap Fund's assets invested in these non-publicly traded securities will vary over time depending on investment opportunities and other factors. The Global Small Cap Fund's illiquid assets, including Private Funds and other non-publicly traded securities, may not exceed 15% of the Global Small Cap Fund's net assets.

                  Other Strategies. The Global Small Cap Fund may invest in securities of post-venture capital companies that are traded on a national securities exchange or in an organized OTC market, such as The Nasdaq Stock Market, Inc., JASDAQ (Japan's over-the-counter market), EASDAQ (a Brussels-based system that trades stocks from across Europe) and the London Stock Exchange's Alternative Investment Market (AIM). The Global Small Cap Fund may invest, directly or through Private Funds, in securities of issuers engaged at the time of purchase in "special situations," such as a restructuring or recapitalization; an acquisition, consolidation, merger or tender offer; a change in corporate control or investment by a venture capitalist. For temporary defensive purposes, such as during times of international political or economic uncertainty, all of the Global Small Cap Fund's investments may be made temporarily in the U.S.

Non-Diversified Status

                  Certain of the underlying Credit Suisse Funds are classified as non-diversified within the meaning of the 1940 Act, which means that they are not limited by such Act in the proportion of their assets that they may invest in securities of a single issuer. An underlying Credit Suisse Fund that is a non-diversified investment company may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that such an underlying Credit Suisse Fund assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

                  The investments of an underlying Credit Suisse Fund that is a non-diversified investment company will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. See "Additional Information Concerning Taxes." To qualify, such an underlying Credit Suisse Fund will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer.

                             INVESTMENT RESTRICTIONS

                  The following fundamental investment restrictions are applicable to each Fund and may not be changed without the approval of a majority of the shareholders of the Fund. This means an affirmative vote of the holders of (a) 67% or more of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund is represented or (b) more than 50% of the outstanding shares of the Fund, whichever is less. Except as set forth in the Prospectuses and this Statement of Additional Information, all other investment policies or practices are considered by each Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                  Notwithstanding the following investment restrictions, the underlying Credit Suisse Funds have adopted certain investment restrictions, which may be more or less restrictive than those listed below, thereby permitting a Fund to engage in investment strategies indirectly that are prohibited under the investment restrictions listed below. The investment restrictions of the underlying Credit Suisse Funds are located in their respective Statements of Additional Information.

                  These fundamental restrictions provide that each Fund may not:

                  1. Invest 25% or more of the value of its total assets in any one industry, other than the United States Government, or any of its agencies or instrumentalities, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries, and, provided, further, that the Fund may invest up to 100% of its total assets in securities of investment companies;

                  2. Issue senior securities, except as permitted under the 1940 Act;

                  3. Make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act;

                  4. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter;

                  5. Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

                  6. Purchase or sell commodities or commodities contracts except for purposes, and only to the extent, permitted by applicable law without the Fund becoming subject to registration with the Commodity Futures Trading Commission as a commodity pool; or

                  7. Borrow money, except to the extent permitted under the 1940 Act.

                               PORTFOLIO VALUATION

                  The following is a description of the procedures used by each Fund in valuing its assets.

                  The net asset value of each Fund is determined daily as of the close of regular trading (normally 4 PM eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day the NYSE is open for business. Each Fund values the shares of the underlying Credit Suisse Funds at their net asset values determined on the same day as the Funds' net asset values.

                  Other than the valuation of the shares of the underlying Credit Suisse Funds, equity securities held by a Fund that are listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board of Directors.

                  Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves or other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of a Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

                  If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the value shall be the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation, in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price as provided by a Pricing Service at the time of valuation.

                  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board of the Funds. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

                  Foreign securities traded in the local market will be valued at the closing prices, which may not be the last sale price, on the Primary Market (at the Valuation Time with respect to a Fund). If the security did not trade on the Primary Market, it will be valued at the closing price of the local shares (at the Valuation Time with respect to a Fund). If there is no such closing price, the value will be the most recent bid quotation of the local shares (at the Valuation Time with respect to a Fund).

                  Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board of a Fund. In addition, the Board of a Fund or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value. If the value of a security has been materially affected by events occurring after the relevant market closes, but before a Fund calculates its net asset value, the Fund may price those securities at fair value as determined in good faith in accordance with procedures approved by the Board.

                  Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days that are not business days in New York and days on a Fund's net asset value is not calculated. As a result, calculation of a Fund's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board.

                  The portfolio holdings of the underlying Credit Suisse Funds are valued in the manner described in their respective Prospectuses and Statements of Additional Information.

                             PORTFOLIO TRANSACTIONS

                  CSAM is responsible for establishing, reviewing and, where necessary, modifying each Fund's investment program to achieve its investment objectives. Orders for the purchase and sale of shares of the underlying Credit Suisse Funds will be placed directly with Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM that also acts as the distributor for the shares of the underlying Credit Suisse Funds ("CSAMSI"). No sales load will be imposed in connection with a Fund's purchases of underlying Credit Suisse Funds. The following discussion addresses circumstances where a Fund directly purchases securities or engages in certain investment practices.

                  Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. Government securities are generally purchased from underwriters or dealers, although certain newly issued government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of government securities.

                  The Adviser will select portfolio investments and effect transactions for each Fund. In selecting broker-dealers, the Adviser does business exclusively with those broker-dealers that, in the Adviser's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, the Adviser will pay no more for execution and research services that it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet the Adviser's standards may be higher than for execution services alone or for services that fall below the Adviser's standards. The Adviser believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, the Adviser will only receive brokerage or research services in connection with securities transactions that are consistent with the "safe harbor" provisions of
Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services. Research received from brokers or dealers is supplemental to the Adviser's own research program.

                  All orders for transactions in securities or options on behalf of a Fund are placed by the Adviser with broker-dealers that it selects, including CSAMSI and affiliates of Credit Suisse Group ("Credit Suisse"). A Fund may utilize CSAMSI or affiliates of Credit Suisse in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

                  Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

                  In no instance will portfolio securities be purchased from or sold to CSAM, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, or any other affiliated person of such companies, except as permitted by SEC exemptive order or by applicable law. In addition, a Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

                  Transactions for a Fund may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, a Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

                  A Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

                               PORTFOLIO TURNOVER

                  The Funds do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when a Fund deems it desirable to sell or purchase securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

                  Each Fund may purchase or sell portfolio securities to: (i) accommodate purchases and sales of its shares, (ii) change the percentage of its assets invested in each of the underlying Credit Suisse Funds based on CSAM's assessment of market conditions and/or changes in the economy and (iii) maintain or modify the allocation of its assets among the underlying Credit Suisse Funds within the specified asset allocation ranges for that Fund.

                  Certain practices that may be employed by a Fund when purchasing securities directly could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what CSAM believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. In addition, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, a Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's security instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of a Fund may be higher than mutual funds having a similar objective that do not utilize these strategies.

                  It is not possible to predict a Fund's portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, higher dealer markups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders.

                             MANAGEMENT OF THE FUNDS

Officers and Board of Trustees

                  The business and affairs of each Fund are managed by the Board of Trustees in accordance with the laws of the State of Delaware. The Trustees approve all significant agreements between the Funds and the companies that furnish services to the Funds, including agreements with the Funds' investment adviser, custodian and transfer agent. Each Board elects officers who are responsible for the day-to-day operations of a Fund and who execute policies authorized by the Board.

                  The names and dates of birth of each Fund's Trustees and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

                  INFORMATION CONCERNING TRUSTEES AND OFFICERS

----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
                                                                                           Number of
                                                                                           Portfolios
                                                     Term of                               in Fund
                                                     Office1 and   Principal               Complex       Other
                                    Position(s)      Length of     Occupation(s) During    Overseen by   Directorships
Name, Address and Age               Held with Fund   Time Served   Past Five Years         Trustee       Held by  Trustee
----------------------------------- ---------------- ------------- ----------------------- ------------- ------------------
INDEPENDENT TRUSTEES
----------------------------------- ---------------- ------------- ----------------------- ------------- ------------------

Enrique R. Arzac                     Trustee,        Since May     Professor of            43            Trustee, The Chile
c/o Credit Suisse Asset              Nominating and  2005          Finance and                           Fund, Inc., The
Management, LLC                      Audit Committee               Economics, and                        Latin America
Attn: General Counsel                                              Graduate School                       Equity Fund, Inc.
466 Lexington Avenue                                               of Business,                          and The Indonesia
New York, New York 10017-3410                                      Columbia                              Fund, Inc.
                                                                   University since
Date of Birth:  10/02/41                                           1971
----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------


------------------------
1    Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                       61

----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
                                                                                           Number of
                                                                                           Portfolios
                                                     Term of                               in Fund
                                                     Office1 and   Principal               Complex       Other
                                    Position(s)      Length of     Occupation(s) During    Overseen by   Directorships
Name, Address and Age               Held with Fund   Time Served   Past Five Years         Trustee       Held by  Trustee
----------------------------------- ---------------- ------------- ----------------------- ------------- ------------------

Richard H. Francis                  Trustee,         Since Fund    Currently retired       37            None
c/o Credit Suisse Asset             Nominating and   inception
Management, LLC                     Audit Committee
466 Lexington Avenue                Member
New York, New York 10017-3140

Date of Birth:  4/23/32
----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
Jeffrey E. Garten                   Trustee,         Since Fund    Juan Tripp Professor    36            Director of
Box 208200                          Nominating and   inception     in the practice of                    Aetna, Inc.
New Haven, Connecticut  06520-8200  Audit Committee                International Trade,                  (insurance
                                    Member                         Finance and Business                  company);
Date of Birth:  10/29/46                                           from July 2005                        Director of
                                                                   to present; Dean of                   Calpine
                                                                   Yale School of                        Corporation
                                                                   Management and William                (energy
                                                                   S. Beinecke Professor                 provider);
                                                                   in the Practice of                    Director of
                                                                   International Trade                   CarMax Group
                                                                   and Finance from                      (used car
                                                                   November 1995 to                      dealers)
                                                                   June 2005
----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
Peter F. Krogh                      Trustee,         Since Fund    Dean Emeritus and       36            Director of
301 ICC                             Nominating       inception     Distinguished                         Carlisle
Georgetown University               Committee                      Professor of                          Companies
Washington, DC 20057                Member and                     International Affairs                 Incorporated
                                    Audit Committee                at the Edmund A. Walsh                (diversified
Date of Birth:  2/11/37             Chairman                       School of Foreign                     manufacturing
                                                                   Service, Georgetown                   company)
                                                                   University from June
                                                                   1995 to present
----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
James S. Pasman, Jr.                Trustee,         Since Fund    Currently retired       38            Director of
c/o Credit Suisse Asset             Nominating and   inception                                           Education
Management, LLC                     Audit Committee                                                      Management Corp.
466 Lexington Avenue                Member
New York, New York
10017-3140

Date of Birth:  12/20/30
----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
Steven N. Rappaport                 Trustee,         Since Fund    Partner of Lehigh       41            Director of
Lehigh Court LLC                    Audit            inception     Court, LLC and RZ                     Presstek, Inc.
40 East 52nd Street                 Committee                      Capital (private                      (digital
New York, New York 10022            Member and                     investment firms) from                imaging
                                    Nominating                     July 2002 to present;                 technologies




                                       62


----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
                                                                                           Number of
                                                                                           Portfolios
                                                     Term of                               in Fund
                                                     Office1 and   Principal               Complex       Other
                                    Position(s)      Length of     Occupation(s) During    Overseen by   Directorships
Name, Address and Age               Held with Fund   Time Served   Past Five Years         Trustee       Held by  Trustee
----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
Date of Birth:  7/10/48             Committee                      Transition Adviser to                 company);
                                    Chairman                       SunGard Securities                    Director of
                                                                   Finance, Inc. from                    Wood Resources,
                                                                   February 2002 to July                 LLC (plywood
                                                                   2002; President of                    manufacturing
                                                                   SunGard Securities                    company)
                                                                   Finance, Inc. from
                                                                   2001 to February 2002;
                                                                   President of Loanet,
                                                                   Inc. (on-line
                                                                   accounting service)
                                                                   from 1997 to 2001
----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
INTERESTED TRUSTEE
----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------


Michael E. Kenneally2               Chairman of      Since Fund    Chairman and Global     41            None
Credit Suisse Asset Management,     the Board of     inception     Chief Executive
LLC                                 Trustees                      Officer of CSAM from
466 Lexington Avenue                                               2003 to July 2005;
New York, New York 10017-3140                                      Chairman and Chief
                                                                   Investment Officer of
Date of Birth:  03/30/54                                           Banc of America Capital
                                                                   Management from 1998
                                                                   to March 2003.
                                                                   Chairman and Managing                 Inc.
                                                                   Director of CSAM from
                                                                   2000 to February 2001,
                                                                   Chief Executive
                                                                   Officer and Managing
                                                                   Director of CSAM from
                                                                   1990 to 2000
----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
OFFICERS
----------------------------------- ---------------- ------------- -----------------------


Steven Plump                        President and    Since 2005    Managing Director and
Credit Suisse Asset Management,     Chief Executive                Co-Head of Sales and
LLC                                 Officer                        Distribution; Associated
466 Lexington Avenue                                               with CSAM since 1999;
New York, New York 10017-3140                                      officer of other Credit
                                                                   Suisse Funds


Date of Birth:  02/8/59
----------------------------------- ---------------- ------------- -----------------------
Emidio Morizio                      Chief            Since Fund    Director and Global
Credit Suisse Asset Management,     Compliance       inception     Head of Compliance of
LLC                                 Officer                        CSAM; Associated with
466 Lexington Avenue                                               CSAM since July 2000;
New York, NY 10017-3140                                            Vice President and
                                                                   Director of Compliance
Date of Birth:  9/21/66                                            of Forstmann-Leff
                                                                   Associates from 1998
                                                                   to June 2000; Officer
                                                                   of other Credit Suisse
                                                                   Funds
---------------------------------- ----------------- ------------ ------------------------



------------------
2    Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.



                                       63


----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
                                                                                           Number of
                                                                                           Portfolios
                                                     Term of                               in Fund
                                                     Office1 and   Principal               Complex       Other
                                    Position(s)      Length of     Occupation(s) During    Overseen by   Directorships
Name, Address and Age               Held with Fund   Time Served   Past Five Years         Trustee       Held by  Trustee
----------------------------------- ---------------- ------------- ----------------------- ------------- ----------------
----------------------------------- ---------------- ------------- -----------------------
Michael A. Pignataro                Treasurer and    Since Fund    Director and Director
Credit Suisse Asset Management,     Chief Financial  inception     of Fund Administration
LLC                                 Officer                        of CSAM; Associated
466 Lexington Avenue                                               with CSAM since 1984;
New York, New York 10017-3140                                      Officer of other
                                                                   Credit Suisse Funds
Date of Birth:  11/15/59
----------------------------------- ---------------- ------------- -----------------------
Ajay Mehra                          Chief Legal      Since Fund    Director and General
Credit Suisse Asset                 Officer          inception     Counsel (Americas) of
Management, LLC                                                    CSAM since September
466 Lexington Avenue                                               2004; Senior Associate
New York, New York 10017-3140                                      of Shearman & Sterling
                                                                   LLP from September
                                                                   2000 to September
Date of Birth: 08/14/70                                            2004; Senior Counsel
                                                                   of the SEC Division of
                                                                   Investment Management
                                                                   from June 1997 to
                                                                   September 2000;
                                                                   Officer of other
                                                                   Credit Suisse Funds
----------------------------------- ---------------- ------------- -----------------------
J. Kevin Gao                        Vice President   Since Fund    Vice President and
Credit Suisse Asset Management,     and Secretary    inception     Associate General
LLC                                                                Counsel of CSAM;
466 Lexington Avenue                                               Associated with CSAM
New York, NY  10017-3140                                           since July 2003;
                                                                   Associated with the
Date of Birth:  10/13/67                                           law firm of Willkie
                                                                   Farr & Gallagher LLP
                                                                   from 1998 to 2003;
                                                                   officer of other
                                                                   Credit Suisse Funds
----------------------------------- ---------------- ------------- -----------------------

Robert M. Rizza                     Assistant        Since Fund    Assistant Vice
Credit Suisse Asset Management,     Treasurer        inception     President of CSAM;
LLC                                                                Associated with CSAM
466 Lexington Avenue                                               since 1998; Officer of
New York, NY 10017-3140                                            other Credit Suisse
                                                                   Funds
Date of Birth:  12/9/65
----------------------------------- ---------------- ------------- -----------------------

              OWNERSHIP IN SECURITIES OF THE FUND AND FUND COMPLEX

OWNERSHIP IN SECURITIES OF THE FUND AND FUND COMPLEX


As reported to the Fund, the information in the following table reflects beneficial ownership by the Trustees of certain securities as of December 31, 2004.



-------------------------------------- ---------------------------------------- --------------------------------------
Name of Trustee                                                                 Aggregate Dollar Range of Equity
                                                                                Securities in All Registered
                                                                                Investment Companies Overseen by
                                       Dollar Range of Equity Securities in     Trustee in Family of Investment
                                       the Fund*,1                              Companies*,1
-------------------------------------- ---------------------------------------- --------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------- ---------------------------------------- --------------------------------------

Enrique R. Arzac                                                             A                    E
-------------------------------------- ----------------------------------------
                                                                             A
-------------------------------------- ----------------------------------------
                                                                             A
-------------------------------------- ---------------------------------------- --------------------------------------

Richard H. Francis                     Conservative Allocation Fund          A                    E
-------------------------------------- ----------------------------------------
                                       Moderate Allocation Fund              A
-------------------------------------- ----------------------------------------
                                       Aggressive Allocation Fund            A
-------------------------------------- ---------------------------------------- --------------------------------------
Jeffrey E. Garten                      Conservative Allocation Fund          A                    A
-------------------------------------- ----------------------------------------
                                       Moderate Allocation Fund              A
-------------------------------------- ----------------------------------------
                                       Aggressive Allocation Fund            A
-------------------------------------- ---------------------------------------- --------------------------------------
Peter F. Krogh                         Conservative Allocation Fund          A                    A
-------------------------------------- ----------------------------------------
                                       Moderate Allocation Fund              A
-------------------------------------- ----------------------------------------
                                       Aggressive Allocation Fund            A
-------------------------------------- ---------------------------------------- --------------------------------------
James S. Pasman, Jr.                   Conservative Allocation Fund          A                    D
-------------------------------------- ----------------------------------------
                                       Moderate Allocation Fund              A
-------------------------------------- ----------------------------------------
                                       Aggressive Allocation Fund            A
-------------------------------------- ---------------------------------------- --------------------------------------



                                       65

-------------------------------------- ---------------------------------------- --------------------------------------
Steven N. Rappaport                    Conservative Allocation Fund          A                    D
-------------------------------------- ----------------------------------------
                                       Moderate Allocation Fund              A
-------------------------------------- ----------------------------------------
                                       Aggressive Allocation Fund            A
-------------------------------------- ----------------------------------------
INTERESTED TRUSTEES
-------------------------------------- ---------------------------------------- --------------------------------------
Michael E. Kenneally                   Conservative Allocation Fund          A                    A
-------------------------------------- ----------------------------------------
                                       Moderate Allocation Fund              A
-------------------------------------- ----------------------------------------
                                       Aggressive Allocation Fund            A
-------------------------------------- ---------------------------------------- --------------------------------------

-------------------

* Key to Dollar Ranges:
    A.   None
    B.   $1 - $10,000
    C.   $10,001 - $50,000
    D.   $50,001 - $100,000
    E.   Over $100,000

1 Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

Committees and Meetings of Trustees


                  Each Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Trustees who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Trustees"), namely Messrs. Arzac, Francis, Garten, Krogh, Pasman and Rappaport.


                  In accordance with its written charter adopted by the Board, the Audit Committee of each Fund (a) assists Board oversight of the integrity of the Fund's financial statements, the independent registered public accounting firm's qualifications and independence, the Fund's compliance with legal and regulatory requirements and the performance of the Fund's independent registered public accounting firm; (b) prepares an audit committee report, if required by the SEC, to be included in the Fund's annual proxy statement, if any; (c) oversees the scope of the annual audit of the Fund's financial statements, the quality and objectivity of the Fund's financial statements, the Fund's accounting and financial reporting policies and its internal controls; (d) determines the selection, appointment, retention and termination of the Fund's independent registered public accounting firm, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Fund and certain other persons by such independent registered public accounting firm; and (f) acts as a liaison between the Fund's independent registered public accounting firm and the full Board.

                  In accordance with its written charter adopted by the Board, the Nominating Committee of each Fund recommends to the Board persons to be nominated by the Board for election at the Fund's meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively.

                  The Nominating Committee of each Fund will consider for nomination to the Board candidates submitted by the Fund's shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Fund's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Fund (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Exchange Act. If the Fund is holding a shareholder meeting, any such submission, in order to be included in the Fund's proxy statement, should be made no later than the 120th calendar day before the date the Fund's proxy statement was released to security holders in connection with the previous year's annual meeting or, if the Fund has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Fund begins to print and mail its proxy statement.


                  No employee of CSAM, State Street Bank and Trust Company ("State Street") and CSAMSI, the Funds' co-administrators, or any of their affiliates, receives any compensation from the Funds for acting as an officer or trustee of the Funds. Each Trustee who is not a director, trustee, officer or employee of CSAM, State Street, CSAMSI or any of their affiliates receive an annual fee of $750 and a fee of $250 for each meeting of the Board attended by him for his services as Trustee, and are reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.


                           Trustees' Compensation

                  As each Fund has only recently commenced operations, no financial information is available as of the date of this Statement of Additional Information. The following chart represents an estimate of the future payments that would be made in the Funds' first fiscal year.


                                                                                All Investment      Total Number of
                                                                                   Companies        Funds for which
                            Conservative        Moderate         Aggressive       in the CSAM       Trustee Serves
    Name of Trustee       Allocation Fund    Allocation Fund  Allocation Fund    Fund Complex     Within Fund Complex
----------------------    ---------------    ---------------  ---------------   --------------    -------------------


Enrique R. Arzac               $762.50           $762.50           $762.50           $80,500               43
Richard H. Francis             $687.50           $687.50           $687.50           $74,625               37
Jeffrey E. Garten              $687.50           $687.50           $687.50           $62,125               36
Peter F. Krogh                 $687.50           $687.50           $687.50           $67,625               36
James S. Pasman, Jr.           $687.50           $687.50           $687.50          $102,625               38
Steven N. Rappaport            $687.50           $687.50           $687.50           $90,025               38
Michael E. Kenneally1             None              None              None              None               41



-------------------

1 Mr. Kenneally received no compensation from any Fund during the fiscal year ended October 31, 2004.



                  As of August 31, 2005, the Trustees and officers of each Fund as a group owned of record less than 1% of each class of the shares of the Fund.


Investment Advisory Agreements



                  CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140 serves as investment adviser to each Fund pursuant to a written investment advisory agreement between CSAM and each Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of CSFB, part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $1,047 billion in assets under management. CSFB is a leading global investment bank serving institutional, corporate, government and high net worth clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, alternative assets, financial advisory services, investment research and asset management. CSFB operates in more than 69 locations across more than 33 countries on five continents. CSFB is a business unit of the Zurich-based Credit Suisse Group. As of June 30, 2005, CSAM employed about 2000 people worldwide and had global assets under management of approximately $327.8 billion, with $24.2 billion under management in the U.S. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.



                  The Advisory Agreement between each Fund and CSAM has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Trustees or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

                  Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing each Fund in accordance with the Fund's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of a Fund's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Trustees who are affiliated persons of CSAM or any of its subsidiaries.

                  Each Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Trustees of the Fund; and any extraordinary expenses.

                  Each class of each Fund bears all of its own expenses not specifically assumed by the Adviser or another service provider to the Fund. General expenses of a Fund not readily identifiable as belonging to a particular Fund are allocated among all Credit Suisse Funds by or under the direction of the Fund's Board of Trustees in such manner as the Board determines to be fair and accurate. Each class of a Fund pays its own administration fees and may pay a different share than the other classes of other expenses, except advisory and custodian fees, if those expenses are actually incurred in a different amount by such class or if a class receives different services.

                  The Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to a Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

                  Each Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


                  For its services to a Fund, CSAM will be paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly calculated at an annual rate of 0.10% of the Fund's average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Fund.

Portfolio Managers

                  Portfolio Manager's Compensation


                  Each portfolio manager is compensated for his or her services by CSAM. The portfolio managers' compensation consists of a fixed base salary and a discretionary bonus that is not tied by formula to the performance of any Fund or account. The factors taken into account in determining a portfolio manager's bonus include the Fund's absolute performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc. A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions. Like all employees of CSAM, portfolio managers participate in CSAM's profit sharing and 401(k) plans.


                  Potential Conflict of Interest

                  It is possible that conflicts of interest may arise in connection with the portfolio managers' management of each Fund's investments on the one hand and the investments of other accounts on the other. For example, the portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities among each Fund and other accounts they advise. In addition due to differences in the investment strategies or restrictions between each Fund and the other accounts, the portfolio managers may take action with respect to another account that differs from the action taken with respect to each Fund. CSAM has adopted policies and procedures that are designed to minimize the effects of these conflicts.

                  If CSAM believes that the purchase or sale of a security is in the best interest of more than one client, it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. CSAM may aggregate orders if all participating client accounts benefit equally (i.e., all receive an average price of the aggregated orders). In the event CSAM aggregates an order for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of transactions (as well as expenses incurred in the transactions) is expected to be used, allocations will be designed to ensure that over time all clients receive fair treatment consistent with CSAM's fiduciary duty to its clients (including its duty to seek to obtain best execution of client trades). The accounts aggregated may include registered and unregistered investment companies managed by CSAM's affiliates and accounts in which CSAM's officers, directors, agents, employees or affiliates own interests. Applicant may not be able to aggregate securities transactions for clients who direct the use of a particular broker-dealer, and the client also may not benefit from any improved execution or lower commissions that may be available for such transactions.

            ----------------------------------- --------------------------------- -----------------------------------
                  Registered Investment             Other Pooled Investment
                        Companies                           Vehicles                        Other Accounts
---------------- --------------- ----------------- --------------- ---------------- ---------------- -----------------


Name             Number of       Total Assets      Number of       Total Assets     Number of        Total Assets
                 Accounts                          Accounts                         Accounts
---------------- --------------- ----------------- --------------- ---------------- ---------------- -----------------
Joseph Cherian          4             $16.9MM            0              $0                 0               $0
---------------- --------------- ----------------- --------------- ---------------- ---------------- -----------------

---------------- --------------- ----------------- --------------- ---------------- ---------------- -----------------
Yogi Thambiah           3             $3MM               0              $0                 0               $0
---------------- --------------- ----------------- --------------- ---------------- ---------------- -----------------

---------------- --------------- ----------------- --------------- ---------------- ---------------- -----------------
Sacha Duparc            3             $3MM               0              $0                 0               $0
---------------- --------------- ----------------- --------------- ---------------- ---------------- -----------------


                  No advisory fee is paid based on performance for any of the accounts listed above.

                     BOARD APPROVAL OF ADVISORY AGREEMENTS

                  In approving the Advisory Agreements, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to each Fund:


                  Investment Advisory Fee Rates
                  -----------------------------

                  The Board reviewed and considered the proposed initial contractual advisory fee rate of 0.10% to be paid by each Fund (the "Contractual Advisory Fee") to CSAM in light of the extent and quality of the advisory services to be provided by CSAM. The Board noted that the Contractual Advisory Fee would be attributable only to each Fund's investments in underlying Credit Suisse Funds and cash and cash equivalents.

                  The Board also noted that CSAM and the Funds were intending to seek an exemptive order (the "Order") from the SEC to allow each Fund to invest directly in individual securities and other financial instruments (collectively, "Individual Securities"), including short-term instruments, for asset allocation or other purposes and that, if permitted by the Order, each Fund might also invest in derivative instruments for hedging purposes or to increase total return. In the event that CSAM and the Funds were to obtain the requested exemptive relief, the Board noted that the Advisory Agreements would permit the imposition of a contractual advisory fee rate of 0.55% attributable to each Fund's investments in Individual Securities (the "Individual Securities Advisory Fee"). The Board determined to reevaluate the Individual Securities Advisory Fee at such time as the Funds intend to invest in Individual Securities.

                  The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements proposed for each Fund and considered the actual aggregate expense ratios of each Fund after taking waivers and reimbursements into account of 1.50% (the "Net Expense Ratio"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

                  Additionally, the Board received and considered information comparing each Fund's Contractual Advisory Fee and Net Expense Ratio with those of funds with similar objectives and strategies managed by unaffiliated investment advisers ("Comparable Funds"). The Board also received and considered information comparing the Individual Securities Advisory Fee with those of Comparable Funds that had received exemptive relief from the SEC to invest in Individual Securities and that imposed a separate advisory fee rate attributable to investments in Individual Securities. However, given the small number of comparable funds investing in individual securities pursuant to this type of exemptive relief and the differences between those funds and the Fund in terms of the individual securities they could acquire, the Board did not give this comparable fee information great weight in its deliberations.

        Nature, Extent and Quality of the Services under the Advisory Agreements
        ------------------------------------------------------------------------

                  The Board received and considered information regarding the nature, extent and quality of services to be provided to each Fund by CSAM under the Advisory Agreements, including a presentation made by CSAM on the proposed investment processes of each Fund. The Board also reviewed the qualifications, backgrounds and responsibilities of the proposed portfolio management team to be primarily responsible for the day-to-day portfolio management of each Fund and the extent of the resources to be devoted to research and analysis of actual and potential investments. In particular, the Board noted that the proposed portfolio managers had experience employing quantitative portfolio management techniques and that they intended to use a proprietary asset allocation model to determine the optimal asset allocation targets and ranges for each Fund. The Board considered the level of CSAM's asset allocation expertise and the resources, analysis and other services, such as performance, risk and volatility monitoring, that would be provided by CSAM to the Funds. The Board specifically noted that these services would be in addition to the services provided by CSAM to the underlying Credit Suisse Funds in which the Funds would invest.

                  The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM to the underlying Credit Suisse Funds. The Board reviewed background information about CSAM. The Board considered the background and experience of CSAM's senior management and the expertise of, and the amount of attention to be given to each Fund by, senior personnel of CSAM.


                  Fund Performance
                  ----------------

                  As the Funds are newly established, the Board could not consider the performance of CSAM in managing the Funds. The Board understood that it would be provided with the opportunity at future annual contract renewal meetings to consider the continuation of the Advisory Agreements and would have information available at that time regarding the performance of CSAM in managing the Funds.

                  The Board also noted it was familiar with the performance of other funds managed by CSAM (including the underlying Credit Suisse Funds). (A discussion of the Board approval of the Advisory Agreement for each of the underlying Credit Suisse Funds can be found in its respective annual report or statement of additional information.)

                  CSAM Profitability
                  ------------------

                  Since the Funds are newly established, the Board did not have available specific data regarding the profitability of CSAM with respect to the Funds. However, the Board did examine profitability estimates of the Funds provided by CSAM.

                  Economies of Scale
                  ------------------

                  Because the Funds had not commenced investment operations, the Board did not consider whether or how economies of scale in the provision of services to each Fund, if any arose in the future, would be passed along to shareholders. The Board was informed that it would be provided with the opportunity at future annual contract renewal meetings to consider whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in each Fund's asset levels.

                  Other Benefits to CSAM
                  ----------------------

                  The Board considered other benefits to be received by CSAM and its affiliates as a result of their relationship with each Fund, including that the Funds intend to invest in underlying Credit Suisse Funds for which CSAM and its affiliates receive compensation. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of each Fund, administrative and brokerage relationships with affiliates of CSAM and benefits potentially derived from an increase in CSAM's businesses as a result of their relationship with each Fund (such as the ability to market to shareholders other financial products offered by CSAM and its affiliates).

                  Conclusions
                  -----------

                  In selecting CSAM, and approving the Advisory Agreements and the investment advisory fee under such agreements, the Board concluded that:

                o Because the Contractual Advisory Fee and proposed Net Expense Ratio were at the lower end of the range of those for Comparable Funds, the fee was considered reasonable.

                o CSAM's asset allocation expertise and experience in managing the underlying Credit Suisse Funds supported selecting CSAM to manage the Funds.

                o The Board was satisfied with the nature and extent of the investment advisory services to be provided to each Fund by CSAM and that, based on dialogue with management and counsel, the services to be provided by CSAM under the Advisory Agreements are typical of, and consistent with, those provided to mutual funds by other investment advisers.

                o In light of the expected costs of providing investment management and other services to the Funds and CSAM's willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates may receive were considered reasonable.

                o CSAM's projected profitability based on fees to be paid under each Advisory Agreement was reasonable in light of the nature, extent and quality of the services to be provided to the Fund thereunder.

                  No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreements. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Administration Agreements

                  CSAMSI and State Street serve as co-administrators to each Fund pursuant to separate written agreements with each Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

                  For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, each Fund pays CSAMSI a fee calculated daily and paid monthly at the annual rate of 0.10 % of the Fund's average daily net assets.

                  For the services provided by State Street under the State Street Co-Administration Agreement, each Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .050% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .020% of the Fund Complex's average daily net assets in excess of $10 billion, subject to an annual minimum fee, exclusive of out-of-pocket expenses. Each class of shares of each Fund bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation.

Code of Ethics

                  Each Fund, CSAM and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

                  Each Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent

                  State Street acts as the custodian for each Fund and also acts as the custodian for each Fund's foreign securities pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of the Fund, (b) holds and transfers portfolio securities on account of the Fund, (c) makes receipts and disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions for the account of the Fund's portfolio securities held by it and (e) makes periodic reports to the Fund's Board of Trustees concerning the Fund's operations. With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositories to serve as sub-custodian on behalf of each Fund and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of each Fund. For this service to each Fund under the Custodian Agreement, State Street receives a fee which is calculated based upon the Fund's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                  Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), acts as the shareholder servicing, transfer and dividend disbursing agent of each Fund pursuant to separate Transfer Agency and Service Agreements, under which BFDS (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Fund's Board concerning the transfer agent's operations with respect to the Fund. BFDS's principal business address is 66 Brooks Drive, Braintree, Massachusetts 02184.

Proxy Voting Policies and Procedures.


                  Each Fund has adopted CSAM's Proxy Voting Policy and Procedures as its proxy voting policy. The Proxy Voting Policy and Procedures appear as Appendix A to this Statement of Additional Information. Each Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than August 31 of each year. Each Fund's Form N-PX is available (1) without charge and upon request by calling the Fund toll-free at 800-222-8977 or through CSAM's website, http://www.csam.com/us and
(2) on the SEC's website at http://www.sec.gov.

Disclosure of Portfolio Holdings

                  Each Fund's Board has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings. As a general matter, it is each Fund's policy that no current or potential investor (or their representative) (collectively, the "Investors") will be provided information on the Fund's portfolio holdings on a preferential basis in advance of the provision of that information to other Investors. Each Fund's policies apply to all of the Fund's service providers that, in the ordinary course of their activities, come into possession of information about the Fund's portfolio holdings.

                  Each Fund's policies and procedures provide that information regarding the Fund's specific security holdings, sector weightings, geographic distribution, issuer allocations and related information, among other things ("Portfolio-Related Information") will be disclosed to the public only (i) as required by applicable laws, rules or regulations or (ii) pursuant to the Fund's policies and procedures when the disclosure of such information is considered by the Fund's officers to be consistent with the interests of Fund shareholders. In the event of a conflict of interest between a Fund, on the one hand, and a service provider or their affiliates on the other hand, relating to the possible disclosure of Portfolio-Related Information, the Fund's officers will seek to resolve any conflict of interest in favor of the Fund's interests. In the event that a Fund officer is unable to resolve such conflict, the matter will be referred to the Fund's Audit Committee for resolution.

                  Each Fund's policies further provide that in some instances, it may be appropriate for the Fund to selectively disclose its Portfolio-Related Information (e.g., for due diligence purposes to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information. Unless the context clearly suggests that the recipient is under a duty of confidentiality, the Fund's officers will condition the receipt of selectively disclosed Portfolio-Related Information upon the receiving party's agreement to keep such information confidential and to refrain from trading Fund shares based on the information.

                  Neither a Fund, the Adviser, officers of the Fund nor employees of its service providers will receive any compensation in connection with the disclosure of Portfolio-Related Information. However, each Fund reserves the right to charge a nominal processing fee, payable to the Fund, to nonshareholders requesting Portfolio-Related Information. This fee is designed to offset the Fund's costs in disseminating data regarding such information. All Portfolio-Related Information will be based on information provided by State Street, as each Fund's co-administrator/accounting agent.


                  Disclosure of Portfolio-Related Information may be authorized only by executive officers of a Fund, CSAM and CSAMSI. Each Fund's Board is responsible for overseeing the implementation of the policies and procedures governing the disclosure of Portfolio-Related Information and reviews the policies annually for their continued appropriateness.

                  Each Fund provides a full list of its holdings as of the end of each calendar month on its website, www.csam.com/us, approximately 10 business days after the end of each month. The list of holdings as of the end of each calendar month remains on the website until the list of holdings for the following calendar month is posted to the website.

                  Each Fund and CSAM have ongoing arrangements to disclose Portfolio-Related Information to service providers to the Fund that require access to this information to perform their duties to the Fund. Set forth below is a list, as of February 1, 2005, of those parties with which CSAM, on behalf of each Fund, has authorized ongoing arrangements that include the release of Portfolio-Related Information, as well as the frequency of release under such arrangements and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed.

---------------------------------------- -------------------------------------- --------------------------------------
Recipient                                Frequency                              Delay before dissemination
---------------------------------------- -------------------------------------- --------------------------------------
State Street (custodian, accounting      Daily                                  None
agent, co-administrator and securities
lending agent)
---------------------------------------- -------------------------------------- --------------------------------------
Institutional Shareholder Services       As necessary                           None
(proxy voting service and filing of
class action claims)
---------------------------------------- -------------------------------------- --------------------------------------
Interactive Data Corp. (pricing          Daily                                  None
service)
---------------------------------------- -------------------------------------- --------------------------------------
BFDS (transfer agent)                    As necessary                           None
---------------------------------------- -------------------------------------- --------------------------------------


                  In addition, Portfolio-Related Information may be provided as part of each Fund's ongoing operations to: the Fund's Board; PricewaterhouseCoopers LLP, its independent registered public accounting firm; Willkie Farr & Gallagher LLP, counsel to the Fund; Drinker Biddle & Reath LLP, counsel to the Fund's Independent Directors; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation, if any. The entities to which a Fund provides Portfolio-Related Information, either by explicit agreement or by virtue of the nature of their duties to the Fund, are required to maintain the confidentiality of the information disclosed.




                  On an ongoing basis, each Fund may provide Portfolio-Related Information to third parties, including the following: mutual fund evaluation services; broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients; mutual fund data aggregation services; sponsors of retirement plans that include funds advised by CSAM; and consultants for investors that invest in funds advised by CSAM, provided in each case that the Fund has a legitimate business purpose for providing the information and the third party has agreed to keep the information confidential and to refrain from trading based on the information. The entities that receive this information are listed below, together with the frequency of release and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed:

---------------------------------------- -------------------------------------- --------------------------------------
Recipient                                Frequency                              Delay before dissemination
---------------------------------------- -------------------------------------- --------------------------------------
Lipper                                   Monthly                                5th business day of following month
---------------------------------------- -------------------------------------- --------------------------------------
S&P                                      Monthly                                2nd business day of following month
---------------------------------------- -------------------------------------- --------------------------------------
Thomson Financial/Vestek                 Quarterly                              5th business day of following month
---------------------------------------- -------------------------------------- --------------------------------------

                  Each Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund.

                  The ability of each Fund, the Adviser and CSAMSI, as the co-administrator of each Fund, to effectively monitor compliance by third parties with their confidentiality agreements is limited, and there can be no assurance that each Fund's policies on disclosure of Portfolio-Related Information will protect the Fund from the potential misuse of that information by individuals or firms in possession of that information.

                           Organization of the Funds

                  Credit Suisse Opportunity Funds (previously the Credit Suisse Warburg Pincus Opportunity Funds) (the "Opportunity Funds") was formed on May 31, 1995 as a business trust under the laws of the state of Delaware. Its shares are currently divided in four series, Credit Suisse Strategic Allocation Fund - Conservative, Credit Suisse Strategic Allocation Fund - Moderate, Credit Suisse Strategic Allocation Fund - Aggressive and Credit Suisse High Income Fund. The Credit Suisse Opportunity Funds have an unlimited number of authorized shares of beneficial interest, par value $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series and an unlimited number of classes.

                  The Agreement and Declaration of Trust provides that no Trustee, officer, employee or agent of the Credit Suisse Opportunity Funds is liable to the Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third person in connection with the affairs of the Funds, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. It also provides that all third parties shall look solely to the property of the appropriate Credit Suisse Opportunity Fund for satisfaction of claims arising in connection with the affairs of a Credit Suisse Opportunity Fund. With the exceptions stated, the Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of the Credit Suisse Opportunity Funds against all liability in connection with the affairs of the Credit Suisse Opportunity Funds. The Agreement and Declaration of Trust permits each Fund to redeem shares of a class or series held by a shareholder for any reason subject to applicable law, if the Board of Trustees determines that doing so is in the best interest of the Fund. The Agreement and Declaration of Trust also permits the Board of Trustees, subject to applicable federal and state law, to reorganize or combine the Fund or any of its series or classes into other funds, series or classes without shareholder approval.

                  All shares of the Credit Suisse Opportunity Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Credit Suisse Opportunity Funds with different investment objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the Act and the laws of the State of Delaware.

                  Shares of each class represent equal pro rata interests in the respective Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher fees paid by Class C shares, the total return on Class C shares can be expected to be lower than the total return on Class A and Common shares of a Fund. Class C shares do not convert to another class of shares, so annual expenses remain higher for Class C shares. Unless the context clearly suggests otherwise, references to a Fund in this Statement of Additional Information are to the Fund as a whole and not to any particular class of the Fund's shares.

                  Investors in a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of the Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Trustee of a Fund may be removed from office upon the vote of shareholders holding at least a majority of the Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of the Fund holding in the aggregate not less than 51% of the outstanding shares of the Fund having voting rights.

                  The Agreement and Declaration of Trust authorizes the Trust to redeem shares of a class or series held by a shareholder for any reason, subject to applicable law, if the Trustees determine that doing so is in the best interest of the Trust. The circumstances under which the


Trustees may involuntarily redeem shareholders include, but are not be limited to, (a) a decision to discontinue issuance of shares of a particular class or classes of capital stock, (b) a decision to combine the assets belonging to, or attributable to shares of a particular class or classes of capital stock with those belonging to, or attributable to another class (or classes) of capital stock, (c) a decision to sell the assets belonging to, or attributable to a particular class or classes of capital stock to another registered investment company in exchange for securities issued by the other registered investment company, or (d) a decision to liquidate the Trust or the assets belonging to, or attributable to the particular classes or classes of capital stock (subject in each case to any vote of stockholders that may be required by law notwithstanding the foregoing authority granted to the Trustees). Redemption proceeds may be paid in cash or in kind. The Trust would provide prior notice of any plan to involuntarily redeem shares absent extraordinary circumstances. The exercise of the power granted to the Trustees under the charter is subject to the Trustees' fiduciary obligations to the shareholders and any applicable provisions under the 1940 Act and the rules thereunder.

                  The Agreement and Declaration of Trust authorizes the Trustees, subject to applicable federal and state law, to reorganize or combine any Fund or any of its series or classes into other funds, series or classes without shareholder approval. Before allowing such a transaction to proceed without shareholder approval, the Trustees would have a fiduciary responsibility to first determine that the proposed transaction is in the shareholders' interest. Any exercise of the Trustees' authority is subject to applicable requirements of the 1940 Act and Delaware law. A Fund generally will provide prior notice of any such transaction except in extraordinary circumstances.

                  Each Fund sends to its investors a semiannual report and an audited annual report, each of which includes a list of the investment securities held by the Fund and a statement of the performance of the Fund. Periodic listings of the investment securities held by a Fund, as well as certain statistical characteristics of the Fund, may be obtained on the Credit Suisse Funds web site at www.csam.com/us.

Distribution and Shareholder Servicing

Distributor. CSAMSI is the distributor of the Funds' shares and offers the Funds' shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

                  Class A and Class C Shares. Each Fund has adopted Plans of Distribution for its Class A shares and Class C shares (the "Class A Plan" and "Class C Plan," respectively, and collectively the "Plans") to permit the Fund to compensate CSAMSI for activities associated with the distribution of these shares.

                  The Class A Plan currently provides that a service fee of 0.25% per year of the average daily net assets of the Class A shares of a Fund will be paid as compensation to CSAMSI. The Class C Plan currently provides that: (i) an asset-based sales charge of up to 0.75% per year and (ii) a service fee of up to 0.25% per year, in each case, of the average daily net assets of the Class C shares of a Fund will be paid as compensation to CSAMSI.


                  With respect to sales of a Fund's Class C shares or sales of Class A shares through a broker-dealer, financial intermediary or financial institution (each a "financial representative"), CSAMSI pays the financial representative a concession at the time of sale. In addition, an ongoing maintenance fee is typically paid to financial representatives on sales of Class A and Class C shares. The payments to the financial representatives will continue to be paid for as long as the related assets remain in the Fund.

                  In addition to the concession and maintenance fee paid to financial representatives, CSAMSI or its affiliates may from time to time pay additional compensation on a one time or ongoing basis to intermediaries in connection with the sale of shares. The standard compensation for the sales of Class A and C shares are disclosed in the Funds' Class A and C Prospectus. Appendix C lists certain financial representatives with whom CSAMSI and/or its affiliates have special fee arrangements as of January 1, 2005. CSAMSI and/or its affiliates may enter into special fee arrangements with other parties from time to time. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of a Fund on a financial representative's preferred list of funds or otherwise associated with the financial representative's marketing and other support activities relating to the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amount in lieu of such payments.

General. Each of the Class A Plan and Class C Plan will continue in effect for so long as its continuance is separately, specifically approved at least annually by each Fund's Board, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans ("Independent Trustees"). Any material amendment of the Plans would require the approval of the Board in the same manner. Neither Plan may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

                  Payments by a Fund to CSAMSI under the Plans are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

                  CSAMSI provides each Board with periodic reports of amounts spent under the Plans and the purposes for which the expenditures were made.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  The offering price of each Fund's shares is equal to the per share net asset value of the relevant class of shares of the Fund plus, in the case of Class A shares, any applicable sales charge.

                  As a convenience to the investor and to avoid unnecessary expense to the Funds, share certificates representing shares of a Fund are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance. Each Fund retains the right to waive such fee in its sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of a Fund).

                  Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with a Fund are authorized to accept orders on the Fund's behalf.

Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

                  Common Class Shares. To purchase Common Class shares directly from a Fund, contact the Fund to obtain an application. Fill it out and mail it to the Fund along with an investment check, payable to "Credit Suisse Funds." The Fund cannot accept "starter" checks that do not have your name preprinted on them. The Fund also cannot accept checks payable to you or to another party and endorsed to the order of the Fund. These types of checks will be returned to you and your purchase order will not be processed.

                  The Common Class shares of a Fund may be purchased only by (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans,
(2) investment advisory clients of CSAM, (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of December 12, 2001 can buy Common Class Shares of a Fund and open new accounts under the same social security number. Prospective investors in Common Class shares may be required to provide documentation to determine their eligibility to purchase Common Class shares. Each Common Class shareholder receives a quarterly account statement, as well as a statement after any transaction that affects the shareholder's account balance or share registration (other than distribution reinvestments and automatic transactions such as the Automatic Monthly Investment Plan and Automatic Withdrawal Plan).

                  Class A and Class C Shares. Class A and C Shares are designed for investors seeking the advice of financial representatives and are not directly offered from a Fund. All purchases of shares are confirmed to each shareholder and are credited to such shareholder's account at net asset value after receipt in good order and deduction of any applicable sales charge.

                  Class A Shares of the Funds are sold to investors at the public offering price, which is the net asset value plus the applicable sales charge (unless you are entitled to a waiver):

                         INITIAL SALES CHARGE -- CLASS A


----------------------------------------------- --------------- ---------------- --------------------------------
Amount Purchased                                  As a % of        As a % of         Commission to Financial
                                                    Amount      Offering Price      Representative as a % of
                                                   Invested                              Offering Price
----------------------------------------------- --------------- ---------------- --------------------------------

Less than $100,000                                   4.17%           4.00%                    3.50%
----------------------------------------------- --------------- ---------------- --------------------------------
$100,000 to less than $250,000                       2.83%           2.75%                    2.50%
----------------------------------------------- --------------- ---------------- --------------------------------
$250,000 or more                                        0*              0                         **
----------------------------------------------- --------------- ---------------- --------------------------------


* On purchases of $250,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described in the Prospectus).


** The distributor may pay a financial representative a fee as follows: up to 1.00% on purchases up to and including $3 million, up to 0.50% on the next $47 million and up to 0.25% on purchase amounts over $50 million.


                  From time to time, the distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares. Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a Fund as defined in the Securities Act.

                  Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem a Fund's Class A or C Shares. Some may establish higher minimum investment requirements than set forth in the Prospectus. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold a Fund's Class A or C Shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursements of cash dividends. Such firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for these services. The Prospectus relating to Class A or C Shares should be read in connection with such firms' material regarding their fees and services.

                  The reduced sales charges shown above apply to the aggregate of purchases of Class A Shares of a Fund made at one time by any "purchaser." The term "purchaser" includes:

                    o an individual, the individual's spouse or domestic partner, and the individual's children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

                    o any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% of more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

                    o a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual or an immediate family member;

                    o a Uniform Gifts to Minors Act/Uniform Transfer to Minors Act account created by the individual and/or an immediate family member.

                  Initial Sales Charges Waivers. The initial sales charge may be waived for the following shareholders or transactions: (1) investment advisory clients of the Adviser; (2) officers, current and former Trustees of a Fund, current and former directors or trustees of other investment companies managed by the Adviser or its affiliates, officers, directors and full-time employees of the Adviser and of its affiliates ("Related Entities"); or the spouse, siblings, children, parents or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Fund); (3) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the Fund); (4) shares purchased by registered investment advisers ("RIAs") on behalf of fee-based accounts or by broker-dealers that have sales agreements with a Fund and for which shares have been purchased on behalf of wrap fee client accounts and for which such registered investment advisers or broker-dealers perform advisory, custodial, record keeping or other services;
(5) shares purchased for 401(k) Plans, 403(b) Plans, 457 Plans and employee benefit plans sponsored by an employer and pension plans; (6) Class A shares acquired when dividends and distributions are reinvested in the Fund; and (7) Class A shares offered to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise.

Redemptions

                  Shares of a Fund may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Fund of the shares tendered for redemption, less any applicable contingent deferred sales charge in the case of Class C shares of the Fund, and certain redemptions of Class A shares of the Fund.

                  Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the

SEC may permit. (A Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

                  If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

                  Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. As described in the Prospectus, certain withdrawals under the Plan for the Class A and C shares may be subject to a deferred sales charge.



                               EXCHANGE PRIVILEGE

                  An exchange privilege with certain other funds advised by CSAM is available to investors in the Funds. A Common shareholder may exchange Common shares of a Fund for Common shares of another Credit Suisse Fund at their respective net asset values. Exchanges of Common shares as described above will be effected without a sales charge. A Class A or Class C shareholder may exchange those shares for shares of the same class of another Credit Suisse Fund at their respective net asset values, subject to payment of any applicable sales charge differential, or for shares of a Credit Suisse money market fund, without payment of any sales charge differential. Not all Credit Suisse Funds offer all classes of shares. If an exchange request is received by Credit Suisse Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at the Fund's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases and will be effected without a sales charge. A Fund may refuse exchange purchases at any time without prior notice.

                  The exchange privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange (see "Additional Information Concerning Taxes" below). Investors wishing to exchange shares of a Fund for shares in another Credit Suisse Fund should review the prospectus of the other fund prior to making an exchange.

For further information regarding the exchange privilege or to obtain a current prospectus for another Credit Suisse Fund, an investor should contact Credit Suisse Funds at 800-927-2874.

                  Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. Each Fund reserves the right to terminate or modify the exchange privilege at any time upon 60 days' notice to shareholders.

                  Each Fund reserves the right to refuse any purchase or exchange request, including those from any person or group who, in the Fund's view, is likely to engage in excessive or short-term trading. If a Fund rejects an exchange, your redemption will be priced at the next-computed NAV. In determining whether to accept or reject a purchase or exchange request, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Fund and its shareholders. Each Fund is intended to be a longer-term investment and not a short-term trading vehicle. Because excessive or short-term trading can hurt a Fund and its shareholders, each Fund tries to identify persons and groups who engage in market timing and reject purchase or exchange orders from them. However, a Fund's efforts to curb market timing may not be entirely successful. In particular, a Fund's ability to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by financial intermediaries, such as brokers, retirement plan accounts and fee based-program accounts, is limited to those instances in which the financial intermediary discloses the underlying shareholder accounts. As a result, a Fund may not be able to identify excessive or short-term trading and refuse such purchase or exchange requests. Depending on the portion of Fund shares held through omnibus accounts (which may represent most of Fund shares), market timing could adversely affect shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES


                  The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Funds or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

        The Funds


                  Each Fund intends to continue to qualify as a regulated investment company each taxable year under the Code. To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (i.e., a partnership that is traded on an established securities market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.


                  As a regulated investment company, a Fund will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its "investment company taxable income" (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders (the "Distribution Requirement"). Each Fund will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.


                  Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board of each Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Fund currently expects to distribute any such excess annually to its shareholders. However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their own U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Fund upon filing appropriate returns or claims for refund with the IRS.


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                  The Code imposes a 4% nondeductible excise tax on a Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

                  If, in any taxable year, a Fund failed to qualify as a regulated investment company under the Code or failed to meet the Distribution Requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. However, such distributions would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if a Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

        Special Tax Considerations


                  The following discussion relates to the particular federal income tax consequences of the investment policies of the underlying Credit Suisse Funds.

                  An Underlying Credit Suisse Fund's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Underlying Credit Suisse Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Underlying Credit Suisse Fund and defer Underlying Credit Suisse Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require an Underlying Credit Suisse Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause an Underlying Credit Suisse Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement or to avoid the federal excise tax. Each Underlying Credit Suisse Fund will monitor its transactions, will make the appropriate tax

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elections and will make the appropriate entries in its books and records when it engages in short sales or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Underlying Credit Suisse Fund as a regulated investment company.

                  1. Zero Coupon Securities. An Underlying Credit Suisse Fund's investments in zero coupon securities, if any, may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Underlying Credit Suisse Fund each year even though the Underlying Credit Suisse Fund receives no cash distribution until maturity. Under the U.S. federal income tax laws, an Underlying Credit Suisse Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of an Underlying Credit Suisse Fund.

                  2. Constructive Sales. The so-called "constructive sale" provisions of the Code apply to activities by an underlying Credit Suisse Fund that lock in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, an option, or a future or forward contract. The entry into a short sale, a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when an underlying Credit Suisse Fund holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these rules may cause an Underlying Credit Suisse Fund to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

                  3. Straddles. The options transactions that an Underlying Credit Suisse Fund enters into may result in "straddles" for U.S. federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by an Underlying Credit Suisse Fund. In addition, losses realized by an Underlying Credit Suisse Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Fund for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the required distribution that an Underlying Credit Suisse Fund must make in order to avoid the federal excise tax. Furthermore, in determining its investment company taxable income and ordinary income, an Underlying Credit Suisse Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to an Underlying Credit Suisse Fund of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Underlying Credit Suisse Funds are uncertain which (if any) of these elections they will make.

                  4. Options and Section 1256 Contracts. If an Underlying Credit Suisse Fund writes a covered put or call option, it generally will not recognize income upon receipt of the

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option premium. If the option expires unexercised or is closed on an exchange, the Underlying Credit Suisse Fund will generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the Underlying Credit Suisse Fund in determining the capital gain or loss recognized in the resultant sale. However, an Underlying Credit Suisse Fund's investment in so-called "section 1256 contracts," such as certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax rules. Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of an Underlying Credit Suisse Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of section 1256 contracts that the Underlying Credit Suisse Fund continued to hold. Investors should also note that section 1256 contracts will be treated as having been sold on October 31 in calculating the required distribution that an Underlying Credit Suisse Fund must make to avoid the federal excise tax.

                  An Underlying Credit Suisse Fund may elect not to have the year-end mark-to-market rule apply to section 1256 contracts that are part of a "mixed straddle" with other investments of the Underlying Credit Suisse Fund that are not section 1256 contracts.


                  5. Swaps. As a result of entering into swap contracts, an Underlying Credit Suisse Fund may make or receive periodic net payments. It may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Underlying Credit Suisse Fund has been a party to the swap for more than one year).

                  6. Tax Treatment of Swaps and Structured Notes. The status of swaps and commodity-linked notes under tests to qualify as a regulated investment company ("RIC") under the Code is not certain. If the commodity-linked derivative instruments in which the Commodity Fund invests are not "securities" within the meaning of the 1940 Act, then the Commodity Fund will not be able to meet these requirements. Although the Commodity Fund intends to take the position that these instruments are securities for this purpose, the Commodity Fund has not asked the IRS for a ruling and the IRS may not agree with our view. If the Commodity Fund fails to qualify as a RIC, the Commodity Fund will be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Commodity Fund's earnings and profits.

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                  7. Foreign Currency Transactions. In general, gains from
transactions involving foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether an Underlying Credit Suisse Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the asset diversification requirement described above.

                  Under section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, an Underlying Credit Suisse Fund may elect capital gain or loss treatment for such transactions. Alternatively, an Underlying Credit Suisse Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to section 988 of the Code will increase or decrease the amount of an Underlying Credit Suisse Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Underlying Credit Suisse Fund's net capital gain. Additionally, if losses from a foreign currency transaction subject to section 988 of the Code exceed other investment company taxable income during a taxable year, an Underlying Credit Suisse Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.


                  8. Passive Foreign Investment Companies. If an Underlying Credit Suisse Fund acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Underlying Credit Suisse Fund may be subject to U.S. federal income tax on any "excess distribution" received with respect to such shares or any gain recognized upon a disposition of such shares, even if such income is distributed to the shareholders of the Underlying Credit Suisse Fund. Additional charges in the nature of interest may also be imposed on the Underlying Credit Suisse Fund in respect of such deferred taxes. If an Underlying Credit Suisse Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Underlying Credit Suisse Fund, and such amounts would be taken into account by the Underlying Credit Suisse Fund for purposes of satisfying the Distribution Requirement and the federal excise tax distribution requirement.

                  Alternatively, an Underlying Credit Suisse Fund may make a mark-to-market election that will result in the Underlying Credit Suisse Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Underlying Credit Suisse Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would

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be effective for all subsequent taxable years of the Underlying Credit Suisse
Fund, unless revoked with the consent of the IRS. By making the election, an Underlying Credit Suisse Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. An Underlying Credit Suisse Fund may have to distribute this "phantom" income and gain to satisfy the Distribution Requirement and to avoid imposition of a federal excise tax.

                  Each Underlying Credit Suisse Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.


                  9. Foreign Taxes. Dividends and interest (and in some cases, capital gains) received by an Underlying Credit Suisse Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A fund will not be eligible to elect to treat any Foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from such Fund's investments.


        Taxation of U.S. Shareholders

                  1. Dividends and Distributions. Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

                  Distributions of net long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income.

                  Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31, 2008, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by a Fund to an individual in a particular taxable year if 95% or more of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is

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attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by a Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, "qualified dividend income" generally means income from dividends received by a Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways and the shareholder satisfies certain holding period requirements in respect of its interest in the Fund. However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by a Fund from a REIT or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

                  We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

                  If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

                  Dividends and distributions paid by a Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of that Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

                  Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date

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for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

                  2. Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share (similar rules apply with regard to exempt-interest dividends received by the shareholder). If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

                  3. Backup Withholding. A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

                  4. Notices. Shareholders will receive, if appropriate, various written notices after the close of a Fund's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

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                  5. Other Taxation. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

                  Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

        Taxation of Non-U.S. Shareholders

                  Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate).

                  In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.


                  Recently enacted legislation would generally exempt from United States federal withholding tax properly-designated dividends that (i) are paid in respect of a Fund's "qualified net interest income" (generally, a Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) and
(ii) are paid in respect of a Fund's "qualified short-term capital gains" (generally, the excess of a Fund's net short-term capital gain over such Fund's long-term capital loss for such taxable year). This legislation would apply for taxable years beginning after December 31, 2004 and before January 1, 2008. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).

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                  Special rules apply to foreign persons who receive
distributions from a Fund that are attributable to gain from "U.S. real property interests" ("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in "U.S. real property holding corporations." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than 50 percent of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. tax return. To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a REIT or (between December 31, 2004 and December 31, 2007) a RIC, the Code treats that gain as the distribution of gain from a USRPI to a foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

                  However, a foreign shareholder achieves a different result with respect to the gains from the sale of USRPIs if the REIT or RIC is less than 50% owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT which is regularly traded on an established US securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the taxable year. In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

                  THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS. CURRENT AND PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A FUND.


            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL


                  PricewaterhouseCoopers, LLP, with principal offices at 250 W. Pratt Street, Suite 2100, Baltimore, Maryland, 21201-2304. serves as the independent registered public accounting firm for each Fund.


                  Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel for the Funds and provides legal services from time to time for CSAM and CSAMSI.

                              FINANCIAL STATEMENTS

                  The Funds' financial statements follow the Report by the Independent Registered Public Accounting Firm.

                                                                      APPENDIX A

                       CREDIT SUISSE ASSET MANAGEMENT, LLC
                               CREDIT SUISSE FUNDS
                        CREDIT SUISSE INSTITUTIONAL FUNDS
                              CSAM CLOSED-END FUNDS
                       PROXY VOTING POLICY AND PROCEDURES

INTRODUCTION

     Credit Suisse Asset Management, LLC ("CSAM") is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting. The duty of care requires CSAM to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, CSAM must cast proxy votes in the best interests of each of its clients.

     The Credit Suisse Funds, Credit Suisse Institutional Funds, and CSAM Closed-End Funds (the "Funds"), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

POLICY

     The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of CSAM's clients. The Policy addresses particular issues and gives a general indication of how CSAM will vote proxies. The Policy is not exhaustive and does not include all potential issues.

PROXY VOTING COMMITTEE

The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of CSAM's clients.

For the reasons disclosed below under "Conflicts," the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

     CSAM investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of

     ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

CONFLICTS

     CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston, which is part of Credit Suisse Group, one of the world's largest financial organizations. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, CSAM and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by CSAM for its clients' accounts. The interests of CSAM and/or its affiliates and personnel may conflict with the interests of CSAM's clients in connection with any proxy issue. In addition, CSAM may not be able to identify all of the conflicts of interest relating to any proxy matter.

CONSENT

     In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

RECORDKEEPING

CSAM is required to maintain in an easily accessible place for five years all records relating to proxy voting.

These records include the following:

     o    a copy of the Policy;
     o    a copy of each proxy statement received on behalf of CSAM clients;
     o    a record of each vote cast on behalf of CSAM clients;
     o a copy of all documents created by CSAM personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and
     o a copy of each written request by a client for information on how CSAM voted proxies, as well as a copy of any written response.

CSAM reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

          Disclosure

CSAM will describe the Policy to each client. Upon request, CSAM will provide any client with a copy of the Policy. CSAM will also disclose to its clients how they can obtain information on their proxy votes.

ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

          Procedures

The Proxy Voting Committee will administer the voting of all client proxies. CSAM has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide CSAM with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

                               PROXY VOTING POLICY

          Operational Items

     Adjourn Meeting

         Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

     Amend Quorum Requirements

         Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

     Amend Minor Bylaws

         Generally vote for bylaw or charter changes that are of a housekeeping nature.

     Change Date, Time, or Location of Annual Meeting

         Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

     Ratify Auditors

         Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price;
         (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

         Board of Directors

     Voting on Director Nominees in Uncontested Elections

         Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

     Cumulative Voting

         Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

     Director and Officer Indemnification and Liability Protection

         Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

     Filling Vacancies/Removal of Directors

         Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis.

         Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

     Independent Chairman (Separate Chairman/CEO)

         Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

         Majority of Independent Directors

         Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels. Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

     Term Limits

         Generally vote against shareholder proposals to limit the tenure of outside directors.

          Proxy Contests

     Voting on Director Nominees in Contested Elections

         Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

     Amend Bylaws without Shareholder Consent

         Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

     Confidential Voting

         Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

     Cumulative Voting

         Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

          Antitakeover Defenses and Voting Related Issues

     Advance Notice Requirements for Shareholder Proposals/Nominations

         Votes on advance notice proposals are determined on a case-by-case basis.

     Amend Bylaws without Shareholder Consent

         Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

         Poison Pills (Shareholder Rights Plans)

         Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

     Shareholders' Ability to Act by Written Consent

         Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

     Shareholders' Ability to Call Special Meetings

         Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

     Supermajority Vote Requirements

         Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

         Merger and Corporate Restructuring

     Appraisal Rights

         Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

     Asset Purchases

         Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments;
         (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

     Asset Sales

         Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest

     Conversion of Securities

         Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review
         (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

     Corporate Reorganization

         Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
         (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Reverse Leveraged Buyouts

         Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
         (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Formation of Holding Company

         Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

     Joint Ventures

         Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

     Mergers and Acquisitions

         Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits;
         (3) offer price; (4) fairness opinion; (5) how the deal was negotiated;
         (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

     Private Placements

         Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review:
         (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues;
         (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Prepackaged Bankruptcy Plans

         Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
         (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Recapitalization

         Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends;
         (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

     Reverse Stock Splits

         Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

     Spinoffs

         Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights;
         (6) change in the capital structure

     Value Maximization Proposals

         Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

          Capital Structure

     Adjustments to Par Value of Common Stock

         Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

     Common Stock Authorization

         Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

         Dual-class Stock

         Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

     Issue Stock for Use with Rights Plan

         Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

     Preemptive Rights

         Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

     Preferred Stock

         Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

     Recapitalization

         Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends;
         (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

     Reverse Stock Splits

         Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

     Share Repurchase Programs

         Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     Stock Distributions: Splits and Dividends

         Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

     Tracking Stock

         Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

         Executive and Director Compensation

     Executive and Director Compensation

         Votes on compensation plans for directors are determined on a case-by-case basis.

     Stock Plans in Lieu of Cash

         Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

     Director Retirement Plans

         Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

     Management Proposals Seeking Approval to Reprice Options

         Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

     Incentive Bonus Plans and Tax Deductibility Proposals

         Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

     Employee Stock Ownership Plans (ESOPs)

         Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

     401(k) Employee Benefit Plans

         Generally vote for proposals to implement a 401(k) savings plan for employees.

     Shareholder Proposals Regarding Executive and Director Pay

         Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

     Performance-Based Option Proposals

         Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

     Stock Option Expensing

         Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

     Golden and Tin Parachutes

         Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.


May 17, 2005

                                                                      APPENDIX B

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

                  Commercial paper rated A-1 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation of A-3 have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Corporate Bond Ratings

                  The following summarizes the ratings used by S&P for corporate bonds:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                  BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Debt rated B has a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                  CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

                  To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                  D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  The following summarizes the ratings used by Moody's for corporate bonds:

                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Note Ratings

                  The following summarizes the two highest ratings used by S&P for short-term notes:

                  SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

                  SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

                  MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Municipal Obligations Ratings

                  The following summarizes the ratings used by S&P for Municipal
Obligations:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                  BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                  CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

                  To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                  D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  The following summarizes the highest four municipal ratings used by Moody's:

                  Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds which are rated as are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  NOTE: Those bonds in the AA, A, BAA, BA and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols AA1, A1, BAA1, BA1, and B1.

                  Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

APPENDIX C*

                            SPECIAL FEE ARRANGEMENTS

                  FEE ARRANGEMENT FOR THE SALE OF COMMON CLASS

-----------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
                                         ------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
A G Edwards & Sons Inc                   0.25%
-----------------------------------------------------------------------------------------------------------------
ABN-AMRO Inc.                            0.20%
-----------------------------------------------------------------------------------------------------------------
American Express Fin. Advisors           0.40%
-----------------------------------------------------------------------------------------------------------------
American General Ret. Srvcs              0.40%
-----------------------------------------------------------------------------------------------------------------
Bank of Bermuda Ltd.                     0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of
                                         Global Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------
Bear Stearns Securities Corp.            0.25%
-----------------------------------------------------------------------------------------------------------------
BISYS BD Services, Inc.                  0.25%
-----------------------------------------------------------------------------------------------------------------
JP Morgan Invest LLC                     0.15%
-----------------------------------------------------------------------------------------------------------------
Charles Schwab & Co                      0.35% for qualifying shares; 0.40% for retirement plan shares
-----------------------------------------------------------------------------------------------------------------
Chicago Trust Co.                        0.20% of equity funds; 0.15% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
CIBC World Markets Corp                  0.25%
-----------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.            0.25% through Custody programs; 0.35% for Investment Advisory and trading programs; 0.25% for retirement programs, $12 annual fee per each participant in a retirement plan, not to exceed 0.40% of the average daily net assets investing in the Funds through a retirement program
-----------------------------------------------------------------------------------------------------------------
CitiStreet Associates LLC                0.35% of equity funds; 0.25% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
City National Bank                       0.35% of equity funds; 0.25% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
RBC Dain Rauscher Inc                    0.20%
-----------------------------------------------------------------------------------------------------------------
Datalynx                                 0.25%
-----------------------------------------------------------------------------------------------------------------


------------------

* This Appendix concerning special fee arrangements contains information about fee arrangements for all classes of shares offered by Credit Suisse
     Funds. Some of these classes may not be offered by your Fund.

                                      C-1

-----------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
                                         ------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Donaldson Lufkin & Jenrette              0.35% on FundVest assets; networking reimbursement fee of $6 per position excluding FundVest positions
-----------------------------------------------------------------------------------------------------------------
Dreyfus Trust Co                         0.25%
-----------------------------------------------------------------------------------------------------------------
E*Trade Securities                       0.25% of equity funds; 0.20% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
Edgewood Services Inc                    0.25%; 0.35% for investments through Federated Trust Connect Defined
                                         Contribution
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Retirement Plan Services     0.35%
-----------------------------------------------------------------------------------------------------------------
Federated Investors                      0.25%
-----------------------------------------------------------------------------------------------------------------
Fidelity Investments (FIIOC)             For certain funds: 0.35%/0.25% on average net assets plus 0.20% on net in-flows to the Funds from the FIIOC plans; for other funds 0.25%
                                         on average net assets
-----------------------------------------------------------------------------------------------------------------
Fiduciary Trust Company                  0.20% of equity funds; 0.15% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
First Union National Bank                0.40% of equity funds; 0.25% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
Gail Weiss & Associates                  0.25%
-----------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                      0.60% (0.40% for recordkeeping fee, 0.20% for distribution fee.)
-----------------------------------------------------------------------------------------------------------------
Hewitt Associates LLC                    0.25%; total annual fee increases to 0.30% for the period during which the aggregate total of all plan assets invested in common class shares of Credit Suisse Funds is $50 million or more
-----------------------------------------------------------------------------------------------------------------
I Clearing LLC (formerly Datek)          0.25%
-----------------------------------------------------------------------------------------------------------------
ICMA-RC Services, LLC                    0.30%
-----------------------------------------------------------------------------------------------------------------
Dain Rauscher Incorporated               0.20%; when aggregate assets reach $15 million, the fee will increase to 0.25%
-----------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement, Inc                 0.40%, provided, however, that the fee will be 0.15% with respect to the
                                         Common Class shares of any Credit Suisse Fund for which a fee of 0.25%
                                         is payable to the Clearing Broker other than Invesco Services
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers                          0.10% of CS Cash Reserve Fund & 0.10% of CS New York Tax Exempt Fund
-----------------------------------------------------------------------------------------------------------------
Metlife Securities, Inc.                 Up to 0.35%
-----------------------------------------------------------------------------------------------------------------
Metropolitan Life Ins Co.                0.25%
-----------------------------------------------------------------------------------------------------------------


                                      C-2

-----------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
                                         ------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Minnesota Mutual                         0.40% of equity funds; 0.25% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter               0.25%
-----------------------------------------------------------------------------------------------------------------
National Financial Services              0.30% plus additional 0.10% for assets under Retirement FundsNetwork plus annual maintenance fee per fund (based on December brokerage month-end assets): $4,500 (<$2.5 million); $3,000 ($2.5 -
                                         $5.0 million); and $0 (>$5.0 million).
-----------------------------------------------------------------------------------------------------------------
National Investor Service Corp           0.35%
-----------------------------------------------------------------------------------------------------------------
Nationwide Financial Srvcs Inc           Between 0.25% and 0.40% based on Insurance Variable Accounts involved and the Fund it invests in
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman                       0.10% for Cash Reserve and New York Tax Exempt funds
-----------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                  0.35%
-----------------------------------------------------------------------------------------------------------------
PFPC Inc.                                0.40%
-----------------------------------------------------------------------------------------------------------------
The Prudential Insurance Company of      0.25%
America
-----------------------------------------------------------------------------------------------------------------
Raymond James & Associates Inc           0.20%
-----------------------------------------------------------------------------------------------------------------
Raymond James Financial Srvcs            0.20%
-----------------------------------------------------------------------------------------------------------------
Reliastar Life Ins. Co of NY             0.35% of equity funds; 0.25% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
Resources Trust Company                  0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of
                                         Global Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------
Retirement Financial Srvcs Inc           0.25%
-----------------------------------------------------------------------------------------------------------------
BancAmerica Robertson Stephens Inc.      0.20% of equity funds; 0.10% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Ret. Plan Services         0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of
                                         Global Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------
The Vanguard Group                       0.25%
-----------------------------------------------------------------------------------------------------------------
The Variable Ann. Life Ins Co            0.35%
-----------------------------------------------------------------------------------------------------------------
UBS Financial Services                   0.30%
-----------------------------------------------------------------------------------------------------------------
UMB Bank                                 0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of global fixed income fund
-----------------------------------------------------------------------------------------------------------------

                                      C-3

-----------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
                                         ------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Union Bank of California                 0.20% of equity funds; 0.10% of fixed income funds except for 0.20% of
                                         Global Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------
ADP Clearing & Outsourcing Services,     Up to 0.25%
Inc.
-----------------------------------------------------------------------------------------------------------------
USAA Investment Management Co            0.30% of equity funds; 0.20% of fixed income funds
-----------------------------------------------------------------------------------------------------------------
VALIC                                    0.40%
-----------------------------------------------------------------------------------------------------------------
Wachovia Securities, LLC                 0.30%
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Bank MN, N.A.                0.35%
-----------------------------------------------------------------------------------------------------------------

                  FEE ARRANGEMENT FOR THE SALE OF ADVISOR CLASS

---------------------------------------------------------------------------------------------------------------------
DEALER NAME                             FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
                                        ------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
American General Ret. Srvcs             0.75% except for 0.50% of Fixed Income Fund
---------------------------------------------------------------------------------------------------------------------
Ceridian Retirement Services            Standard 12b-1 plus Sub-TA fees: 0.20%
---------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.              0.65% of equity funds; 0.40% of fixed income funds; 0.50% of Credit Suisse
                                        Fixed Income Fund
---------------------------------------------------------------------------------------------------------------------
First Union National Bank               (i) a one-time fee equal to 0.50% on assets of Fund shares in cases where there is: (a) a change of plan recordkeeper from a party unaffiliated with
                                        First Union to First Union (using the 401K Broker-Sold Platform) and (b) a simultaneous transfer of existing plan assets to a Fund, or (ii) a one-time fee equal to 0.25% on assets of Fund shares for each new contribution by plan participants into a Fund (excluding reallocations of existing plan assets) in the 401(k) Broker-Sold Platform
---------------------------------------------------------------------------------------------------------------------
GoldK                                   0.70% except for 0.50% of Fixed Income Fund
---------------------------------------------------------------------------------------------------------------------
ICMA-RC                                 Services, LLC 0.50% for all except
                                        Global Fixed Income, Emerging Markets, &
                                        Japan Equity; Sub TA fees 0.20%
---------------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                     0.75% of equity funds; 0.50% of fixed income funds
---------------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement, Inc                0.75%, provided, however, that the fee will be 0.25% with respect to the
                                        Advisor Class shares of any Credit Suisse Fund for which a fee of 0.50% is payable to the Clearing Broker other than Invesco Services
---------------------------------------------------------------------------------------------------------------------
Metlife Securities, Inc.                0.50% and 1% finders fee on the gross of all new contributions
---------------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                 0.75%
---------------------------------------------------------------------------------------------------------------------
PFPC Inc.                               0.75%
---------------------------------------------------------------------------------------------------------------------
VALIC                                   0.75% except for 0.50% of Fixed Income Fund
---------------------------------------------------------------------------------------------------------------------

               FEE ARRANGEMENT FOR THE SALE OF CLASSES A, B AND C
------------------------------------------------------------------------------------------------------------------
Dealer Name                               FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
------------                              ------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
A G Edwards & Sons Inc                    In addition to the standard compensation, $6 per Level One account;
                                          $12 per Level Three account; and $6 per Level Four account
------------------------------------------------------------------------------------------------------------------
American Express Fin. Advisors            Standard compensation for each class plus additional 0.15%.  In additional, each Fund pays a one-time set-up fee of $5,000 and an annual maintenance fee of $2,500.
------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.             In addition to the standard compensation, $1.50/quarter per network account; 0.10% on gross sales; 0.0125% per quarter on assets (or 0.05%
                                          annually)
------------------------------------------------------------------------------------------------------------------
Legg Mason Wood Walker                    Standard compensation plus up to 0.05% of the aggregate value of Fund shares held
------------------------------------------------------------------------------------------------------------------
National Investor Service Corp            Standard compensation for each class plus Networking compensations paid on a monthly basis with a combined quarter of $1.50 per quarter
------------------------------------------------------------------------------------------------------------------
Sungard Investment Products Inc.          0.25% for servicing fee plus 0.10% for sub-accounting fee
------------------------------------------------------------------------------------------------------------------
UBS Financial Services                    Standard compensation for each class plus 0.20% annually on gross sales;
                                          0.05% annually on net assets invested in the Credit Suisse Funds;
                                          $12/year per network account
------------------------------------------------------------------------------------------------------------------

         FEE ARRANGEMENT FOR THE SALE OF CLASS A SHARES WITH LOAD WAIVED
-----------------------------------------------------------------------------------------------------------------
Dealer Name                               FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
------------                              ------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
J.P. Morgan Retirement Plan Services LLC  0.45%
-----------------------------------------------------------------------------------------------------------------
American General Ret. Srvcs               0.50%
-----------------------------------------------------------------------------------------------------------------
Colorado State Bank & Trust N.A.          0
-----------------------------------------------------------------------------------------------------------------
Fidelity Investments (FIIOC)              For certain funds: 0.40% on average net assets plus 0.20% on net in-flows from the FIIOC plans; for other funds: 0.25% of average net assets
-----------------------------------------------------------------------------------------------------------------
GE Financial Trust Company                The 12b-1 fees as set forth in the prospectus, plus Sub TA fees of .10%
-----------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                       0.50%
-----------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement, Inc.                 0.50%, provided, however, that the rate of fee will be 0.25% with respect to the Class A shares of any Credit Suisse Fund for which a fee of 0.25% is payable to the Clearing Broker other than Invesco Services
-----------------------------------------------------------------------------------------------------------------
Metlife Securities, Inc.                  0.25% and an additional 0.15% for equity funds, and an additional
                                          0.15% for fixed income funds following the first twelve months of investment; plus a monthly "finders fee" according to the following schedule: 1.00% on the first $3,000,000; 0.50% on $3,000,001 to
                                          $50,000,000; 0.25% above $50,000,000
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NYLIM Service Company LLC                 0.40%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Pershing                                  Under the "FundVest Institutional Program," Pershing is or will be paid the following compensation with respect to Class A (load waived)
                                          shares: (a) 0.15% of average daily net assets.
-----------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                   0.50%
-----------------------------------------------------------------------------------------------------------------
PFPC Inc.                                 0.50%
-----------------------------------------------------------------------------------------------------------------
Putnum Fiduciary Trust Co                 0.50%
-----------------------------------------------------------------------------------------------------------------
Union Bank of California, N.A.            0.50%
-----------------------------------------------------------------------------------------------------------------
Wachovia Securities, LLC                  0.30%
-----------------------------------------------------------------------------------------------------------------

        FEE ARRANGEMENTS WITH MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")


                  CLASS A, B AND C, COMMON AND ADVISOR CLASSES

In addition to the standard commissions, service fee and/or asset-based sales charges payable pursuant to applicable Rule 12b-1 plans, the following fees apply with respect to the classes set forth below:

     o    One-time account set-up fee of $50,000.
     o    Class A, B or C Shares:
          o A monthly fee of 0.25% of total new gross sales of shares of the Funds;*
          o An annual fee of 0.10% of the value of Fund shares held by customers for more than one year;*
          o An annual fee in respect of each customer account holding such Fund shares, any time during a calendar year (other than ERISA Accounts), of an amount equal to the sum of (a) $16 per front-end load Fund (Class A shares), (b) $19 per back-end load Fund (Class B shares) during the CDSC period and $16 thereafter and (c) $19 per level load Fund (Class C shares) during the CDSC period and $16 thereafter; and
          o    An annual fee of 0.10% on net assets held in the ERISA Accounts.

o    Common Class (and certain Institutional) Shares:*
     o    An annual fee of 0.10% on net assets in ERISA Accounts; and,
     o An annual fee of 0.35% on net assets held in accounts at MLPF&S (other than ERISA accounts).


o Advisor Class or Class A Shares (load-waived) offered to certain employee benefit plans (the "Plans"):
     o $16 of Processing Fee annually per each position of each Fund in a Plan;
     o A Service Fee of 0.10% and 0.20% of the average daily net asset of the Advisor Class and Class A shares, respectively; and
     o With respect to the Fund shares held by Plans through the "Investment Only Trading Platform," a fee of 0.10% of the average daily net assets.

*The following fees shall not apply to sales of Common Class shares and Class A shares for which a front-end sales charge is waived until such time as CSAMSI receives written notice from MLPF&S: (a) a monthly fee of 0.25% of total new gross sales of shares of the Funds; and (b) an annual fee of 0.10% of the value of Fund shares held by customers for more than one year.

FEE ARRANGEMENTS WITH PERSHING

                  CLASS A, B AND C, COMMON AND ADVISOR CLASSES

     o Pershing is paid standard commissions and service fees with respect to retail Class A, B and C shares described in applicable prospectuses, some or all of which, in turn, are payable to correspondent brokers thereof.

     o Pershing is paid an annual fee of $6.00 for each shareholder of each fund to reimburse for sub-accounting expenses for certain accounts traded through the National Securities Clearing Corporation ("NSCC").

     o Under the "Clearance-Fee-Waiver-Program," Pershing is paid the following compensation with respect to retail Class A, B and C shares:
          (a) for shares purchased through AXA Advisors and the Credit Suisse First Boston Private Client Services Group, 0.10% on monthly net purchases with respect to the Credit Suisse Funds; and (b) for shares sold through all other correspondent broker-dealers, 0.125% on monthly net purchases with respect to the Credit Suisse Funds.

     o Under the "FundVest Program," Pershing is paid the following compensation: (a) 0.35% of average daily net assets in Common Class shares and 0.10% of average daily net assets in Class A (load waived) shares, less (b) $5,000 per quarter.

     o Under the "FundVest Institutional Program," Pershing is or will be paid the following compensation with respect to Class A (load waived) shares: (a) 0.15% of average daily net assets.

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

     With respect to the Credit Suisse Institutional Money Market Fund, Pershing is paid (a) distribution fees of 0.10% and 0.25% of average daily net assets of Class B and Class C shares of the Fund, respectively; and (b) a fee of .05% of average daily net assets of Class A, Class B and Class C shares of the Fund for which Pershing performs shareholder servicing.

     FEE ARRANGEMENTS WITH SUNGARD INSTITUTIONAL BROKERAGE INC.

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

     With respect to the Credit Suisse Institutional Money Market Fund, Sungard Institutional Brokerage Inc. is paid a distribution fee of 0.40% of average daily net assets of the Fund for which Sungard Institutional Brokerage Inc. performs shareholder servicing.

                                     PART C

                                OTHER INFORMATION

Item 23. EXHIBITS

     (a)  (1) Form of Agreement and Declaration of Trust dated May 31, 1995. 1

               (2)  Certificate of Amendment dated July 13, 2000. 2

               (3)  Certificate of Amendment dated January 16, 2001. 3

               (4)  Certificate of Amendment dated February 1, 2001. 3

               (5)  Certificate of Amendment dated February 6, 2001. 3

               (6)  Certificate of Amendment effective December 12, 2001. 4

          (7)  Certificate of Amendment effective December 12, 2001. 5

          (8) Certificate and Instrument of Amendment to the Amended and Restated Agreement and Declaration of Trust dated June 17, 2002. 6

          (9) Certificate and Instrument of Amendment to the Amended and Restated Agreement and Declaration of Trust dated June 18, 2003. 7

          (10) Certificate of Correction dated June 15, 2004.8


------------------

1 Incorporated by reference to the corresponding exhibit in the Registrant's Registration Statement on Form N-1A, filed on September 1, 1995 (Securities Act File No. 33-92982).

2 Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, filed on August 1, 2000 (Securities Act File No. 33-92982).

3 Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed on February 28, 2001 (Securities Act File No. 33-92982).

4 Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, filed on December 31, 2001 (Securities Act File No. 33-92982).

5 Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, filed on February 14, 2002 (Securities Act File No. 33-92982).

6 Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, filed on December 30, 2002 (Securities Act File No. 33-92982).

7 Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, filed on July 11, 2003 (Securities Act File No. 33-92982).

8 Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, filed on February 25, 2005 (Securities Act File No. 33-92982).

          (11) Certificate and Instrument of Amendment to the Amended and Restated Agreement and Declaration of Trust dated February 4, 2005. 8

     (b)  (1) Form of By-Laws as adopted July 1995. 1

          (2)  Amendment to By-Laws. 3

          (3)  Amendment to By-Laws as adopted December 12, 2001. 4

          (4)  Amended and Restated By-Laws as adopted February 12, 2002. 6

     (c)  Not applicable.

     (d) (1) Investment Advisory Agreement with Credit Suisse Asset Management, LLC dated March 23, 2001. 4

          (2) Amended and Restated Investment Advisory Agreement as amended as of May 3, 2004. 8


          (3) Form Investment Advisory Agreement pertaining to Credit Suisse Strategic Allocation Fund--Conservative, Credit Suisse Strategic Allocation Fund-- Moderate and Credit Suisse Strategic Allocation Fund--Aggressive. 20


     (e) (1) Distribution Agreement with Credit Suisse Asset Management Securities, Inc. dated December 18, 2000 ("CSAMSI"). 9

          (2)  Amendment to Distribution Agreement dated April 11, 2003. 10

          (3) Amended and Restated Distribution Agreement as amended as of May 3, 2004. 8


          (4) Form of Letter Distribution Agreement pertaining to the inclusion of Credit Suisse Strategic Allocation Fund--Conservative, Credit Suisse Strategic Allocation Fund--Moderate and Credit Suisse Strategic Allocation Fund--Aggressive, to the existing Distribution Agreement. 19


     (f)  Not Applicable.

     (g) (1) Custodian Agreement with State Street Bank and Trust Company ("State Street") dated October 20, 2000. 11


------------------


9 Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, filed on February 19, 2004 (Securities Act File No. 33-92982).

10 Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, filed on February 19, 2004 (Securities Act File No. 33-92982).

          (2) Amendment to Custodian Agreement with State Street dated April 26, 2001. 12

          (3) Amendment to Custodian Agreement with State Street dated May 16, 2001. 12

          (4) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001. 12


          (5) Form of Letter Custodian Agreement pertaining to the inclusion of Credit Suisse Strategic Allocation Fund--Conservative, Credit Suisse Strategic Allocation Fund--Moderate and Credit Suisse Strategic Allocation Fund--Aggressive, to the existing Distribution Agreement. 19


     (h) (1) Form of Amendment to Services Agreement for the Credit Suisse High Income Fund. 13

               (2) Form of Interim and Restated Service Agreement dated November 3, 2000. 9

               (3) Assignment Agreement by and between CSAMSI and Provident Distributors, Inc. 4

               (4) Co-Administration Agreement with CSAMSI dated February 1, 2001. 10

               (5) Amendment to Co-Administration Agreement dated February 13, 2003. 14

               (6) Co-Administration Agreement with State Street dated March 18, 2002. 15


------------------

11 Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

12 Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

13 Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, filed on February 23, 1999 (Securities Act File No. 33-92982).

14 Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of Credit Suisse Institutional Fixed Income Fund, Inc. filed on December 23, 2003 (Securities Act File No. 333-60673).

15 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc., filed on May 3, 2002 (Securities Act File No. 333-64554).

               (7) Form of Letter Co-Administration Agreement pertaining to the inclusion of Credit Suisse Strategic Allocation Fund--Conservative, Credit Suisse Strategic Allocation Fund--Moderate and Credit Suisse Strategic Allocation Fund--Aggressive, to the existing Distribution Agreement with CSAMSI. 19

               (8) Form of Letter Co-Administration Agreement pertaining to the inclusion of Credit Suisse Strategic Allocation Fund--Conservative, Credit Suisse Strategic Allocation Fund--Moderate and Credit Suisse Strategic Allocation Fund--Aggressive, to the existing Distribution Agreement with State Street. 19


               (9) Transfer Agency Agreement with Boston Financial Data Services, Inc. ("BFDS") dated February 1, 2001. 16

               (10) Amendment to Transfer Agency Agreement with BFDS dated
                    December 31, 2002. 16

               (11) Amendment to Transfer Agency Agreement with BFDS dated
                    October 1, 2004. 8


               (12) Form of Letter Transfer Agency and Service Agreement
                    pertaining to the inclusion of Credit Suisse Strategic Allocation Fund-- Conservative, Credit Suisse Strategic Allocation Fund--Moderate and Credit Suisse Strategic Allocation Fund--Aggressive, to the existing Distribution Agreement with BFDS. 19


     (i)       Legal Opinion. 1


     (j)  (1)  Not applicable.


          (2)  Powers of Attorney. 8

     (k) Form of Subscription Agreement with initial shareholders for the Credit Suisse High Income Fund dated January 11, 1999. 13


     (l) Form of Purchase Agreement with respect to the Credit Suisse Strategic Allocation Fund--Conservative, Credit Suisse Strategic Allocation Fund--Moderate and Credit Suisse Strategic Allocation Fund--Aggressive. 19


     (m) (1) Rule 12b-1 Plans of the Class A shares of Credit Suisse High Income Fund dated May 1, 2003. 7


------------------

16 Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, filed on February 24, 2003 (Securities Act File No. 33-92982).

          (2) Rule 12b-1 Plans of the Class B Shares for the Credit Suisse High Income Fund dated May 1, 2003. 7

          (3) Rule 12-1 Plans of the Class C Shares for the Credit Suisse High Income Fund dated May 1, 2003. 7

          (4) Rule 12b-1 Plans of the Common Class Shares for the Credit Suisse High Income Fund dated May 1, 2003. 7

          (5) Rule 12b-1 Plan of the Class A Shares for the Credit Suisse Strategic Allocation Fund--Conservative. 19

          (6) Rule 12b-1 Plan of the Class C Shares for the Credit Suisse Strategic Allocation Fund--Conservative. 19

          (7) Rule 12b-1 Plan of the Class A Shares for the Credit Suisse Strategic Allocation Fund--Moderate. 19

          (8) Rule 12b-1 Plan of the Class C Shares for the Credit Suisse Strategic Allocation Fund--Moderate. 19

          (9) Rule 12b-1 Plan of the Class A Shares for the Credit Suisse Strategic Allocation Fund--Aggressive. 19

          (10) Rule 12b-1 Plan of the Class C Shares for the Credit Suisse Strategic Allocation Fund--Aggressive. 19


          (11) Shareholder Servicing and Distribution Plan as amended and revised May 3, 2004. 8

          (12) Distribution Plan as amended and revised May 3, 2004.8

     (n) (1) Amended Rule 18f-3 Plan dated November 12, 2001 pertaining to the High Income Fund. 17

          (2) Rule 18f-3 Plan pertaining to Credit Suisse Strategic Allocation Fund-- Conservative dated February 15, 2005. 19

          (3) Rule 18f-3 Plan pertaining to Credit Suisse Strategic Allocation Fund-- Moderate dated February 15, 2005. 19

          (4) Rule 18f-3 Plan pertaining to Credit Suisse Strategic Allocation Fund-- Aggressive dated February 15, 2005. 19



------------------

17 Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Credit Suisse Capital Appreciation Fund, filed on November 8, 2001 (Securities Act File No. 33-12344).

     (o)  Global Personal Trading Policy for Registrant, CSAM, LLC and CSAMSI.
          18



Item 24.          Persons Controlled by or Under Common Control with Registrant.

                  From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC") may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients.

Item 25.          Indemnification

                  Registrant, officers and directors/trustees of Credit Suisse Asset Management, LLC ("CSAM" or the "Adviser"), of Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of the Registrant. Discussion of this coverage is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on February 14, 2002.

         Item 26. Business and Other Connections of Investment Advisor

         CSAM acts as investment adviser to the Registrant. CSAM renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and Trustees of CSAM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM (SEC File No. 801-37170).

         Item 27. Principal Underwriter

                  (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Capital Appreciation Fund; Credit Suisse Capital Funds; Credit Suisse Cash Reserve Fund; Credit Suisse Commodity Return Strategy Fund; Credit Suisse Emerging Markets Fund; Credit Suisse Fixed Income Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global High Yield Fund; Credit Suisse Global Small Cap Fund; Credit Suisse Institutional Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse International Focus Fund; Credit Suisse Japan Equity Fund; Credit Suisse Mid-Cap Growth Fund; Credit Suisse New York Municipal Fund; Credit Suisse Select Equity Fund; Credit Suisse Short Duration Bond Fund; Credit Suisse Small Cap Growth Fund and Credit Suisse Trust.


------------------

18 Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Commodity Return Strategy Fund, filed on October 1, 2004 (Securities Act File No. 333-116212).


19 Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A, filed on April 1, 2005 (Securities Act File No. 33-92982).


20 Incorporated by reference to the Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A, filed on August 25, 2005. (Securities Act File No. 33-92982)

                  (b) For information relating to each Trustee, officer or partner of CSAM Securities, reference is made to Form BD (SEC File No. 8-46564) filed by CSAM Securities under the Securities Exchange Act of 1934.

                  (c) None.

Item 28. Location of Accounts and Records

         (1)   Credit Suisse Opportunity Funds
               466 Lexington Avenue
               New York, New York  10017-3147
               (Fund's Agreement and Declaration of Trust, By-Laws and minute books)

         (2)   Credit Suisse Asset Management, LLC
               466 Lexington Avenue
               New York, New York  10017-3147
               (records relating to its functions as investment adviser)

         (3)   Credit Suisse Asset Management Securities, Inc.
               466 Lexington Avenue
               New York, New York  10017-3147
               (records relating to its functions as co-administrator and distributor)

         (4)   State Street Bank and Trust Company
               225 Franklin Street
               Boston, Massachusetts  02110
               (records relating to its functions as co-administrator and custodian)

         (5)   Boston Financial Data Services, Inc.
               66 Brooks Drive
               Braintree, Massachusetts  02184
               (records relating to its functions as transfer agent and dividend disbursing)

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings.

                  Not applicable.

                                   SIGNATURES



                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 26th day of October 2005.



                                                 CREDIT SUISSE OPPORTUNITY FUNDS



                                             By: /s/Steven Plump
                                                 ------------------------
                                                 Steven Plump
                                                 Chief Executive Officer



         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                                  Title                        Date


/s/Michael E. Kenneally        Chairman of the Board            October 26, 2005
--------------------------
   Michael E. Kenneally

/s/Steven Plump                Chief Executive Officer          October 26, 2005
--------------------------
   Steven Plump

/s/Michael A. Pignataro        Treasurer and Chief Financial    October 26, 2005
--------------------------     Officer
   Michael A. Pignataro

/s/Enrique R. Arzac*           Trustee                          October 26, 2005
--------------------------
   Enrique R. Arzac

/s/Richard H. Francis*         Trustee                          October 26, 2005
--------------------------
   Richard H. Francis

/s/Jeffrey E. Garten*          Trustee                          October 26, 2005
--------------------------
Jeffrey E. Garten

/s/James S. Pasman, Jr.*       Trustee                          October 26, 2005
--------------------------
   James S. Pasman, Jr.

/s/Steven N. Rappaport*        Trustee                          October 26, 2005
--------------------------
   Steven N. Rappaport

/s/Peter F. Krogh*             Trustee                          October 26, 2005
------------------
   Peter F. Krogh


*By:/s/Michael A. Pignataro                                     October 26, 2005
    -----------------------
     Michael A. Pignataro as Attorney-in-Fact